UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	6/30/2011

Item 1 – Reports to Stockholders

Prudential

MEDLEY Program

Semiannual report to participants

June 30, 2011

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

This report includes the financial statements of VCA-10, VCA-11, and the portfolios of The Prudential Series Fund (the “Funds”) available through VCA-24.

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call 800-458-6333 to obtain a description of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Account’s website.

The Accounts Statement of Additional Information contains additional information about the Account’s Committee Members and is available without charge upon request by calling 800-458-6333.

Each Account files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential MEDLEY Program Table of Contents	Semiannual Report	June 30, 2011

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential MEDLEY Program Letter to Participants	June 30, 2011

■	DEAR PARTICIPANT:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This MEDLEY Program semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier President, The Prudential Series Fund	Judy A. Rice, President, Variable Contract Accounts 10 & 11

July 29, 2011

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) Presentation of Portfolio Holdings — unaudited	June 30, 2011

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	1.6%
Federal National Mortgage Association, 5.000%, TBA 30 YR	1.4%
Apple, Inc.	1.2%
Federal National Mortgage Association, 4.000%, TBA 30 YR	1.1%
U.S. Treasury Notes, 3.125%, 05/15/2021	0.9%

Diversified Bond
Allocation	(% of Net Assets	)
Corporate Bonds	44.7%
Commercial Mortgage-Backed Securities	18.1%
Mortgage-Backed Securities	8.6%
Non-Residential Mortgage-Backed Securities	8.4%
Residential Mortgage-Backed Securities	4.5%

Equity
Five Largest Holdings	(% of Net Assets	)
Occidental Petroleum Corp.	2.5%
Apple, Inc.	2.5%
Amazon.com, Inc.	2.5%
American Express Co.	2.2%
VMware, Inc. (Class A Stock)	1.8%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	2.4%
Apple, Inc.	1.8%
Chevron Corp.	1.5%
General Electric Co.	1.4%
Microsoft Corp.	1.4%

Global
Top Five Countries	(% of Net Assets	)
United States	46.5%
United Kingdom	9.5%
Japan	8.6%
France	5.5%
Germany	5.1%

Government Income
Allocation	(% of Net Assets	)
Mortgage-Backed Securities	48.1%
U.S Treasury Securities	28.9%
Commercial Mortgage-Backed Securities	11.1%
U.S. Government Agency Obligations	3.8%
Collateralized Mortgage Obligations	2.4%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	3.3%
Apple, Inc.	2.5%
International Business Machines Corp.	1.7%
Chevron Corp.	1.7%
General Electric Co.	1.6%

VCA-10
Five Largest Holdings	(% of Net Assets	)
Comcast Corp.	2.3%
Lear Corp.	2.2%
Bunge, Ltd.	2.1%
JPMorgan Chase & Co.	2.1%
Wells Fargo & Co.	2.0%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2011

LONG-TERM INVESTMENTS — 100.1%
COMMON STOCKS — 99.9%	Shares	Value (Note 2)
Aerospace & Defense — 2.9%
Northrop Grumman Corp.	41,834	$2,901,188
Raytheon Co.	50,827	2,533,726

		5,434,914

Airlines — 1.1%
United Continental Holdings, Inc.	88,828	2,010,178

Auto Components — 2.2%
Lear Corp.	75,088	4,015,706

Automobiles — 1.4%
General Motors Corp.(a)	82,489	2,504,366

Capital Markets — 4.6%
Bank of New York Mellon Corp. (The)	116,901	2,995,004
Goldman, Sachs Group, Inc. (The)	22,483	2,992,262
Morgan Stanley	107,299	2,468,950

		8,456,216

Chemicals — 4.9%
El du Pont de Nemours & Co.	50,458	2,727,255
Monsanto Co.	49,112	3,562,584
Mosaic Co. (The)	41,604	2,817,839

		9,107,678

Commercial Banks — 3.3%
PNC Financial Services Group, Inc.	42,066	2,507,554
Wells Fargo & Co.	132,056	3,705,491

		6,213,045

Communications Equipment — 2.3%
Juniper Networks, Inc.(a)	72,170	2,273,355
Motorola Mobility Holdings, Inc.(a)	90,851	2,002,356

		4,275,711

Computers & Peripherals — 3.0%
Apple, Inc.(a)	8,128	2,728,326
EMC Corp.(a)	101,705	2,801,973

		5,530,299

Consumer Finance — 1.6%
American Express Co.	58,867	3,043,424

Diversified Financial Services — 3.5%
Citigroup, Inc.	64,652	2,692,109
JPMorgan Chase & Co.	93,738	3,837,634

		6,529,743

Electronic Equipment & Instruments — 1.8%
Flextronics International, Ltd.(a)	528,445	3,392,617

Energy Equipment & Services — 3.0%
Halliburton Co.	53,407	2,723,757
National Oilwell Varco, Inc.	37,499	2,932,797

		5,656,554

Food & Staples Retailing — 3.0%
CVS Caremark Corp.	83,279	3,129,625
Wal-Mart Stores, Inc.	47,589	2,528,879

		5,658,504

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products — 6.8%
Bunge, Ltd.	57,414	$3,958,695
Kraft Foods, Inc.	90,033	3,171,863
Smithfield Foods, Inc.(a)	119,756	2,619,064
Tyson Foods, Inc. Cl. A	152,278	2,957,239

		12,706,861

Health Care Providers & Services — 1.5%
Express Scripts, Inc. Cl. A(a)	51,672	2,789,255

Hotels, Restaurants & Leisure — 1.6%
International Game Technology	165,803	2,914,817

Independent Power Producers & Energy Traders — 1.6%
Calpine Corp.(a)	189,550	3,057,441

Insurance — 2.3%
Arch Capital Group, Ltd.(a)	56,763	1,811,875
MetLife, Inc.	56,676	2,486,376

		4,298,251

Internet Software & Services — 4.4%
Baidu, Inc.(a) ADR (China)	19,377	2,715,299
Google, Inc. Cl. A(a)	5,029	2,546,585
IAC/InterActiveCorp.(a)	78,089	2,980,657

		8,242,541

Machinery — 1.6%
Ingersoll-Rand PLC	67,606	3,069,988

Media — 5.7%
Comcast Corp.	170,626	4,323,663
Liberty Global, Inc. Ser. C(a)	61,865	2,641,635
Viacom, Inc.	72,256	3,685,056

		10,650,354

Metals & Mining — 4.0%
Freeport-McMoRan Copper & Gold, Inc.	57,270	3,029,583
Goldcorp, Inc.	38,332	1,850,286
Kinross Gold Corp.	163,324	2,580,519

		7,460,388

Multi-Utilities — 1.5%
National Grid PLC, ADR (United Kingdom)	57,767	2,855,423

Oil, Gas & Consumable Fuels — 14.0%
Anadarko Petroleum Corp.	44,975	3,452,281
Apache Corp.	23,089	2,848,952
Hess Corp.	24,505	1,831,994
Marathon Oil Corp.	56,783	2,991,328
Noble Energy, Inc.	37,608	3,370,805
Occidental Petroleum Corp.	35,338	3,676,565
Suncor Energy, Inc.	77,236	3,019,928
Trident Resources Corp., Private Placement (original cost $1,639,692)(a)(b)(c)	4,067	2,409,149
Williams Cos, Inc. (The)	79,209	2,396,072

		25,997,074

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — 5.0%
Allergan, Inc.	23,496	$1,956,042
Pfizer, Inc.	141,053	2,905,692
Sanofi-Aventis SA ADR (France)	49,634	1,993,798
Shire PLC ADR (Ireland)	26,520	2,498,449

		9,353,981

Road & Rail — 1.3%
CSX Corp.	90,108	2,362,632

Software — 6.3%
CA, Inc.	137,465	3,139,700
Oracle Corp.	87,590	2,882,587
Salesforce.com, Inc.(a)	17,956	2,675,085
VMware, Inc.Cl. A(a)	29,338	2,940,548

		11,637,920

Specialty Retail — 1.4%
Staples, Inc.	161,032	2,544,306

Textiles, Apparel & Luxury Goods — 1.0%
Polo Ralph Lauren Corp.	14,332	1,900,566

Wireless Telecommunication Services — 1.3%
NII Holdings, Inc.(a)	55,277	2,342,639

TOTAL COMMON STOCKS (Cost: $147,843,427)		186,013,392

RIGHT
	Units
Oil, Gas & Consumable Fuels
Trident Resources Corp., Private Placement, expiring 6/30/15(a)(b)(c) (Cost: $0)	1,512	—

TOTAL LONG-TERM INVESTMENTS (Cost: $147,843,427)		$186,013,392

SHORT-TERM INVESTMENTS — 0.2%	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(e) (Cost: $392,824)	392,824	$392,824

TOTAL INVESTMENTS(d) — 100.1% (Cost: $148,236,251)		$186,406,216

LIABILITIES, LESS OTHER ASSETS
Dividends Receivable		209,746
Payable to Custodian		(25,133)
Payable for Pending Capital Transactions		(176,385)
Payable for Securities Purchased		(242,638)

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1%)		(234,410)

NET ASSETS — 100%		$186,171,806

NET ASSETS, representing:
Equity of Participants —
17,534,920 Accumulation Units at an Accumulation Unit Value of $10.6185		$186,195,038
Equity of The Prudential Insurance Company of America		(23,232)

		$186,171,806

(a)	Non-income producing security.

(b)	Indicates an illiquid security.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $1,639,692. The aggregate value of $2,409,149 is approximately 1.3% of net assets.

(d)	As of June 30, 2011, two securities valued at $2,409,149 and representing 1.3% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.

(e)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

ADR	American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2011

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.
Level 2—other	significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—significant	unobservable inputs for securities valued in accordance with Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$183,604,243	$—	$2,409,149
Right	—	—	—
Affiliated Mutual Funds	392,824	—	—

Total	$183,997,067	$—	$2,409,149

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/10	$2,265,850
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	143,299
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/11	$2,409,149

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	14.0%
Food Products	6.8
Software	6.3
Media	5.7
Pharmaceuticals	5.0
Chemicals	4.9
Capital Markets	4.6
Internet Software & Services	4.4
Metals & Mining	4.0
Diversified Financial Services	3.5
Commercial Banks	3.3
Food & Staples Retailing	3.0
Energy Equipment & Services	3.0
Computers and Peripherals	3.0
Aerospace and Defense	2.9
Communications Equipment	2.3
Insurance	2.3
Auto Components	2.2
Energy Equipment & Instruments	1.8
Machinery	1.6
Consumer Finance	1.6
Hotels, Restaurants & Leisure	1.6
Independent Power Producers & Energy Traders	1.6
Health Care Providers & Services	1.5

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2011

Multi-Utilities	1.5%
Specialty Retail	1.4
Automobiles	1.4
Road & Rail	1.3
Wireless Telecommunication Services	1.3
Airlines	1.1
Textiles, Apparel & Luxury Goods	1.0
Affiliated Money Market Mutual Fund	0.2

100.1
Liabilities in Excess of Other Assets	(0.1)

100.0%

The Account invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Account’s financial position and financial performance as reflected in the Statement of Net Assets and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Net Assets:

Derivatives not designated as hedging Instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$—*	—	$—

*	Include one security with a fair value of $0.

For the six months ended June 30, 2011. the Account did not have any realized gain or (loss) on derivatives recognized in income.

For the six months ended June 30, 2011. the Account did not have any unrealized appreciation or (depreciation) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $1,502 foreign withholding tax)	$1,357,676
Affiliated Dividend Income	1,874
Total Income	1,359,550
EXPENSES
Fees Charged to Participants for Investment Management Services	(235,359)
Fees Charged to Participants for Administrative Expenses	(691,537)
Total Expenses	(926,896)
NET INVESTMENT INCOME	432,654
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	10,499,686
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,643,377)
NET GAIN ON INVESTMENTS	7,856,309
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,288,963

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
OPERATIONS
Net Investment Income	$432,654	$1,233,529
Net Realized Gain on Investment Transactions	10,499,686	8,983,601
Net Change In Unrealized Appreciation (Depreciation) on Investments	(2,643,377)	8,941,510
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,288,963	19,158,640
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	15,390,492	4,853,154
Withdrawals and Transfers Out	(22,941,162)	(20,614,741)
Annual Account Charges Deducted from Participants’ Accounts	(884)	(25,734)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(7,551,554)	(15,787,321)
NET INCREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	32,935	10,771
TOTAL INCREASE IN NET ASSETS	770,344	3,382,090
NET ASSETS
Beginning of period	185,401,462	182,019,372
End of period	$186,171,806	$185,401,462

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2011	2010	2009	2008	2007	2006
Investment Income	$.0757	$.1531	$.1215	$.1628	$.1753	$.1539
Expenses
Investment management fee	(.0130)	(.0227)	(.0186)	(.0226)	(.0274)	(.0237)
Administrative expenses	(.0390)	(.0678)	(.0557)	(.0677)	(.0821)	(.0710)
Net Investment Income	.0237	.0626	.0472	.0725	.0658	.0592
Capital Changes
Net realized gain (loss) on investment transactions	.6317	.4660	(.8411)	(1.5104)	1.8696	1.6855
Net change in unrealized appreciation (depreciation) on investments	(.1549)	.5186	3.7265	(3.3558)	(1.3347)	(.4319)
Net Increase (Decrease) in Accumulation Unit Value	.5005	1.0472	2.9326	(4.7937)	.6007	1.3128
Accumulation Unit Value
Beginning of period	10.1180	9.0708	6.1382	10.9319	10.3312	9.0184
End of period	$10.6185	$10.1180	$9.0708	$6.1382	$10.9319	$10.3312
Total Return**	4.95%	11.54%	47.78%	(43.85%)	5.81%	14.56%
Ratio of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.22%†	.69%	1.00%	1.01%	.60%	.62%
Portfolio Turnover Rate	56%††	70%	62%	81%	65%	60%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	17,535	18,330	20,072	21,633	24,945	27,921

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.
†	Annualized
††	Not Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee Members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter to assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days, are valued at fair value.

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-10, is charged to the Account. Up to three quarters of the charge (0.75%) paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by canceling Units.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2011, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $61,061,219 and $57,070,171, respectively.

Investment in the Core Fund:    The Account invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2011 and year ended December 31, 2010, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2011	2010
Units issued	1,354,255	530,845
Units redeemed	(2,148,887)	(2,273,297)
Net decrease	(794,632)	(1,742,452)

Note 6:	Net Increase (Decrease) In Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2011, $193,848 in participant loans were withdrawn from VCA-10 and $82,957 of principal and interest was repaid to VCA-10. For the year ended December 31, 2010, $378,509 in participant loans were withdrawn from VCA-10 and $156,993 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2011, PICA has advised the Account that it received $1,338 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2011

SHORT TERM INVESTMENTS — 100%	Principal Amount (ooo)	Value (Note 2)
Certificates of Deposit — 12.5%
Bank of Nova Scotia (Scotiabank)(b) 0.317%, 7/6/2011	$500	$500,002
Barclays BK PLC Corp.(b) 0.260%, 8/8/2011	500	500,000
BNP Paribas 0.23%, 9/7/2011	500	500,000
0.396%, 9/21/2011(b)	400	400,000
Chase Bank USA NA. 0.10%, 7/22/2011	500	500,000
Nordea Bank Finland PLC 0.37%, 7/7/2011	500	500,018
0.523%, 2/3/2012(b)	300	300,464
Norinchukin BK 0.32%, 8/4/2011	500	500,000
RaboBank Nederland NV(b) 0.280%, 9/13/2011	300	300,000
Royal Bank of Canada(b) 0.239%, 2/14/2012	500	500,000
Sumitomo Mitsui Banking Corp. 0.28%, 8/16/2011	500	500,000

		5,000,484

Commercial Paper — 35.7%
Bank of America, NA 0.25%, 7/11/2011,	500	499,965
Blackrock, Inc.,144A(a) 0.20%, 7/18/2011	500	499,953
Citigroup Funding, Inc.(a) 0.15%, 7/14/2011	750	749,959
Coca-Cola Company (The),144A(a) 0.14%, 7/7/2011	325	324,992
Danske Corp., 144A(a) 0.255%, 7/13/2011	500	499,958
European Investment Bank(a) 0.08%, 7/12/2011	1,000	999,976
GDF Suez, 144A(a) 0.19%, 7/6/2011	500	499,987
General Electric Capital Corp.(a) 0.12%, 7/1/2011	500	500,000
Mizuho Funding LLC., 144A(a) 0.25%, 7/5/2011	800	799,978
Old Line Funding LLC, 144A(a) 0.25%, 7/1/2011	500	500,000
0.18%, 9/1/2011	400	399,876
Procter & Gamble Co., (The) 144A(a) 0.08%, 7/5/2011	1,000	999,991
Reckitt Benckiser Tsy, 144A(a) 0.28%, 8/11/2011	400	399,872
Roche Holdings, Inc. 144A(a) 0.17%, 7/5/2011	1,000	999,981
Sanofi Aventis, 144A(a) 0.34%, 9/13/2011	400	399,720
Skandinaviska Enskilada Banken AB, 144A 0.25%, 8/23/2011	500	499,816

SHORT TERM INVESTMENTS (continued)	Principal Amount (ooo)	Value (Note 2)
Commercial Paper (continued)
Societe Generale 0.24%, 8/9/2011(a)	$800	$799,792
Standard Chartered Bank, 144A(a) 0.22%, 8/4/2011	400	399,917
Straight-A-Funding LLC, 144A(a) 0.23%, 7/1/2011	500	500,000
0.19%, 7/11/2012	500	499,974
Svenska Handelsbanken AB, 144A 0.28%, 7/18/2011	500	499,934
Swedbank AB(a) 0.33%, 7/1/2011	1,000	1,000,000
US Bank National Association 0.15%, 7/15/2011	500	500,000
Westpac Banking Corp., 144A(b) 0.220%, 11/3/2011	500	500,000

		14,273,641

Other Instruments – Agency Bonds — 3.8%
General Electric Capital Corp., GTD. 3.00%, 12/9/2011(c)	500	505,786
Goldman Sachs Group, Inc. (The) GTD.(c) 1.625%, 7/15/2011	1,000	1,000,531

		1,506,317

Other Notes — 1.3%
Bank of America, NA(b) 0.286%, 7/27/2011,	500	500,000

US Government Agencies — 24.9%
Fannie Mae 0.04%, 7/5/2011(a)	1,000	999,996
0.08%, 8/8/2011(a)	500	499,958
0.15%, 1/17/2012(a)	1,000	999,167
0.146%, 9/19/2011(b)	500	500,006
Federal Farm Credit Bank 0.076%, 2/22/2012(b)	150	149,892
Federal Home Loan Bank 0.06%, 7/1/2011(a)	1,000	1,000,000
0.14%, 11/10/2011(a)	300	299,974
0.091%, 7/25/2011(b)	500	499,982
0.123%, 1/30/2012(b)	500	499,558
0.091%, 7/20/2011(b)	1,000	999,984
0.091%, 8/25/2011(b)	1,000	999,901
0.156%, 9/26/2011(b)	1,000	1,000,024
Freddie Mac 0.146%, 2/16/2012(b)	500	500,067
0.146%, 9/19/2011(b)	1,000	1,000,000

		9,948,509

US Treasury Obligations — 15.0%
US Treasury Bills 0.145%, 9/22/2011(a)	3,000	2,998,997
0.15%, 9/22/2011(a)	1,000	999,654
0.115%, 12/1/2011(a)	500	499,756
1.00%, 7/31/2011	1,000	1,000,758
0.875%, 1/31/2012	500	501,640

		6,000,805

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2011

SHORT TERM INVESTMENTS (continued)	Principal Amount (ooo)	Value (Note 2)
Repurchase Agreements(c) — 6.8%
Deutsche Bank Securities 0.060%, dated 6/30/2011, due 7/1/2011 in the amount of $2,212,004 (cost $2,212,000; the value of the collateral including accrued interest was $2,256,240)	$2,212	$2,212,000
0.040%, dated 6/24/2011, due 7/1/2011 in the amount of $500,004 (cost $500,000; the value of the collateral including accrued interest was $510,000)	500	500,000

		2,712,000

TOTAL INVESTMENTS — 100% (Cost: $39,941,755)		$39,941,756

OTHER ASSETS, LESS LIABILITIES
Interest Receivable		17,199
Cash		517
Payable for Pending Capital Transactions		(12,463)

OTHER ASSETS IN EXCESS OF LIABILITIES		5,253

NET ASSETS — 100%		$39,947,009

Value (Note 2)
NET ASSETS, representing:
Equity of Participants —
11,996,815 Accumulation Units at an Accumulation Value of 3.3299	$39,948,809
Equity of The Prudential Insurance Company of America	(1,800)

$39,947,009

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(c)	Repurchase agreements are collaterized by U.S. Treasury or U.S. Government Agency issuances.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,000,484	$—
Commercial Paper	—	14,273,641	—
Other Instruments – Agency Bonds	—	1,506,317	—
Other Notes	—	500,000	—
US Government Agencies	—	9,948,509	—
US Treasury Obligation	—	6,000,805	—
Repurchase Agreements	—	2,712,000	—

Total	$—	$39,941,756	$—

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2011

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage on net assets as of June 30, 2011 were as follows:

Commercial Paper	35.7%
US Governmant Agencies	24.9
U.S. Treasury Obligations	15.0
Certificates of Deposit	12.5
Repurchase Agreements	6.8
Other Instruments – Agency Bonds	3.8
Other Notes	1.3

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.005%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated Interest Income	$47,179
Total	47,179
EXPENSES
Fees Charged to Participants for Investment Management Services	(49,038)
Fees Charged to Participants for Administrative Expenses	(148,822)
Total Expenses	(197,860)
NET INVESTMENT LOSS	(150,681)
Realized Gain on Investment Transactions	314
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(150,367)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
OPERATIONS
Net Investment Loss	$(150,681)	$(322,170)
Net Realized Gain on Investment Transactions	314	662
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(150,367)	(321,508)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	3,769,687	5,120,684
Withdrawals and Transfers Out	(6,621,155)	(11,369,807)
Annual Account Charges Deducted from Participants’ Accounts	(861)	(21,394)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(2,852,329)	(6,270,517)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(15,724)	(2,430)
TOTAL DECREASE IN NET ASSETS	(3,018,420)	(6,594,455)
NET ASSETS
Beginning of period	42,965,429	49,559,884
End of period	$39,947,009	$42,965,429

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2011	2010	2009	2008	2007	2006
Investment Income	$.0038	$.0136	$.0239	$.1010	$.1735	$.1561
Expenses
Investment management fee	(.0016)	(.0083)	(.0084)	(.0083)	(.0080)	(.0077)
Administrative expenses	(.0047)	(.0249)	(.0251)	(.0250)	(.0235)	(.0228)
Net Increase in Accumulation Unit Value	(.0025)	(.0196)	(.0096)	.0677	.1420	.1256
Accumulation Unit Value
Beginning of period	3.3324	3.3520	3.3616	3.2939	3.1519	3.0263
End of period	$3.3299	$3.3324	$3.3520	$3.3616	$3.2939	$3.1519
Total Return**	(.08%)	(.58%)	(.29%)	2.06%	4.51%	4.15%
Ratio of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	(.38%)†	(.71%)	(.30%)	2.00%	4.39%	4.06%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	11,997	12,886	14,777	16,736	16,560	18,183

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.
†	Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Portfolio securities of VCA-11 are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-11, is charged to the Account. Up to three quarters of the charge (0.75%), paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which PICA has issued a contract.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2011 and year ended December 31, 2010, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2011	2010
Units issued	1,097,522	1,519,347
Units redeemed	(1,986,859)	(3,410,606)
Net Decrease	(889,337)	(1,891,259)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2011, $76,478 in participant loans were withdrawn from VCA-11 and $65,804 of principal and interest was repaid to VCA-11. For the year ended December 31, 2010, $214,360 in participant loans were withdrawn from VCA-11 and $145,249 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the six months ended June 30, 2011, PICA has advised the Account that it received $931 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 7:	New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

The Prudential Series Fund

The following pages represent information on the Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of the Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of the Prudential Series Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2011

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,047.30	0.58%	$2.94
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
Diversified Bond (Class I)	Actual	$1,000.00	$1,043.50	0.43%	$2.18
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16
Equity (Class I)	Actual	$1,000.00	$1,066.60	0.48%	$2.46
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Equity (Class II)	Actual	$1,000.00	$1,064.20	0.88%	$4.50
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Flexible Managed (Class I)	Actual	$1,000.00	$1,057.10	0.63%	$3.21
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Global (Class I)	Actual	$1,000.00	$1,052.20	0.83%	$4.22
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Government Income (Class I)	Actual	$1,000.00	$1,025.50	0.48%	$2.41
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Stock Index (Class I)	Actual	$1,000.00	$1,059.00	0.33%	$1.68
	Hypothetical	$1,000.00	$1,023.16	0.33%	$1.66

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2011, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 87.9%
COMMON STOCKS — 49.6%	Shares	Value (Note 2)

Aerospace & Defense — 1.4%
BAE Systems PLC (United Kingdom)	28,272	$144,520
Boeing Co. (The)	67,000	4,953,310
European Aeronautic Defence and Space Co. NV (France)	1,543	51,644
General Dynamics Corp.	33,700	2,511,324
Goodrich Corp.	11,100	1,060,050
Honeywell International, Inc.	71,312	4,249,482
ITT Corp.(a)	17,600	1,037,168
L-3 Communications Holdings, Inc.	9,900	865,755
Lockheed Martin Corp.(a)	25,400	2,056,638
Northrop Grumman Corp.	26,762	1,855,945
Precision Castparts Corp.	13,200	2,173,380
Raytheon Co.	32,200	1,605,170
Rockwell Collins, Inc.	13,800	851,322
Safran SA (France)	4,023	171,811
Textron, Inc.	24,500	578,445
United Technologies Corp.	83,700	7,408,287

		31,574,251

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	14,600	1,151,064
Expeditors International of Washington, Inc.	19,600	1,003,324
FedEx Corp.	29,100	2,760,135
United Parcel Service, Inc. (Class B Stock)	89,800	6,549,114

		11,463,637

Airlines
Deutsche Lufthansa AG (Germany)	1,159	25,253
Southwest Airlines Co.	69,600	794,832

		820,085

Auto Components — 0.1%
CIE Generale des Etablissements Michelin (France) (Class B Stock)	1,143	111,784
Continental AG (Germany)(b)	897	94,242
Goodyear Tire & Rubber Co. (The)(b)	22,200	372,294
Johnson Controls, Inc.	62,900	2,620,414
NHK Spring Co. Ltd. (Japan)	3,000	30,678
Nokian Renkaat OYJ (Finland)	675	33,869
Pirelli & C SpA (Italy)	3,864	41,745

		3,305,026

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	1,229	122,636
Daimler AG (Germany)	2,646	199,147
Ford Motor Co.(a)(b)	348,085	4,800,092
Harley-Davidson, Inc.	21,000	860,370
Honda Motor Co. Ltd. (Japan)	300	11,558
Peugeot SA (France)	3,498	156,593
Renault SA (France)	1,627	96,464
Toyota Motor Corp. (Japan)	2,200	90,594
Volkswagen AG (Germany)	68	12,494

		6,349,948

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium)	1,249	72,450
Brown-Forman Corp. (Class B Stock)	9,900	739,431

COMMON STOCKS (continued)	Shares	Value (Note 2)

Beverages (continued)
Coca-Cola Amatil Ltd. (Australia)	2,410	$29,570
Coca-Cola Co. (The)	208,700	14,043,423
Coca-Cola Enterprises, Inc.	30,700	895,826
Constellation Brands, Inc. (Class A Stock)(b)	17,200	358,104
Diageo PLC (United Kingdom)	5,522	112,821
Dr Pepper Snapple Group, Inc.	19,700	826,021
Heineken Holding NV (Netherlands)	390	19,953
Heineken NV (Netherlands)	1,373	82,570
Molson Coors Brewing Co. (Class B Stock)	14,200	635,308
PepsiCo, Inc.	144,307	10,163,542
SABMiller PLC (United Kingdom)	399	14,546

		27,993,565

Biotechnology — 0.6%
Amgen, Inc.(b)	84,720	4,943,412
Biogen Idec, Inc.(b)	22,090	2,361,863
Celgene Corp.(b)	42,500	2,563,600
Cephalon, Inc.(a)(b)	6,100	487,390
Gilead Sciences, Inc.(b)	69,700	2,886,277

		13,242,542

Building Products
Asahi Glass Co. Ltd. (Japan)	6,000	70,213
Cie de Saint-Gobain (France)	3,007	194,724
Masco Corp.(a)	33,500	403,005

		667,942

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	19,507	88,006
Ameriprise Financial, Inc.	22,120	1,275,882
Bank of New York Mellon Corp. (The)	115,158	2,950,348
BlackRock, Inc. (Class A Stock)	8,600	1,649,566
Charles Schwab Corp. (The)(a)	91,650	1,507,643
Credit Suisse Group AG (Switzerland)(b)	3,142	122,204
Deutsche Bank AG (Germany)	4,395	259,718
E*Trade Financial Corp.(b)	20,420	281,796
Federated Investors, Inc. (Class B Stock)(a)	10,800	257,472
Franklin Resources, Inc.	13,300	1,746,157
Goldman Sachs Group, Inc. (The)	48,300	6,428,247
Invesco Ltd.	41,500	971,100
Janus Capital Group, Inc.	18,600	175,584
Legg Mason, Inc.	13,200	432,432
Macquarie Group Ltd. (Australia)	1,433	48,343
Morgan Stanley	144,580	3,326,786
Northern Trust Corp.	22,700	1,043,292
State Street Corp.	46,300	2,087,667
T. Rowe Price Group, Inc.	22,800	1,375,752
UBS AG (Switzerland)(b)	6,826	124,463

		26,152,458

Chemicals — 1.1%
Air Products & Chemicals, Inc.	20,000	1,911,600
Airgas, Inc.	5,500	385,220
Asahi Kasei Corp. (Japan)	24,000	161,737
BASF SE (Germany)	3,137	307,386

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Chemicals (continued)
CF Industries Holdings, Inc.	6,300	$892,521
Dow Chemical Co. (The)	108,031	3,889,116
E.I. du Pont de Nemours & Co.	83,820	4,530,471
Eastman Chemical Co.	6,200	632,834
Ecolab, Inc.	21,100	1,189,618
FMC Corp.	6,100	524,722
International Flavors & Fragrances, Inc.	8,200	526,768
Israel Chemicals Ltd. (Israel)	570	9,048
JSR Corp. (Japan)	2,300	44,581
K+S AG (Germany)	749	57,567
Kaneka Corp. (Japan)	3,000	19,712
Kuraray Co. Ltd. (Japan)	3,600	52,740
Lanxess AG (Germany)	974	79,945
Linde AG (Germany)	366	64,169
Mitsubishi Chemical Holdings Corp. (Japan)	2,000	14,172
Monsanto Co.	48,694	3,532,263
Nitto Denko Corp. (Japan)	500	25,405
PPG Industries, Inc.	14,700	1,334,613
Praxair, Inc.	27,000	2,926,530
Sherwin-Williams Co. (The)	7,700	645,799
Sigma-Aldrich Corp.	11,100	814,518
Syngenta AG (Switzerland)(b)	78	26,329
Tosoh Corp. (Japan)	25,000	100,392
Umicore SA (Belgium)	1,390	75,811
Wacker Chemie AG (Germany)	323	69,839
Yara International ASA (Norway)	1,989	111,963

		24,957,389

Commercial Banks — 1.4%
Aozora Bank Ltd. (Japan)(a)	23,000	53,315
Australia & New Zealand Banking Group Ltd. (Australia)	9,474	224,579
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,037	70,825
Banco Santander SA (Spain)	13,194	152,359
Bank Hapoalim BM (Israel)(b)	3,756	18,681
Barclays PLC (United Kingdom)	25,035	103,042
BB&T Corp.	61,500	1,650,660
Bendigo and Adelaide Bank Ltd. (Australia)	7,308	69,689
BNP Paribas (France)	3,604	278,200
Chiba Bank Ltd. (The) (Japan)	5,000	31,291
Comerica, Inc.	16,900	584,233
Commonwealth Bank of Australia (Australia)	2,745	154,598
Dexia SA (Belgium)(b)	6,806	21,190
DnB NOR ASA (Norway)	3,264	45,495
Fifth Third Bancorp	84,621	1,078,918
First Horizon National Corp.	28,587	272,720
HSBC Holdings PLC (United Kingdom)	25,166	249,774
Huntington Bancshares, Inc.	80,936	530,940
KBC Groep NV (Belgium)(a)	3,702	145,486
KeyCorp	92,300	768,859
M&T Bank Corp.(a)	11,800	1,037,810
Marshall & Ilsley Corp.	48,500	386,545

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	50,500	$246,103
Mizrahi Tefahot Bank Ltd. (Israel)	3,390	35,883
Mizuho Financial Group, Inc. (Japan)	55,000	90,400
National Australia Bank Ltd. (Australia)	3,494	96,600
Natixis (France)	9,803	49,187
Nordea Bank AB (Sweden)	19,250	206,950
PNC Financial Services Group, Inc.	47,733	2,845,364
Regions Financial Corp.	118,403	734,099
Royal Bank of Scotland Group PLC (United Kingdom)(b)	9,623	5,940
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	13,437	109,829
Societe Generale (France)	3,477	206,327
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,600	234,344
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	9,000	31,327
SunTrust Banks, Inc.	49,500	1,277,100
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,608	80,443
Swedbank AB (Sweden) (Class A Stock)	9,696	162,949
U.S. Bancorp	178,785	4,560,805
Wells Fargo & Co.	483,364	13,563,194
Westpac Banking Corp. (Australia)	3,086	74,038
Zions Bancorporation(a)	15,850	380,558

		32,920,649

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	7,900	305,177
Babcock International Group PLC (United Kingdom)	2,351	26,866
Brambles Ltd. (Australia)	921	7,161
Cintas Corp.(a)	9,100	300,573
Iron Mountain, Inc.	18,800	640,892
Pitney Bowes, Inc.	20,700	475,893
Republic Services, Inc. (Class A Stock)	28,665	884,315
RR Donnelley & Sons Co.	19,200	376,512
Stericycle, Inc.(b)	7,200	641,664
Waste Management, Inc.	43,742	1,630,264

		5,289,317

Communications Equipment — 1.0%
Cisco Systems, Inc.	508,900	7,943,929
F5 Networks, Inc.(b)	7,000	771,750
Harris Corp.	10,900	491,154
JDS Uniphase Corp.(b)	21,475	357,774
Juniper Networks, Inc.(b)	49,700	1,565,550
Motorola Mobility Holdings, Inc.(b)	27,178	599,003
Motorola Solutions, Inc.(b)	32,289	1,486,586
Nokia OYJ (Finland)	6,272	40,656
QUALCOMM, Inc.	151,600	8,609,364
Tellabs, Inc.	22,000	101,420

		21,967,186

Computers & Peripherals — 2.1%
Apple, Inc.(b)	84,050	28,213,063

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computers & Peripherals (continued)
Dell, Inc.(b)	157,700	$2,628,859
EMC Corp.(b)	188,150	5,183,532
Hewlett-Packard Co.	192,848	7,019,667
Lexmark International, Inc. (Class A Stock)(b)	8,733	255,528
NetApp, Inc.(a)(b)	34,200	1,805,076
SanDisk Corp.(b)	21,400	888,100
Toshiba Corp. (Japan)	16,000	84,358
Western Digital Corp.(b)	20,000	727,600

		46,805,783

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,194	56,308
Balfour Beatty PLC (United Kingdom)	16,265	80,533
Fluor Corp.	16,300	1,053,958
Jacobs Engineering Group, Inc.(b)	12,700	549,275
JGC Corp. (Japan)	4,000	109,588
Quanta Services, Inc.(b)	18,200	367,640
Vinci SA (France)	583	37,343

		2,254,645

Construction Materials
Boral Ltd. (Australia)	23,929	113,450
Vulcan Materials Co.(a)	13,400	516,302

		629,752

Consumer Finance — 0.4%
American Express Co.	95,200	4,921,840
Capital One Financial Corp.	41,061	2,121,622
Discover Financial Services	50,740	1,357,295
SLM Corp.	44,700	751,407

		9,152,164

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	3,562	27,602
Ball Corp.	16,200	623,052
Bemis Co., Inc.	11,300	381,714
Owens-Illinois, Inc.(b)	12,900	332,949
Sealed Air Corp.	17,100	406,809

		1,772,126

Distributors
Genuine Parts Co.(a)	14,800	805,120

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(b)	9,900	432,432
DeVry, Inc.	6,300	372,519
H&R Block, Inc.	25,800	413,832

		1,218,783

Diversified Financial Services — 1.9%
Bank of America Corp.	930,721	10,200,702
Citigroup, Inc.	267,285	11,129,747
CME Group, Inc. (Class A Stock)	6,240	1,819,522
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	1,100	23,163
ING Groep NV (Netherlands)(b)	18,832	231,829
IntercontinentalExchange, Inc.(b)	6,200	773,202
Investor AB (Sweden) (Class B Stock)	1,437	32,942
JPMorgan Chase & Co.	365,045	14,944,942

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services (continued)
Kinnevik Investment AB (Sweden) (Class B Stock)	2,092	$46,469
Leucadia National Corp.(a)	19,700	671,770
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,120	43,345
Moody’s Corp.(a)	18,100	694,135
NASDAQ OMX Group, Inc. (The)(b)	16,600	419,980
NYSE Euronext	25,600	877,312
ORIX Corp. (Japan)	1,280	124,508
Pargesa Holding SA (Switzerland)	293	27,148
Pohjola Bank PLC (Finland) (Class A Stock)	1,983	25,651

		42,086,367

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	540,768	16,985,523
BT Group PLC (United Kingdom)	3,187	10,307
CenturyLink, Inc.	54,836	2,217,019
France Telecom SA (France)	6,158	130,960
Frontier Communications Corp.	84,890	685,062
Inmarsat PLC (United Kingdom)	1,364	12,172
Koninklijke KPN NV (Netherlands)	3,071	44,668
Nippon Telegraph & Telephone Corp. (Japan)	4,100	197,750
Swisscom AG (Switzerland)	122	55,939
Telecom Corp. of New Zealand Ltd. (New Zealand)	5,109	10,413
Telecom Italia SpA (Italy)	48,361	67,291
Telefonica SA (Spain)	13,498	330,022
TeliaSonera AB (Sweden)	5,709	41,880
Telstra Corp. Ltd. (Australia)	27,198	84,514
Verizon Communications, Inc.	257,276	9,578,385
Windstream Corp.	46,057	596,899

		31,048,804

Electric Utilities — 0.9%
American Electric Power Co., Inc.	43,960	1,656,413
Duke Energy Corp.(a)	123,424	2,324,074
E.ON AG (Germany)	3,723	105,738
Edison International	28,600	1,108,250
Enel SpA (Italy)	45,121	294,708
Entergy Corp.	16,400	1,119,792
Exelon Corp.	60,374	2,586,422
FirstEnergy Corp.	39,506	1,744,190
Iberdrola SA (Spain)(b)	3,509	31,229
Kansai Electric Power Co., Inc. (The) (Japan)	5,400	107,534
NextEra Energy, Inc.,	38,100	2,189,226
Northeast Utilities	14,200	499,414
Pepco Holdings, Inc.	20,800	408,304
Pinnacle West Capital Corp.	8,500	378,930
PPL Corp.	52,300	1,455,509
Progress Energy, Inc.,	25,983	1,247,444
Scottish & Southern Energy PLC (United Kingdom)	1,090	24,369
Southern Co.	78,000	3,149,640
SP AusNet (Australia)(c)	25,327	25,689

		20,456,875

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)(b)	4,925	$127,702
Emerson Electric Co.	68,600	3,858,750
Mitsubishi Electric Corp. (Japan)	3,000	34,848
Rockwell Automation, Inc.	13,400	1,162,584
Roper Industries, Inc.	8,100	674,730
Schneider Electric SA (France)	759	126,797

		5,985,411

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	15,800	853,042
Corning, Inc.	145,400	2,639,010
FLIR Systems, Inc.	12,900	434,859
Hitachi Ltd. (Japan)	26,000	154,310
Jabil Circuit, Inc.	17,800	359,560
Keyence Corp. (Japan)	500	141,965
Kyocera Corp. (Japan)	1,300	132,364
Molex, Inc.	13,000	335,010

		5,050,120

Energy Equipment & Services — 1.2%
Aker Solutions ASA (Norway)	3,304	66,139
Baker Hughes, Inc.	39,398	2,858,719
Cameron International Corp.(b)	21,500	1,081,235
Diamond Offshore Drilling, Inc.(a)	5,900	415,419
FMC Technologies, Inc.(a)(b)	22,300	998,817
Halliburton Co.	81,900	4,176,900
Helmerich & Payne, Inc.	10,700	707,484
Nabors Industries Ltd.(b)	27,700	682,528
National Oilwell Varco, Inc.	38,300	2,995,443
Noble Corp.	23,500	926,135
Petrofac Ltd. (United Kingdom)	2,686	65,267
Rowan Cos., Inc.(b)	13,200	512,292
Saipem SpA (Italy)	135	6,970
SBM Offshore NV (Netherlands)	1,641	43,406
Schlumberger Ltd.	123,818	10,697,875
Transocean Ltd. (Switzerland)	493	32,075

		26,266,704

Food & Staples Retailing — 1.2%
Aeon Co. Ltd. (Japan)	7,100	85,698
Costco Wholesale Corp.	40,800	3,314,592
CVS Caremark Corp.	123,748	4,650,450
Delhaize Group SA (Belgium)	256	19,193
Koninklijke Ahold NV (Netherlands)	3,328	44,719
Kroger Co. (The)	59,446	1,474,261
Olam International Ltd. (Singapore)	64,000	142,272
Safeway, Inc.	33,400	780,558
Seven & i Holdings Co. Ltd. (Japan)	700	18,826
SUPERVALU, Inc.(a)	17,310	162,887
Sysco Corp.	54,100	1,686,838
Tesco PLC (United Kingdom)	13,265	85,585
Walgreen Co.	83,800	3,558,148
Wal-Mart Stores, Inc.	176,800	9,395,152
Whole Foods Market, Inc.	12,700	805,815
Woolworths Ltd. (Australia)	238	7,101

		26,232,095

Food Products — 0.9%
Ajinomoto Co., Inc. (Japan)	11,000	130,590

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products (continued)
Archer-Daniels-Midland Co.	60,326	$1,818,829
Aryzta AG (Switzerland)	871	46,671
Associated British Foods PLC (United Kingdom)	4,274	74,289
Campbell Soup Co.(a)	15,300	528,615
ConAgra Foods, Inc.	37,000	954,970
Danone (France)	910	67,896
Dean Foods Co.(b)	20,800	255,216
General Mills, Inc.	58,300	2,169,926
Golden Agri-Resources Ltd. (Singapore)	100,000	55,555
H.J. Heinz Co.	29,300	1,561,104
Hershey Co. (The)	14,500	824,325
Hormel Foods Corp.	14,600	435,226
J.M. Smucker Co. (The)	10,500	802,620
Kellogg Co.	22,100	1,222,572
Kraft Foods, Inc. (Class A Stock)	159,053	5,603,437
McCormick & Co., Inc.	12,800	634,496
Mead Johnson Nutrition Co.	18,667	1,260,956
Nestle SA (Switzerland)	6,052	376,113
Nippon Meat Packers, Inc. (Japan)	4,000	57,380
Nisshin Seifun Group, Inc. (Japan)	2,000	24,997
Sara Lee Corp.	48,100	913,419
Suedzucker AG (Germany)	1,776	63,112
Tyson Foods, Inc. (Class A Stock)	27,200	528,224
Unilever NV (Netherlands)	3,258	106,800
Unilever PLC (United Kingdom)	1,757	56,567
Wilmar International Ltd. (Singapore)	9,000	39,816

		20,613,721

Gas Utilities
Enagas (Spain)	3,593	87,066
Gas Natural SDG SA (Spain)	491	10,285
Nicor, Inc.	4,700	257,278
ONEOK, Inc.(a)	10,000	740,100
Snam Rete Gas SpA (Italy)	5,018	29,719

		1,124,448

Healthcare Equipment & Supplies — 0.9%
Baxter International, Inc.	52,400	3,127,756
Becton Dickinson and Co.	20,500	1,766,485
Boston Scientific Corp.(b)	137,767	951,970
C.R. Bard, Inc.	7,700	845,922
CareFusion Corp.(b)	20,975	569,891
Covidien PLC	45,000	2,395,350
DENTSPLY International, Inc.	12,400	472,192
Edwards Lifesciences Corp.(b)	10,700	932,826
Intuitive Surgical, Inc.(a)(b)	3,600	1,339,596
Medtronic, Inc.	97,300	3,748,969
St. Jude Medical, Inc.	30,600	1,459,008
Stryker Corp.	29,900	1,754,831
Varian Medical Systems, Inc.(a)(b)	10,700	749,214
Zimmer Holdings, Inc.(b)	18,400	1,162,880

		21,276,890

Healthcare Providers & Services — 1.1%
Aetna, Inc.	35,000	1,543,150
AmerisourceBergen Corp. (Class A Stock)(a)	25,500	1,055,700

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
Cardinal Health, Inc.	30,550	$1,387,581
CIGNA Corp.	24,600	1,265,178
Coventry Health Care, Inc.(b)	12,750	464,992
DaVita, Inc.(b)	9,400	814,134
Express Scripts, Inc.(a)(b)	48,700	2,628,826
Humana, Inc.	14,900	1,200,046
Laboratory Corp. of America Holdings(a)(b)	8,900	861,431
McKesson Corp.	22,530	1,884,635
Medco Health Solutions, Inc.(b)	36,998	2,091,127
Patterson Cos., Inc.	9,000	296,010
Quest Diagnostics, Inc.	13,000	768,300
Tenet Healthcare Corp.(b)	44,600	278,304
UnitedHealth Group, Inc.(a)	100,900	5,204,422
WellPoint, Inc.	35,100	2,764,827

		24,508,663

Healthcare Technology
Cerner Corp.(a)(b)	13,400	818,874

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	40,500	1,524,015
Chipotle Mexican Grill, Inc.(a)(b)	2,650	816,703
Darden Restaurants, Inc.	11,550	574,728
Galaxy Entertainment Group Ltd. (Hong Kong)(b)	42,000	90,345
Intercontinental Hotels Group PLC (United Kingdom)	453	9,270
International Game Technology	28,200	495,756
Marriott International, Inc. (Class A Stock)	27,628	980,518
McDonald’s Corp.	94,900	8,001,968
OPAP SA (Greece)	726	11,318
Sands China Ltd. (Hong Kong)(b)	28,800	78,064
SJM Holdings Ltd. (Hong Kong)	61,000	145,112
Starbucks Corp.	66,600	2,630,034
Starwood Hotels & Resorts Worldwide, Inc.	17,800	997,512
Wyndham Worldwide Corp.	17,620	592,913
Wynn Macau Ltd.	48,400	158,498
Wynn Resorts Ltd.	7,400	1,062,196
Yum! Brands, Inc.	41,700	2,303,508

		20,472,458

Household Durables — 0.1%
D.R. Horton, Inc.	28,700	330,624
Fortune Brands, Inc.	14,000	892,780
Harman International Industries, Inc.,	6,400	291,648
Leggett & Platt, Inc.	11,000	268,180
Lennar Corp. (Class A Stock)	17,200	312,180
Newell Rubbermaid, Inc.	27,314	431,015
Pulte Group, Inc.(b)	33,522	256,779
Whirlpool Corp.(a)	6,126	498,166

		3,281,372

Household Products — 1.0%
Clorox Co.	12,500	843,000
Colgate-Palmolive Co.	44,400	3,881,004
Henkel AG & Co. KGaA (Germany)	1,107	63,450

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products (continued)
Kimberly-Clark Corp.(a)	36,900	$2,456,064
Procter & Gamble Co. (The)	254,825	16,199,225
Reckitt Benckiser Group PLC (United Kingdom)	3,822	211,015

		23,653,758

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(b)	65,000	828,100
Constellation Energy Group, Inc.	16,400	622,544
NRG Energy, Inc.(a)(b)	19,900	489,142

		1,939,786

Industrial Conglomerates — 1.3%
3M Co.	64,800	6,146,280
Danaher Corp.	49,500	2,623,005
General Electric Co.	969,900	18,292,314
Hutchison Whampoa Ltd. (Hong Kong)	5,000	54,175
Siemens AG (Germany)	2,020	277,406
Tyco International Ltd.	43,600	2,155,148

		29,548,328

Insurance — 1.8%
ACE Ltd.	31,300	2,060,166
Aflac, Inc.	43,900	2,049,252
Ageas (Belgium)	5,479	14,866
Allianz SE (Germany)	1,827	255,220
Allstate Corp. (The)	48,200	1,471,546
American International Group, Inc.(a)(b)	37,539	1,100,643
Aon Corp.	32,600	1,672,380
Assicurazioni Generali SpA (Italy)	2,064	43,550
Assurant, Inc.	12,100	438,867
Aviva PLC (United Kingdom)	17,040	120,060
AXA SA (France)	5,534	125,754
Berkshire Hathaway, Inc. (Class B Stock)(b)	157,500	12,188,925
Chubb Corp.	27,600	1,728,036
Cincinnati Financial Corp.	19,037	555,500
Delta Lloyd NV (Netherlands)	2,855	67,858
Genworth Financial, Inc. (Class A Stock)(b)	51,200	526,336
Hannover Rueckversicherung AG (Germany)	1,535	80,058
Hartford Financial Services Group, Inc. (The)	44,300	1,168,191
Legal & General Group PLC (United Kingdom)	56,773	107,702
Lincoln National Corp.	32,018	912,193
Loews Corp.	29,375	1,236,394
MAPFRE SA (Spain)	2,956	10,974
Marsh & McLennan Cos., Inc.	50,800	1,584,452
MetLife, Inc.	98,500	4,321,195
Muenchener Rueckversicherungs AG (Germany)	107	16,362
Old Mutual PLC (United Kingdom)	76,653	164,115
Principal Financial Group, Inc.	30,000	912,600
Progressive Corp. (The)	61,600	1,317,008
Resolution Ltd. (United Kingdom)	11,994	56,594

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
RSA Insurance Group PLC (United Kingdom)	47,702	$103,279
SCOR SE (France)	1,109	31,521
Swiss Life Holding AG (Switzerland)(b)	451	73,973
Torchmark Corp.	7,300	468,222
Travelers Cos., Inc. (The)	40,235	2,348,919
Unum Group	28,910	736,627
XL Group PLC (Ireland) (Class A Stock)	30,600	672,588
Zurich Financial Services AG (Switzerland)(b)	486	122,895

		40,864,821

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(b)	32,400	6,625,476
Expedia, Inc.	17,900	518,921
NetFlix, Inc.(a)(b)	4,100	1,077,029
priceline.com, Inc.(b)	4,400	2,252,492

		10,473,918

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(a)(b)	18,300	575,901
Dena Co. Ltd. (Japan)	300	12,902
eBay, Inc.(b)	103,900	3,352,853
GMO Internet, Inc. (Japan)	6,100	27,408
Google, Inc. (Class A Stock)(b)	22,850	11,570,783
Monster Worldwide, Inc.(a)(b)	14,400	211,104
VeriSign, Inc.	14,400	481,824
Yahoo!, Inc.(b)	116,500	1,752,160

		17,984,935

IT Services — 1.6%
Automatic Data Processing, Inc.	44,900	2,365,332
Cognizant Technology Solutions Corp. (Class A Stock)(b)	28,500	2,090,190
Computer Sciences Corp.	13,100	497,276
Fidelity National Information Services, Inc.	24,000	738,960
Fiserv, Inc.(b)	12,800	801,664
International Business Machines Corp.	110,700	18,990,585
Mastercard, Inc. (Class A Stock)	9,000	2,712,060
Paychex, Inc.	27,700	850,944
SAIC, Inc.(b)	29,000	487,780
Teradata Corp.(b)	13,400	806,680
Total System Services, Inc.	11,396	211,738
Visa, Inc. (Class A Stock)	45,100	3,800,126
Western Union Co. (The)	60,010	1,202,000

		35,555,335

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	13,600	597,448
Mattel, Inc.	31,851	875,584
Namco Bandai Holdings, Inc. (Japan)	3,300	39,723
Sega Sammy Holdings, Inc. (Japan)	4,000	77,323

		1,590,078

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.(b)	32,114	1,641,347

COMMON STOCKS (continued)	Shares	Value (Note 2)

Life Sciences Tools & Services (continued)
Life Technologies Corp.(a)(b)	16,501	$859,207
PerkinElmer, Inc.	12,600	339,066
Thermo Fisher Scientific, Inc.(b)	35,600	2,292,284
Waters Corp.(b)	7,700	737,198

		5,869,102

Machinery — 1.1%
Atlas Copco AB (Sweden) (Class A Stock)	3,721	97,949
Atlas Copco AB (Sweden) (Class B Stock)	1,171	27,566
Caterpillar, Inc.	58,800	6,259,848
Cummins, Inc.	18,600	1,924,914
Deere & Co.	39,000	3,215,550
Dover Corp.	17,300	1,172,940
Eaton Corp.	30,800	1,584,660
FANUC Corp. (Japan)	900	150,501
Fiat Industrial SpA (Italy)(b)	4,998	64,506
Flowserve Corp.	5,000	549,450
Illinois Tool Works, Inc.	45,700	2,581,593
Ingersoll-Rand PLC(a)	29,800	1,353,218
Joy Global, Inc.	10,100	961,924
Komatsu Ltd. (Japan)	3,900	121,770
Kone OYJ (Finland) (Class B Stock)	1,372	86,210
Kubota Corp. (Japan)	6,000	53,229
Metso OYJ (Finland)	693	39,364
Nabtesco Corp. (Japan)	4,000	96,901
PACCAR, Inc.	33,643	1,718,821
Pall Corp.	10,400	584,792
Parker Hannifin Corp.	14,065	1,262,193
SMC Corp. (Japan)	600	108,162
Snap-On, Inc.	4,600	287,408
Stanley Black & Decker, Inc.	14,897	1,073,329
Volvo AB (Sweden) (Class B Stock)	5,891	102,915
Yangzijiang Shipbuilding Holdings Ltd. (Singapore),	67,000	79,936

		25,559,649

Marine
AP Moller-Maersk A/S (Denmark) (Class B Stock)	3	25,874
Neptune Orient Lines Ltd. (Singapore)	24,000	30,017
Nippon Yusen KK (Japan)	3,000	11,146
Orient Overseas International Ltd. (Hong Kong)	9,500	61,421

		128,458

Media — 1.6%
British Sky Broadcasting Group PLC (United Kingdom)	2,092	28,422
Cablevision Systems Corp. (Class A Stock)	19,000	687,990
CBS Corp. (Class B Stock)	59,934	1,707,520
Comcast Corp. (Class A Stock)	252,590	6,400,631
DIRECTV (Class A Stock)(a)(b)	71,600	3,638,712
Discovery Communications, Inc. (Class A Stock)(b)	26,000	1,064,960
Gannett Co., Inc.	22,500	322,200

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Interpublic Group of Cos., Inc. (The)	49,831	$622,887
ITV PLC (United Kingdom)(b)	118,200	135,640
McGraw-Hill Cos., Inc. (The)	28,400	1,190,244
News Corp. (Class A Stock)	204,900	3,626,730
Omnicom Group, Inc.	25,200	1,213,632
Publicis Groupe SA (France)	662	36,912
Scripps Networks Interactive, Inc. (Class A Stock)	9,200	449,696
Societe Television Francaise 1 (France)	1,579	28,714
Time Warner, Inc.	98,866	3,595,756
Time Warner Cable, Inc.,	29,914	2,334,488
Viacom, Inc., (Class B Stock)	54,034	2,755,734
Vivendi SA (France)	7,401	205,798
Walt Disney Co. (The)	172,800	6,746,112
Washington Post Co. (The) (Class B Stock)(a)	600	251,370
WPP PLC (Ireland)	3,740	46,820

		37,090,968

Metals & Mining — 0.6%
Aditya Birla Minerals Ltd. (Australia)	3,094	5,096
AK Steel Holding Corp.	4,000	63,040
Alcoa, Inc.	95,340	1,512,092
Allegheny Technologies, Inc.(a)	9,900	628,353
Anglo American PLC (United Kingdom)	2,032	100,692
BHP Billiton Ltd. (Australia)	8,447	399,212
BHP Billiton PLC (Australia)	8,584	337,811
Cliffs Natural Resources, Inc.,	13,000	1,201,850
Freeport-McMoRan Copper & Gold, Inc.	88,088	4,659,855
Fresnillo PLC (United Kingdom)	6,394	143,874
Iluka Resources Ltd. (Australia),	2,789	50,451
Maruichi Steel Tube Ltd. (Japan)	1,700	42,145
Newmont Mining Corp.	44,900	2,423,253
Nucor Corp.	30,400	1,253,088
OZ Minerals Ltd. (Australia)	2,449	34,849
Rio Tinto Ltd. (Australia)	2,569	229,947
Rio Tinto PLC (United Kingdom)	3,823	275,526
ThyssenKrupp AG (Germany)	249	12,939
Titanium Metals Corp.	5,000	91,600
United States Steel Corp.(a)	12,300	566,292
Voestalpine AG (Austria)	314	17,333
Yamato Kogyo Co., Ltd. (Japan)	1,600	49,826

		14,099,124

Multiline Retail — 0.4%
Big Lots, Inc.(b)	5,000	165,750
Family Dollar Stores, Inc.	11,100	583,416
J.C. Penney Co., Inc.	21,800	752,972
Kohl’s Corp.	26,100	1,305,261
Lifestyle International Holdings Ltd. (Hong Kong)	34,000	99,470
Macy’s, Inc.	37,774	1,104,512
Next PLC (United Kingdom)	2,166	80,825
Nordstrom, Inc.	15,800	741,652
PPR (France)	190	33,835

COMMON STOCKS (continued)	Shares	Value (Note 2)

Multiline Retail (continued)
Sears Holdings Corp.(a)(b)	4,742	$338,768
Target Corp.	64,800	3,039,768

		8,246,229

Multi-Utilities — 0.6%
Ameren Corp.	21,000	605,640
CenterPoint Energy, Inc.	41,800	808,830
Centrica PLC (United Kingdom)	15,708	81,506
CMS Energy Corp.	23,100	454,839
Consolidated Edison, Inc.(a)	26,300	1,400,212
Dominion Resources, Inc.	51,832	2,501,930
DTE Energy Co.	16,600	830,332
GDF Suez (France)	3,031	110,919
Integrys Energy Group, Inc.	8,120	420,941
National Grid PLC (United Kingdom)	14,951	146,974
NiSource, Inc.(a)	28,000	567,000
PG&E Corp.	36,100	1,517,283
Public Service Enterprise Group, Inc.	47,700	1,556,928
SCANA Corp.	11,300	444,881
Sempra Energy	21,619	1,143,213
TECO Energy, Inc.	20,500	387,245
Wisconsin Energy Corp.	19,900	623,865
Xcel Energy, Inc.	41,610	1,011,123

		14,613,661

Office Electronics — 0.1%
Xerox Corp.	128,263	1,335,218

Oil, Gas & Consumable Fuels — 5.1%
Alpha Natural Resources, Inc.(b)	19,208	872,812
Anadarko Petroleum Corp.	45,154	3,466,021
Apache Corp.	35,614	4,394,411
BP PLC (United Kingdom)	43,811	322,499
Cabot Oil & Gas Corp.	9,000	596,790
Caltex Australia Ltd. (Australia)	1,126	14,287
Chesapeake Energy Corp.	58,500	1,736,865
Chevron Corp.	183,422	18,863,118
ConocoPhillips	130,777	9,833,123
Consol Energy, Inc.	21,500	1,042,320
Cosmo Oil Co. Ltd. (Japan)	44,000	125,266
Denbury Resources, Inc.(b)	38,600	772,000
Devon Energy Corp.	38,300	3,018,423
El Paso Corp.	72,136	1,457,147
ENI SpA (Italy)	9,659	228,455
EOG Resources, Inc.	24,700	2,582,385
EQT Corp.	14,100	740,532
Exxon Mobil Corp.	450,799	36,686,023
Hess Corp.	27,000	2,018,520
Idemitsu Kosan Co. Ltd. (Japan)	200	21,345
JX Holdings, Inc. (Japan)	30,800	207,162
Marathon Oil Corp.	64,682	3,407,448
Murphy Oil Corp.	17,500	1,149,050
Newfield Exploration Co.(b)	11,800	802,636
Noble Energy, Inc.	15,500	1,389,265
Occidental Petroleum Corp.	73,900	7,688,556
Origin Energy Ltd. (Australia)	2,932	49,852
Peabody Energy Corp.	24,500	1,443,295
Pioneer Natural Resources Co.	9,900	886,743
QEP Resources, Inc.	16,800	702,744

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	13,600	$754,800
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	7,148	254,454
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	8,123	289,944
Santos Ltd. (Australia)	4,954	72,232
Southwestern Energy Co.(b)	32,500	1,393,600
Spectra Energy Corp.	58,462	1,602,443
Statoil ASA (Norway)	1,688	42,739
Sunoco, Inc.(a)	12,500	521,375
Tesoro Corp.(b)	15,000	343,650
TonenGeneral Sekiyu K.K. (Japan)	11,000	135,305
Total SA (France)	6,133	354,685
Valero Energy Corp.	53,600	1,370,552
Williams Cos., Inc. (The)	54,100	1,636,525

		115,291,397

Paper & Forest Products — 0.1%
International Paper Co.	40,573	1,209,887
MeadWestvaco Corp.	16,514	550,081
Stora Enso OYJ (Finland) (Class R Stock)	13,671	143,435
Svenska Cellulosa AB (Sweden) (Class B Stock)	1,331	18,739

		1,922,142

Personal Products — 0.1%
Avon Products, Inc.	41,900	1,173,200
Estee Lauder Cos., Inc. (The) (Class A Stock)	10,600	1,115,014

		2,288,214

Pharmaceuticals — 2.9%
Abbott Laboratories	141,800	7,461,516
Allergan, Inc.	27,300	2,272,725
AstraZeneca PLC (United Kingdom)	6,715	334,958
Bayer AG (Germany)	1,444	116,093
Bristol-Myers Squibb Co.	157,070	4,548,747
Eli Lilly & Co.	92,000	3,452,760
Forest Laboratories, Inc.(b)	26,200	1,030,708
GlaxoSmithKline PLC (United Kingdom)	10,357	221,744
Hospira, Inc.(b)	15,960	904,294
Johnson & Johnson	248,848	16,553,369
Merck & Co., Inc.	280,433	9,896,480
Mylan, Inc.(b)	41,100	1,013,937
Novartis AG (Switzerland)	5,460	334,451
Novo Nordisk A/S (Denmark) (Class B Stock)	1,919	240,836
Orion OYJ (Finland) (Class B Stock)	4,178	107,664
Pfizer, Inc.	727,270	14,981,762
Roche Holding AG (Switzerland)	1,678	280,814
Sanofi (France)	4,020	323,195
Shire PLC (United Kingdom)	1,057	32,996
Takeda Pharmaceutical Co. Ltd. (Japan)	2,700	124,786
Teva Pharmaceutical Industries Ltd. (Israel)	1,317	63,334

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc.(a)(b)	12,000	$824,760

		65,121,929

Professional Services
Adecco SA (Switzerland)(b)	965	61,866
Dun & Bradstreet Corp. (The)	3,700	279,498
Equifax, Inc.	12,700	440,944
Robert Half International, Inc.	10,500	283,815

		1,066,123

Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co. (Class A Stock)	13,033	332,732
AvalonBay Communities, Inc.	7,875	1,011,150
Boston Properties, Inc.	13,500	1,433,160
Dexus Property Group (Australia)	26,340	24,954
Equity Residential	28,100	1,686,000
GPT Group (Australia)	18,234	61,982
HCP, Inc.	34,800	1,276,812
Health Care REIT, Inc.(a)	14,900	781,207
Host Hotels & Resorts, Inc.(a)	58,382	989,575
Kimco Realty Corp.	39,000	726,960
Mirvac Group (Australia)	16,340	21,977
Plum Creek Timber Co., Inc.(a)	12,900	522,966
ProLogis	39,377	1,411,272
Public Storage	12,900	1,470,729
Simon Property Group, Inc.(a)	26,443	3,073,470
Stockland (Australia)	33,434	122,635
Ventas, Inc.(a)	14,500	764,295
Vornado Realty Trust	14,725	1,372,076
Weyerhaeuser Co.	48,298	1,055,794

		18,139,746

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (Class A Stock)(b)	28,100	705,591
Cheung Kong Holdings Ltd. (Hong Kong)	2,000	29,370
Daiwa House Industry Co. Ltd. (Japan)	10,000	126,187
IMMOFINANZ AG (Austria)(b)	4,678	19,944
Kerry Properties Ltd. (Hong Kong)	10,000	48,335
Lend Lease Group (Australia)(c)	11,707	113,058
UOL Group Ltd. (Singapore)	18,000	73,093
Wheelock & Co. Ltd. (Hong Kong)	23,000	92,515

		1,208,093

Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	21	165,087
CSX Corp.	102,900	2,698,038
DSV A/S (Denmark)	972	23,301
Norfolk Southern Corp.	33,500	2,510,155
Ryder System, Inc.	4,900	278,565
Union Pacific Corp.	44,700	4,666,680

		10,341,826

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)(b)	45,100	315,249
Altera Corp.	29,800	1,381,230

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	26,200	$1,025,468
Applied Materials, Inc.	119,100	1,549,491
ASM Pacific Technology Ltd. (Netherlands)	7,400	101,749
ASML Holding NV (Netherlands)	5,538	203,987
Broadcom Corp. (Class A Stock)	43,650	1,468,386
Elpida Memory, Inc. (Japan)(b)	2,100	24,735
First Solar, Inc.(a)(b)	4,600	608,442
Infineon Technologies AG (Germany)	3,116	35,029
Intel Corp.	489,000	10,836,240
KLA-Tencor Corp.	15,000	607,200
Linear Technology Corp.	19,800	653,796
LSI Corp.(b)	65,700	467,784
MEMC Electronic Materials, Inc.(b)	21,400	182,542
Microchip Technology, Inc.(a)	15,600	591,396
Micron Technology, Inc.(b)	76,400	571,472
National Semiconductor Corp.	23,700	583,257
Novellus Systems, Inc.(a)(b)	10,400	375,856
NVIDIA Corp.(b)	52,650	838,978
Teradyne, Inc.(a)(b)	19,800	293,040
Texas Instruments, Inc.	106,000	3,479,980
Xilinx, Inc.	24,900	908,103

		27,103,410

Software — 1.8%
Adobe Systems, Inc.(b)	45,600	1,434,120
Autodesk, Inc.(b)	20,700	799,020
BMC Software, Inc.(b)	17,200	940,840
CA, Inc.	34,264	782,590
Citrix Systems, Inc.(b)	17,200	1,376,000
Compuware Corp.(b)	21,200	206,912
Electronic Arts, Inc.(b)	32,000	755,200
Intuit, Inc.(b)	26,200	1,358,732
Microsoft Corp.	673,600	17,513,600
Oracle Corp.	355,900	11,712,669
Red Hat, Inc.(b)	18,800	862,920
Salesforce.com, Inc.(b)	10,600	1,579,188
SAP AG (Germany)	1,679	101,653
Symantec Corp.(b)	68,078	1,342,498

		40,765,942

Specialty Retail — 0.9%
Abercrombie & Fitch Co. (Class A Stock)	8,700	582,204
AutoNation, Inc.(a)(b)	3,974	145,488
AutoZone, Inc.(b)	2,400	707,640
Bed Bath & Beyond, Inc.(b)	24,300	1,418,391
Best Buy Co., Inc.	30,725	965,072
CarMax, Inc.(b)	18,300	605,181
GameStop Corp. (Class A Stock)(a)(b)	13,600	362,712
Gap, Inc. (The)	40,400	731,240
Home Depot, Inc. (The)	148,150	5,365,993
Inditex SA (Spain)	144	13,123
Kingfisher PLC (United Kingdom)	18,431	79,040
Limited Brands, Inc.	23,606	907,651
Lowe’s Cos., Inc.	124,200	2,895,102
O’Reilly Automotive, Inc.(a)(b)	12,000	786,120
Ross Stores, Inc.	11,000	881,320

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail (continued)
Staples, Inc.	65,349	$1,032,514
Tiffany & Co.	11,000	863,720
TJX Cos., Inc.	36,600	1,922,598
Urban Outfitters, Inc.(a)(b)	13,100	368,765

		20,633,874

Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group PLC (United Kingdom)	669	15,569
Cie Financiere Richemont SA (Switzerland)	1,680	110,002
Coach, Inc.	26,600	1,700,538
NIKE, Inc. (Class B Stock)	34,300	3,086,314
Nisshinbo Holdings, Inc. (Japan)	2,000	19,056
Polo Ralph Lauren Corp.	6,000	795,660
Swatch Group AG (The) (Bearer Shares) (Switzerland)	106	53,432
Swatch Group AG (The) (Registered Shares) (Switzerland)	950	85,311
V.F. Corp.(a)	8,300	901,048

		6,766,930

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	49,900	408,681
People’s United Financial, Inc.	29,100	391,104

		799,785

Tobacco — 0.8%
Altria Group, Inc.	190,300	5,025,823
British American Tobacco PLC (United Kingdom)	4,477	196,233
Imperial Tobacco Group PLC (United Kingdom)	5,293	175,932
Lorillard, Inc.	12,747	1,387,766
Philip Morris International, Inc.	163,500	10,916,895
Reynolds American, Inc.	31,000	1,148,550

		18,851,199

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	27,800	1,000,522
ITOCHU Corp. (Japan)	5,300	55,125
Marubeni Corp. (Japan)	9,000	59,812
Mitsubishi Corp. (Japan)	3,400	84,925
Mitsui & Co. Ltd. (Japan)	6,100	105,470
Sumitomo Corp. (Japan)	11,500	156,449
W.W. Grainger, Inc.	5,700	875,805
Wolseley PLC (United Kingdom)	1,987	64,801

		2,402,909

Transportation Infrastructure
Atlantia SpA (Italy)	710	15,115
Kamigumi Co. Ltd. (Japan)	3,000	28,037

		43,152

Wireless Telecommunication Services — 0.2%
American Tower Corp. (Class A Stock)(b)	35,500	1,857,715
KDDI Corp. (Japan)	2	14,390
MetroPCS Communications, Inc.(b)	26,000	447,460
Millicom International Cellular SA	956	99,753
Softbank Corp. (Japan)	5,300	200,723

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Wireless Telecommunication Services (continued)
Sprint Nextel Corp.(b)	287,677	$1,550,579
StarHub Ltd. (Singapore)	5,000	11,371
Vodafone Group PLC (United Kingdom)	134,075	355,700

		4,537,691

TOTAL COMMON STOCKS (cost $716,471,684)		1,124,402,900

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $65,146)	1,100	66,154

PREFERRED STOCKS
	Shares	Value (Note 2)

Automobiles
Volkswagen AG (Germany)	821	$169,479

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(d)	20,000	555,600
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(d)	28,000	740,880

		1,296,480

Household Products
Henkel AG & Co. KGaA (Germany)	877	60,881

TOTAL PREFERRED STOCKS (cost $1,398,535)		1,526,840

ASSET-BACKED SECURITIES — 1.3%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#

Non-Residential Mortgage-Backed Securities — 0.8%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(d)	Aa1	0.524%	10/27/18	$1,000	$961,500
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(d)	Aaa	0.618%	05/08/15	718	706,218
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(d)	Aaa	2.031%	05/17/21	500	502,650
BA Credit Card Trust, Ser. 2006-C5, Class C5(d)	A3	0.587%	01/15/16	4,159	4,121,281
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aa2	0.507%	05/25/17	1,948	1,871,166
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.523%	08/03/19	495	477,173
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(d)	Baa2	0.586%	02/20/15	1,500	1,488,490
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(d)	Aaa	0.624%	07/27/16	117	115,372
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(d)	A1	0.524%	07/22/20	817	775,990
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	430	426,506
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	1,440	1,445,491
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.538%	12/15/17	1,763	1,734,508
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aa2	0.638%	07/15/16	169	166,096
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(d)	Aaa	0.515%	10/19/20	1,257	1,203,984
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(d)	Aaa	0.514%	06/01/17	500	482,500
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(d)	Aaa	0.676%	02/15/16	581	569,322
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(d)	Aa2	0.497%	03/15/18	395	380,207
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	276	285,181
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aaa	0.609%	08/22/16	298	292,811

					18,006,446

Residential Mortgage-Backed Securities — 0.5%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(d)	B2	1.836%	03/25/33	567	434,023
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(d)	Ca	3.111%	08/25/33	47	26,481
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(d)	Baa1	0.686%	03/25/34	3,240	2,572,139
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	425	371,324
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	868	716,260
Fremont Home Loan Trust, Ser. 2004-2, Class M1(d)	Aa2	1.041%	07/25/34	506	415,425
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(d)	Aa1	0.676%	01/20/35	418	360,232
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(d)	B1	0.716%	06/25/34	1,149	905,422
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(d)	Ba2	1.386%	05/25/33	277	234,421

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities (continued)
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(d)	Baa2	1.236%	12/27/33	$1,468	$1,216,630
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(d)	Caa3	1.086%	07/25/32	851	620,408
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(d)	B2	1.461%	09/25/32	968	826,012
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(d)	Ba3	0.951%	02/25/34	1,492	1,157,073
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(d)	Ca	0.436%	05/25/36	1,400	471,113

					10,326,963

TOTAL ASSET-BACKED SECURITIES (cost $29,917,514)					28,333,409

BANK LOANS(d) — 0.2%
Cable
Insight Midwest Holding LLC	Ba3	1.190%	10/06/13	678	667,753

Foods
Del Monte Foods Co.	Ba3	4.500%	03/08/18	1,030	1,026,621

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.	Ba2	3.496%	03/31/17	886	873,075
HCA, Inc.	Ba2	3.557%	11/18/13	370	366,502

					1,239,577

Technology — 0.1%
First Data Corp.	B1	2.936%	09/24/14	93	85,603
First Data Corp.	B1	2.936%	09/24/14	126	116,732
First Data Corp.	B1	4.246%	03/24/18	2,055	1,883,093
Flextronics International Ltd. (Singapore)	Ba1	2.436%	10/01/14	120	117,630
Flextronics International Ltd. (Singapore)	Ba1	2.440%	10/01/14	416	410,296

					2,613,354

TOTAL BANK LOANS (cost $5,711,390)					5,547,305

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,716	1,892,107
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(d)	B2	2.831%	02/25/35	664	573,454
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(d)	Caa1	2.848%	03/25/35	672	561,386
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(d)	Baa1	2.912%	02/25/37	1,688	1,639,775
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	961	979,323
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(d)	B1	2.927%	07/25/35	1,106	1,009,644
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	247	253,281
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(d)	Baa1	2.580%	02/25/34	718	664,218
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(f)	5.000%	03/25/20	648	582,562

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $9,388,219)					8,155,750

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,831,968
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,087,017
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(d)	Aaa	5.802%	06/10/49	3,932	4,049,195
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(d)	AAA(f)	5.620%	03/11/39	1,200	1,312,141
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(d)	Aaa	5.524%	01/15/46	1,000	1,082,563
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(d)	AA-(f)	5.440%	09/15/30	819	848,607
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(d)	AAA(f)	5.947%	06/10/46	4,000	4,430,983
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	3,582	3,620,964
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	900	958,483

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(d)	AAA(f)	5.609%	02/15/39	$4,330	$4,716,528
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	180	181,437
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(d)	AAA(f)	5.100%	08/15/38	3,000	3,259,070
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(d)	AAA(f)	6.010%	05/15/46	2,100	2,244,791
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(f)	4.697%	05/10/43	2,610	2,752,778
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(d)	Aaa	5.224%	04/10/37	1,400	1,503,207
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,746	3,810,786
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(d)	Aaa	5.778%	08/10/45	2,028	2,080,893
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(d)	Aaa	4.853%	03/15/46	2,477	2,591,900
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	468	476,950
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	4,498	4,702,123
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(d)	Aa2	4.999%	10/15/42	1,170	1,200,367
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	2,138,470
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(d)	Aaa	5.475%	04/15/43	2,436	2,653,579
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(d)	Aaa	5.990%	06/15/49	2,000	2,055,374
JPMorgan Chase Commercial Mortgage Securities Corp. I/O, Ser. 2006-LDP6, Class X2(d)	Aaa	0.226%	04/15/43	107,300	203,667
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(d)	AAA(f)	4.826%	08/15/29	5,000	5,164,427
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	743,925
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(d)	AA(f)	5.263%	11/15/40	1,390	1,446,088
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(f)	5.084%	02/15/31	3,250	3,269,739
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	433	433,345
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(d)	Aaa	5.661%	03/15/39	1,630	1,783,155
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	2,004,347
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(d)	AAA(f)	5.863%	05/12/39	3,400	3,758,850
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(d)	Aaa	6.097%	06/12/46	2,210	2,440,205
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	453,477
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	4,500	4,575,263
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(d)	Aaa	5.599%	03/12/44	1,500	1,644,709
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(d)	AAA(f)	5.897%	10/15/42	2,600	2,877,114
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(f)	5.332%	12/15/43	4,080	4,407,923
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	4,612,698
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(d)	AAA(f)	5.789%	06/11/42	1,040	1,113,946
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(d)	Aaa	5.418%	01/15/45	1,300	1,411,895
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(d)	Aaa	5.860%	05/15/43	5,188	5,725,011

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $97,499,397)					106,659,958

CORPORATE BONDS — 11.3%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	475	470,256

Airlines — 0.2%
Continental Airlines 1998-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	215	226,499
Continental Airlines 2009-2 Class A Pass Through Trust, Pass- thru Certs., Ser. A	Baa2	7.250%	11/10/19	690	746,179
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Pass-thru Certs., Ser. 01A1(e)	Baa2	6.703%	06/15/21	128	133,224

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Airlines (continued)
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. A(a)	Baa2	4.750%	01/12/21	$735	$716,625
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	610	610,000
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. 2A(a)	Baa2	4.950%	05/23/19	685	685,046
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	392	408,146
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	965	998,719

					4,524,438

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	541,052
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	235	263,509

					804,561

Banking — 2.5%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	4,015	5,090,165
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,690	1,903,362
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	185	193,417
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	A2	5.650%	05/01/18	105	110,705
Bank of America Corp., Sr. Unsec’d. Notes(a)(g)	A2	6.000%	09/01/17	1,330	1,431,137
Bank of America Corp., Jr. Sub. Notes, Ser. K(d)	Ba3	8.000%	12/29/49	2,100	2,193,051
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	850	876,134
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	805	775,650
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	602,774
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	308,052
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,135	1,347,802
Capital One Bank Corp., Sub. Notes	Baa1	6.500%	06/13/13	10	10,907
Capital One Capital V, Ltd. Gtd. Notes(a)	Baa3	10.250%	08/15/39	555	588,300
Capital One Capital VI, Ltd. Gtd. Notes(a)	Baa3	8.875%	05/15/40	1,130	1,165,491
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	570	575,723
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	1,900	1,984,915
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	696,763
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	320	356,111
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	8.125%	07/15/39	850	1,063,663
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	600	743,793
Countrywide Financial Corp., Gtd. Notes, MTN (original cost $1,157,761; purchased 06/04/07)(a)(e)(h)	A2	5.800%	06/07/12	1,160	1,210,018
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,325	920,870
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	538,685
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,085,724
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	580	612,989
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	809,858
Goldman Sachs Group, Inc. (The), Sr. Notes, MTN(a)	A1	6.000%	06/15/20	700	753,192
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	220	221,798
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,708,526
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	112,998
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	Aaa	1.625%	07/07/14	3,530	3,522,622
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	5.100%	04/05/21	2,690	2,756,669
Huntington BancShares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	150	169,126
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	1,935	1,946,838
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	2,360	2,308,871
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(d)	Baa1	7.900%	04/29/49	2,000	2,148,180
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,498,140
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(a)	Aa3	5.800%	01/13/20	1,770	1,772,563
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(a)	A2	5.770%	07/25/11	355	356,109
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	30	31,719
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,530	2,675,538

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	$2,110	$2,165,174
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	495	532,148
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%	04/01/18	100	110,159
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(d)	Ba1	6.346%	07/25/49	800	813,025
PNC Funding Corp., Gtd. Notes.	A3	6.700%	06/10/19	390	459,529
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN(a)	A1	6.400%	10/21/19	1,775	1,823,213
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	95	97,209
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	755	776,080
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(a)(d)	Baa3	7.700%	12/29/49	1,000	1,020,000

					56,975,485

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.250%	02/06/12	1,850	483,313
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%	05/02/18	700	188,125

					671,438

Building Materials & Construction — 0.1%
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	1,100	1,102,605

Cable — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	1,940	2,017,600
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	115	159,981
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	1,962,919
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	310	330,775
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	290	327,373
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	605	624,490
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,945	2,129,042
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,008,750
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	1,680	1,756,230
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	397,459

					10,714,619

Capital Goods — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(e)(h)	Baa1	5.800%	10/15/12	460	484,961
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(e)(h)	Baa1	6.375%	10/15/17	1,198	1,377,753
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(e)(h)	Baa1	7.000%	10/15/37	390	429,127
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	354,504
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	587,665

					3,234,010

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.250%	11/15/20	995	971,074
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,855,417
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa3	9.400%	05/15/39	35	51,915
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	845,986
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	135	132,123
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,611,291
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	500	564,539

					6,032,345

Consumer — 0.2%
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,190	2,434,671
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,790,783
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,140	1,265,400

					5,490,854

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric — 1.0%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	$170	$194,364
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,250	1,269,574
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	530	593,444
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	1,070	1,153,290
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	300	358,149
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	148,815
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	435	467,230
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	530	586,546
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	920	999,849
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	870,053
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,160	1,385,225
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,260	1,138,525
Energy East Corp., Gtd. Notes	A3	6.750%	09/15/33	140	146,274
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	195	209,673
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,375	1,389,644
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	416,263
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	470	537,976
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	625,030
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	800	877,661
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	341,835
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa2	6.500%	05/15/18	1,210	1,412,069
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	577,638
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	605	625,937
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	465	529,021
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	545	649,757
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,610	1,702,414
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	152,373
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A2	5.800%	05/01/37	515	555,596
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	665,206
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	292,115
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	507,095

					21,378,641

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	480	489,501
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	960	1,040,125
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39	975	1,101,709
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	390	403,639

					3,034,974

Energy – Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,070	1,226,577
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	305	318,251
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	Ba1	8.700%	03/15/19	225	286,720
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,450	1,565,543
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	685	699,399
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.500%	08/01/36	25	25,788
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,778,292

					5,900,570

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	6.875%	11/15/19	1,100	1,337,752
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.000%	11/15/39	1,160	1,567,891
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.200%	01/15/39	230	316,342
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,078,105
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,048,446
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(e)(h)	A2	6.000%	11/27/17	650	749,092
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	5.700%	10/01/40	936	870,821

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Foods (continued)
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	$460	$530,323
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	684	707,207
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,660	1,843,885
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	224,801
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000%	07/15/14	695	806,200
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	785	867,425

					11,948,290

Healthcare & Pharmaceutical — 0.2%
AmerisourceBergen Corp., Gtd. Notes(a)	Baa2	5.625%	09/15/12	915	962,175
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	556,962
Genentech, Inc., Sr. Unsec’d. Notes	AA-(f)	4.750%	07/15/15	270	297,607
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,042,906
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	627,695
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	230,540
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	440	495,453
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	71,468

					5,284,806

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	480	534,641
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	540	537,381
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	666,978
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,200	1,304,785
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	115	130,258
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	400	437,360
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	410	454,823
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,195,388

					5,261,614

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Sr. Unsec’d. Notes	Baa1	5.500%	11/15/20	480	485,634
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	655	673,322
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	910	979,510
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	8.250%	08/15/18	900	1,033,764
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	230	274,022
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	990	1,015,237
Chubb Corp., Jr. Sub. Notes(d)	A3	6.375%	03/29/67	1,260	1,304,100
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	922,433
Lincoln National Corp., Jr. Sub. Notes(d)	Ba1	6.050%	04/20/67	250	240,625
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	494,126
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	744,250
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	637,259
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	1,185	1,188,187
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	435	444,738
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	91,503
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	270	314,268
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	740,430
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	350	368,894
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,000	1,063,759
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	640	687,576
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	870	1,133,792
Progressive Corp. (The), Jr. Sub. Notes(d)	A2	6.700%	06/15/37	715	742,742
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	Aa2	6.850%	12/16/39	1,430	1,627,178
Unum Group, Sr. Unsec’d. Notes(a)	Baa3	5.625%	09/15/20	315	329,861
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	753,580
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	620,270
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	117,856

					19,028,916

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	$1,585	$1,680,100
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,700	2,990,250

					4,670,350

Media & Entertainment — 0.4%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,568,750
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	835	826,275
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	250	253,245
News America, Inc., Gtd. Notes, 144A	Baa1	6.150%	02/15/41	475	470,552
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	35	38,543
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,503,499
Time Warner, Inc., Gtd. Notes	Baa2	6.100%	07/15/40	175	177,897
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.250%	03/29/41	495	514,194
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	896,601
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	155	185,966
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	840,971
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	420	462,568
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	04/30/36	620	692,170

					9,431,231

Metals — 0.3%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	5.400%	04/15/21	30	30,093
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	730	746,438
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	1,150	1,231,740
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.750%	03/01/41	100	99,116
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	865	897,885
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(f)	4.500%	05/15/13	255	270,691
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(f)	5.000%	06/01/15	755	830,837
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	120	125,647
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,540	2,647,950
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	745	809,651

					7,690,048

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sub. Notes(a)	Aa3	5.300%	02/11/21	685	712,771
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	800	857,094
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	5.875%	01/14/38	970	981,221
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(j)	Aa2	6.000%	08/07/19	3,010	3,332,853
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)	Aa2	6.875%	01/10/39	730	826,372
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	230	226,485
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.375%	03/25/13	1,750	1,802,500
SLM Corp., Sr. Notes, MTN(a)	Ba1	6.250%	01/25/16	365	378,687
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,000	1,073,804
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,825	3,100,757

					13,292,544

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	450	396,311

Paper — 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $397,652; purchased 10/27/10)(e)(h)	Ba1	5.400%	11/01/20	400	407,653
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	7.300%	11/15/39	1,080	1,174,925
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	615	732,277
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,530	1,652,400

					3,967,255

Pipelines & Other — 0.3%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	Baa3	4.650%	06/01/21	1,305	1,276,721
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	526,623
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	130	141,096

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Pipelines & Other (continued)
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	$80	$85,763
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	3,753,305
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	205	220,852

					6,004,360

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	826,912
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	738,858
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	680,661
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	31,114

					2,277,545

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	391	404,009
HCP, Inc., Sr. Unsec’d. Notes(a)	Baa2	2.700%	02/01/14	670	679,661
Mack-Cali Realty LP, Sr. Unsec’d. Notes(a)	Baa2	7.750%	08/15/19	685	824,058
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	561,085
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	696,519
ProLogis LP, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	68	75,086
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,700	3,027,645

					6,268,063

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,580	1,774,618
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	435	445,961
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	557	565,355
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	315	322,387
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	Baa1	5.950%	04/01/41	490	504,615
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	710	819,024
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	345	385,202
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	330	338,361
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	2,000	2,128,292
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	650	670,603

					7,954,418

Technology — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	370	374,851
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	330	328,264
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	575	592,986
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa2	8.000%	11/01/11	48	49,062
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	985	994,850
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,225	1,421,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,821,553

					6,582,566

Telecommunications — 0.8%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.000%	03/30/20	259	270,189
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	560	585,329
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	18	23,819
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	1,918	1,818,007
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	775	850,043
AT&T Wireless, Inc., Gtd. Notes	A2	8.125%	05/01/12	800	848,191
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	350	480,804
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,400	3,116,551
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/12/06)(e)(h)	Baa3	7.082%	06/01/16	325	361,276
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06-04/10/07)(e)(h)	Baa3	7.995%	06/01/36	1,645	1,685,487
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	360	484,522
PCCW HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,275	2,323,624

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications (continued)
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	$2,000	$2,105,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	178,461
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	540	596,206
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	1,260	1,187,951
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	325	341,281
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	222,175
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	255	253,844
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	810	835,753
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	55	59,608

					18,628,121

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	3,040	3,994,928
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	182,656
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,219,125
Lorillard Tobacco Co., Gtd. Notes(a)	Baa2	8.125%	06/23/19	290	337,778
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	307,135

					6,041,622

TOTAL CORPORATE BONDS (cost $241,283,831)					255,062,856

FOREIGN AGENCIES — 0.5%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,220	7,509,840
Export-Import Bank of Korea (South Korea)(a)	A1	4.000%	01/29/21	460	423,442
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(a)	A1	5.125%	06/29/20	365	369,371
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	429,535
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,231,250

TOTAL FOREIGN AGENCIES (cost $10,570,604)					10,963,438

FOREIGN LOCAL GOVERNMENT
Qatar Government International Bond (Qatar), Sr. Notes, 144A (cost $728,431)	Aa2	6.400%	01/20/40	730	806,650

MORTGAGE-BACKED SECURITIES — 14.2%
Federal Home Loan Mortgage Corp.(d)		3.867%	06/01/36	716	749,721
Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	5,041	5,178,504
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	2,500	2,490,235
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/39	15,519	16,176,264
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	9,500	9,783,518
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/34	6,732	7,246,074
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	8,000	8,487,504
Federal Home Loan Mortgage Corp.(d)		5.215%	12/01/35	1,433	1,533,023
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-05/01/38	6,336	6,885,908
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	10,500	11,321,950
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	1,638	1,824,852
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	3,000	3,288,750
Federal Home Loan Mortgage Corp.		6.500%	12/01/14-09/01/16	133	139,904
Federal Home Loan Mortgage Corp.		7.000%	05/01/31-10/01/32	756	878,130
Federal National Mortgage Association(d)		2.016%	07/01/33	630	652,798
Federal National Mortgage Association		3.500%	06/01/39	1,967	1,883,530
Federal National Mortgage Association		4.000%	TBA 15 YR	7,000	7,290,934
Federal National Mortgage Association		4.000%	TBA 30 YR	26,000	26,000,000
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	21,551	22,533,245
Federal National Mortgage Association		4.500%	TBA 30 YR	12,500	12,931,638
Federal National Mortgage Association		5.000%	10/01/18-05/01/36	10,300	11,018,057
Federal National Mortgage Association		5.000%	TBA 30 YR	30,750	32,671,875

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)		Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal National Mortgage Association		5.500%	03/01/16-04/01/37	$31,139	$33,876,964
Federal National Mortgage Association(d)		5.616%	07/01/37	929	988,715
Federal National Mortgage Association(d)		5.650%	06/01/37	292	310,167
Federal National Mortgage Association		6.000%	04/01/13-06/01/38	18,282	20,215,118
Federal National Mortgage Association		6.000%	TBA 30 YR	5,000	5,483,595
Federal National Mortgage Association		6.500%	07/01/17-01/01/37	6,823	7,744,988
Federal National Mortgage Association		7.000%	08/01/11-07/01/32	517	597,530
Federal National Mortgage Association		7.500%	05/01/12-05/01/32	189	215,400
Government National Mortgage Association		4.000%	05/20/41	2,000	2,035,104
Government National Mortgage Association		4.000%	TBA 30 YR	8,500	8,632,813
Government National Mortgage Association		4.500%	07/20/40-01/20/41	8,975	9,465,051
Government National Mortgage Association		4.500%	TBA 30 YR	14,000	14,732,816
Government National Mortgage Association		4.500%	TBA 30 YR	6,500	6,859,528
Government National Mortgage Association		5.000%	TBA 30 YR	5,500	5,964,920
Government National Mortgage Association		5.000%	TBA 30 YR	1,500	1,624,688
Government National Mortgage Association		5.500%	08/15/33-04/15/36	5,796	6,418,014
Government National Mortgage Association		6.000%	11/15/23-07/15/34	1,883	2,102,839
Government National Mortgage Association		6.500%	10/15/23-09/15/36	3,630	4,142,600
Government National Mortgage Association		8.000%	01/15/24-07/15/24	49	58,016

TOTAL MORTGAGE-BACKED SECURITIES (cost $313,037,098)					322,435,280

MUNICIPAL BONDS — 0.5%	Moody’s Ratings†
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,305	1,413,576
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	970	1,011,138
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	945	984,624
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,000	1,215,670
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,100	1,145,771
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	415	397,321
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	275	265,779
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	425	448,715
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	505	483,325
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	625	663,619
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,250	1,397,725
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	350	398,972
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	281,677
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	205	237,162
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	305	328,704

TOTAL MUNICIPAL BONDS (cost $10,073,703)					10,673,778

NON-CORPORATE FOREIGN AGENCY — 0.3%
Kommunalbanken AS (Norway), 144A (cost $7,645,993)	Aaa	1.000%	06/16/14	7,670	7,638,169

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks		5.500%	07/15/36	950	1,043,144
Federal Home Loan Mortgage Corp.		5.125%	11/17/17	420	482,230
Resolution Funding Corp. Interest Strip, Bonds(k)		3.690%	04/15/18	2,645	2,182,371
Tennessee Valley Authority		5.880%	04/01/36	85	97,607

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,649,420)					3,805,352

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT TREASURY OBLIGATIONS — 4.7%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Bonds(j)	4.250%	11/15/40	$175	$171,063
U.S. Treasury Bonds	4.375%	05/15/41	1,565	1,562,559
U.S. Treasury Bonds	4.750%	02/15/41	4,025	4,278,450
U.S. Treasury Bonds(a)	5.250%	11/15/28	10,150	11,713,729
U.S. Treasury Inflation Indexed Note	1.375%	01/15/20	8,968	9,617,261
U.S. Treasury Notes	0.375%	06/30/13	7,085	7,073,381
U.S. Treasury Notes	1.500%	06/30/16	6,661	6,579,802
U.S. Treasury Notes(a)	1.750%	05/31/16	3,640	3,645,678
U.S. Treasury Notes	3.125%	05/15/21	21,580	21,519,360
U.S. Treasury Notes	4.500%	11/15/15	1,520	1,715,937
U.S. Treasury Strips Coupon(l)	4.080%	05/15/24	9,985	5,935,374
U.S. Treasury Strips Coupon(l)	4.120%	08/15/24	11,695	6,850,194
U.S. Treasury Strips Coupon(l)	4.120%	11/15/24	4,145	2,391,955
U.S. Treasury Strips Coupon(l)	4.580%	08/15/22	2,150	1,417,609
U.S. Treasury Strips Coupon(l)	5.040%	11/15/23	12,715	7,784,784
U.S. Treasury Strips Coupon(l)	5.130%	02/15/24	10,000	6,032,190
U.S. Treasury Strips Coupon(l)	5.570%	05/15/25	6,000	3,362,142
U.S. Treasury Strips Coupon(l)	6.210%	05/15/27	2,280	1,139,836
U.S. Treasury Strips Coupon(l)	7.970%	08/15/33	8,260	2,960,739

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $103,054,161)				105,752,043

TOTAL LONG-TERM INVESTMENTS (cost $1,550,495,126)				1,991,829,882

SHORT-TERM INVESTMENTS — 23.8%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $1,999,451)(m)	0.130%	09/15/11	2,000	1,999,916

			Shares
AFFILIATED MUTUAL FUNDS — 23.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $133,308,771)(Note 4)(n)			13,720,455	123,484,099
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $413,204,885; includes $94,397,687 of cash collateral received for securities on loan)(Note 4)(n)(o)			413,204,885	413,204,885

TOTAL AFFILIATED MUTUAL FUNDS (cost $546,513,656)				536,688,984

TOTAL SHORT-TERM INVESTMENTS (cost $548,513,107)				538,688,900

TOTAL INVESTMENTS(p) — 111.7% (cost $2,099,008,233)				2,530,518,782
LIABILITIES IN EXCESS OF OTHER ASSETS(q) — (11.7)%				(265,084,690)

NET ASSETS — 100.0%				$2,265,434,092

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,561,822; cash collateral of $94,397,687 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(e)	Indicates a security that has been deemed illiquid.

(f)	Standard & Poor’s Rating.

(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(h)	Indicates a restricted security; the aggregate original cost of such securities is $6,279,723. The aggregate value of $6,705,367 is approximately 0.3% of net assets.

(i)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(k)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.

(l)	Rate shown reflects the effective yield at June 30, 2011.

(m)	Rate quoted represents yield-to-maturity as of purchase date.

(n)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(o)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)	As of June 30, 2011, 113 securities representing $13,102,498 and 0.6% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(q)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Long Positions:
194	2 Year U.S. Treasury Notes	Sep. 2011	$42,524,535	$42,552,687	$28,152
1141	5 Year U.S. Treasury Notes	Sep. 2011	135,541,904	136,001,851	459,947
35	S&P 500 E-mini	Sep. 2011	2,212,516	2,302,125	89,609
49	S&P 500 Index	Sep. 2011	15,559,097	16,114,875	555,778
38	U.S. Ultra Bond	Sep. 2011	4,835,900	4,797,500	(38,400)

					1,095,086

Short Positions:
434	10 Year U.S. Treasury Notes	Sep. 2011	53,731,741	53,090,406	641,335
461	U.S. Long Bond	Sep. 2011	57,254,503	56,717,406	537,097

					1,178,432

					$2,273,518

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA(2)	06/09/14	$7,670	1.031%	3 month LIBOR	$9,955	$—	$9,955
Citibank, NA(1)	07/07/14	3,530	1.091%	3 month LIBOR	3,345	—	3,345
Citibank, NA(1)	05/15/18	9,515	2.526%	3 month LIBOR	(114,098)	—	(114,098)
Morgan Stanley Capital Services, Inc.(1)	05/15/18	9,980	2.510%	3 month LIBOR	(129,999)	—	(129,999)
Morgan Stanley Capital Services, Inc.(1)	06/08/21	11,200	4.640%	3 month LIBOR	(49,844)	—	(49,844)

					$(280,641)	$—	$(280,641)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Barclays Bank PLC	09/20/12	$2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$(13,826)	$—	$(13,826)
Deutsche Bank AG	09/20/11	1,000	1.000%	DISH DBS Corp., 6.625%, 10/01/14	(1,064)	1,767	(2,831)
Deutsche Bank AG	03/20/12	2,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(68,388)	(15,845)	(52,543)
Deutsche Bank AG	12/20/12	2,000	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 07/15/12	(21,342)	36,965	(58,307)
Deutsche Bank AG	06/20/18	2,800	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(50,067)	—	(50,067)
Deutsche Bank AG	03/20/14	1,585	7.050%	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	(266,600)	—	(266,600)
Deutsche Bank AG	06/20/13	2,000	1.000%	United States Steel Corp., 6.650%, 06/01/37	21,159	64,667	(43,508)
JPMorgan Chase Bank	06/20/14	1,110	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	9,241	—	9,241
Merrill Lynch Capital Services, Inc.	06/20/18	1,800	3.050%	SLM Corp., 5.125%, 08/27/12	56,599	—	56,599
Merrill Lynch Capital Services, Inc.	06/20/18	2,700	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	55,133	—	55,133
Morgan Stanley Capital Services, Inc.	03/20/12	500	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(17,097)	(5,727)	(11,370)
Morgan Stanley Capital Services, Inc.	06/20/18	1,600	1.000%	Newell Rubbermaid, Inc., 0.000%, 07/15/28	71,257	—	71,257
Morgan Stanley Capital Services, Inc.	06/20/18	2,700	0.970%	Simon Property Group LP, 5.250%, 12/01/16	48,121	—	48,121

					$(176,874)	$81,827	$(258,701)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$7,766,949	$10,239,497
Residential Mortgage-Backed Securities	—	10,326,963	—
Bank Loans	—	2,909,714	2,637,591
Collateralized Mortgage Obligations	—	8,155,750	—
Commercial Mortgage-Backed Securities	—	106,659,958	—
Common Stocks	1,115,613,223	8,789,677	—
Corporate Bonds	—	255,062,856	—
Exchange Traded Fund	66,154
Foreign Agencies	—	10,963,438	—
Foreign Local Government	—	806,650	—
Mortgage-Backed Securities	—	322,435,280	—
Municipal Bonds	—	10,673,778	—
Non-Corporate Foreign Agency	—	7,638,169	—
Preferred Stocks	1,526,840	—	—
U.S. Government Agency Obligations	—	3,805,352	—
U.S. Government Treasury Obligations	—	107,751,959	—
Affiliated Mutual Funds	536,688,984	—	—
Other Financial Instruments*
Futures Contracts	2,273,518	—	—
Interest Rate Swaps	—	(280,641)	—
Credit Default Swaps	—	(258,701)	—

Total	$1,656,168,719	$863,207,151	$12,877,088

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Mutual Funds (including 4.2% of collateral received for securities on loan)	23.7%
Mortgage-Backed Securities	14.2
Oil, Gas & Consumable Fuels	5.1
U.S. Government Treasury Obligations	4.8
Commercial Mortgage-Backed Securities	4.7
Pharmaceuticals	2.9
Insurance	2.6
Banking	2.5
Computers & Peripherals	2.1
Diversified Financial Services	1.9
Software	1.8
IT Services	1.6
Media	1.6
Aerospace & Defense	1.4
Chemicals	1.4
Commercial Banks	1.4
Diversified Telecommunication Services	1.4
Industrial Conglomerates	1.3
Beverages	1.2
Capital Markets	1.2
Energy Equipment & Services	1.2
Food & Staples Retailing	1.2
Semiconductors & Semiconductor Equipment	1.2
Healthcare Providers & Services	1.1
Machinery	1.1
Real Estate Investment Trusts	1.1
Tobacco	1.1

Communications Equipment	1.0%
Electric	1.0
Household Products	1.0
Electric Utilities	0.9
Food Products	0.9
Healthcare Equipment & Supplies	0.9
Hotels, Restaurants & Leisure	0.9
Specialty Retail	0.9
Internet Software & Services	0.8
Non-Residential Mortgage-Backed Securities	0.8
Telecommunications	0.8
Biotechnology	0.6
Metals & Mining	0.6
Multi-Utilities	0.6
Non-Captive Finance	0.6
Air Freight & Logistics	0.5
Cable	0.5
Foods	0.5
Foreign Agencies	0.5
Internet & Catalog Retail	0.5
Municipal Bonds	0.5
Residential Mortgage-Backed Securities	0.5
Road & Rail	0.5
Collateralized Mortgage Obligations	0.4
Consumer Finance	0.4
Media & Entertainment	0.4
Multiline Retail	0.4
Retailers	0.4
Technology	0.4
Automobiles	0.3
Electrical Equipment	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Energy – Other	0.3%
Healthcare & Pharmaceutical	0.3
Life Sciences Tools & Services	0.3
Metals	0.3
Non-Corporate Foreign Agency	0.3
Pipelines & Other	0.3
Textiles, Apparel & Luxury Goods	0.3
Airlines	0.2
Capital Goods	0.2
Commercial Services & Supplies	0.2
Consumer	0.2
Electronic Equipment, Instruments & Components	0.2
Healthcare Insurance	0.2
Lodging	0.2
Paper	0.2
U.S. Government Agency Obligations	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1

Building Materials & Construction	0.1%
Construction & Engineering	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Energy – Integrated	0.1
Household Durables	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1

111.7
Liabilities in excess of other assets	(11.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$103,399		Premium received for swap agreements	$21,572
Credit contracts	Unrealized appreciation on swap agreements	240,351		Unrealized depreciation on swap agreements	499,052
Equity contracts	Due from broker — variation margin	645,387	*	—	—
Interest rate contracts	Unrealized appreciation on swap agreements	13,300		Unrealized depreciation on swap agreements	293,941
Interest rate contracts	Due from broker — variation margin	1,666,531	*	Due from broker — variation margin	38,400	*

Total		$2,668,968			$852,965

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Rights	Warrants	Total
Credit contracts	$—	$(208,293)	$—	$—	$(208,293)
Equity contracts	6,509,471	—	4,382	(10,424)	6,503,429
Interest rate contracts	2,341,905	(70,188)	—	—	2,271,717

Total	$8,851,376	$(278,481)	$4,382	$(10,424)	$8,566,853

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$140,969	$140,969
Equity contracts	(464,617)	—	(464,617)
Interest rate contracts	461,823	(280,641)	181,182

Total	$(2,794)	$(139,672)	$(142,466)

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$262,593,466	$107,492,456

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$23,623	$25,323

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $92,561,822:
Unaffiliated investments (cost $1,552,494,577)	$1,993,829,798
Affiliated investments (cost $546,513,656)	536,688,984
Foreign currency, at value (cost $198,926)	199,977
Cash	49,816
Receivable for investments sold	90,832,976
Dividends and interest receivable	6,803,002
Foreign tax reclaim receivable	277,979
Due from broker—variation margin	262,420
Unrealized appreciation on swap agreements	253,651
Premium paid for swap agreements	103,399
Receivable for Series shares sold	7,609
Prepaid expenses	3,028

Total Assets	2,629,312,639

LIABILITIES
Payable for investments purchased	267,282,552
Collateral for securities on loan	94,397,687
Management fee payable	1,013,067
Unrealized depreciation on swap agreements	792,993
Payable for Series shares repurchased	257,897
Accrued expenses and other liabilities	111,853
Premium received for swap agreements	21,572
Affiliated transfer agent fee payable	926

Total Liabilities	363,878,547

NET ASSETS	$2,265,434,092

Net assets were comprised of:
Paid-in capital	$1,889,476,923
Retained earnings	375,957,169

Net assets, June 30, 2011	$2,265,434,092

Net asset value and redemption price per share, $2,265,434,092 / 138,677,345 outstanding shares of beneficial interest	$16 .34

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Interest	$15,783,555
Unaffiliated dividend income (net of foreign withholding taxes of $58,447)	13,353,811
Affiliated dividend income	1,121,306
Affiliated income from securities loaned, net	113,948

30,372,620

EXPENSES
Management fee	6,193,661
Custodian’s fees and expenses	152,000
Shareholders’ reports	145,000
Audit fee	18,000
Insurance expenses	18,000
Trustees’ fees	15,000
Legal fees and expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	11,621

Total expenses	6,571,282

NET INVESTMENT INCOME	23,801,338

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(673,333))	28,887,971
Futures transactions	8,851,376
Swap agreement transactions	(278,481)
Foreign currency transactions	4,331

37,465,197

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $817,204)	43,500,678
Securities sold short	4,542
Futures	(2,794)
Swap agreements	(139,672)
Foreign currencies	24,391

43,387,145

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	80,852,342

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,653,680

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$23,801,338	$50,041,489
Net realized gain on investments, swaps and foreign currencies	37,465,197	26,327,189
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	43,387,145	163,178,375

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	104,653,680	239,547,053

DISTRIBUTIONS	(50,030,858)	(52,703,504)

SERIES SHARE TRANSACTIONS:
Series shares sold [319,386 and 812,903 shares, respectively]	5,246,505	12,182,009
Series shares issued in reinvestment of distributions [3,117,187 and 3,642,260 shares, respectively]	50,030,858	52,703,504
Series shares repurchased [4,815,951 and 10,357,369 shares, respectively]	(79,124,756)	(155,802,464)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(23,847,393)	(90,916,951)

TOTAL INCREASE IN NET ASSETS	30,775,429	95,926,598
NET ASSETS:
Beginning of period	2,234,658,663	2,138,732,065

End of period	$2,265,434,092	$2,234,658,663

SEE NOTES TO FINANCIAL STATEMENTS.

A27

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 93.8% ASSET-BACKED SECURITIES — 12.9%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 8.4%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(a)	Aa1	0.524%	10/27/18	$2,000	$1,923,000
ARES CLO Funds (Cayman Islands), 144A
Ser. 2003-7AW, Class A1A(a)	Aaa	0.618%	05/08/15	420	413,502
Ser. 2004-8A, Class A1A(a)	Aa3	0.685%	02/26/16	913	899,019
Ser. 2005-10A, Class A2(a)	Aa3	0.487%	09/18/17	928	903,250
Ser. 2005-10A, Class A3(a)	Aa3	0.487%	09/18/17	789	768,179
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.587%	01/15/16	5,750	5,697,851
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2005-3A, Class A2, 144A(a)	Aa1	0.504%	07/25/17	1,489	1,448,119
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	0.987%	02/15/17	2,100	2,094,035
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aa1	0.517%	06/20/17	5,750	5,593,025
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aa2	0.507%	05/25/17	974	935,583
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.523%	08/03/19	4,951	4,771,729
Citibank Credit Card Issuance Trust
Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15	6,500	6,926,130
Ser. 2005-C2, Class C2(a)	Baa2	0.656%	03/24/17	2,320	2,267,489
Ser. 2005-C3, Class C3(a)	Baa2	0.597%	07/15/14	5,280	5,255,497
Ser. 2006-C1, Class C1(a)	Baa2	0.586%	02/20/15	6,320	6,271,506
COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 144A(a)(b)	Aaa	2.174%	04/20/19	2,000	2,015,000
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A(a)(b)	Aaa	0.484%	04/20/19	1,900	1,829,890
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.624%	07/27/16	467	461,488
Four Corners CLO (Cayman Islands), 144A
Ser. 2005-1A, Class A3(a)	Aaa	0.547%	03/26/17	2,277	2,219,615
Ser. 2006-3A, Class A(a)	A1	0.524%	07/22/20	2,042	1,939,975
Fuel Trust, 144A
Sec’d. Notes	Baa2	3.984%	06/15/16	1,050	1,041,469
Sec’d. Notes	Baa2	4.207%	04/15/16	3,925	3,939,966
GE Business Loan Trust, Ser. 2006-1A, Class D, 144A(a)	Baa3	1.187%	05/15/34	262	87,784
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class B, 144A(a)	A3	0.836%	08/26/19	1,488	1,414,014
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.538%	12/15/17	2,314	2,276,542
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aa2	0.638%	07/15/16	1,182	1,162,669
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A(a)	Aa1	0.528%	05/09/18	2,764	2,676,376
Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A(a)	A2	0.521%	11/15/17	3,381	3,246,173
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.515%	10/19/20	1,451	1,389,213
LCM LP (Cayman Islands), 144A
Ser. 2004-2A, Class A(a)	Aaa	0.594%	10/22/16	838	818,767
Ser. 2005-3A, Class A(a)	Aaa	0.514%	06/01/17	2,500	2,412,500
Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A	A(c)	3.540%	10/20/32	5,814	5,900,961
MBNA Credit Card Master Note Trust
Ser. 2002-C3, Class C3(a)	A3	1.537%	10/15/14	1,900	1,911,353
Ser. 2004-C2, Class C2(a)	A3	1.087%	11/15/16	9,800	9,786,658
Ser. 2006-C1, Class C1(a)	A3	0.607%	07/15/15	16,600	16,516,848
Mountain Capital CLO Ltd. (Cayman Islands), 144A Ser. 2004-3A, Class A1LA(a)	Aaa	0.676%	02/15/16	883	865,369
Ser. 2005-4A, Class A1L(a)	Aa2	0.497%	03/15/18	2,963	2,851,552
North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A	Aa3	1.871%	09/14/19	6,734	9,124,904
Pacifica CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A1, 144A(a)	Aaa	0.870%	07/10/15	982	975,065
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	Aa2	7.125%	01/15/13	1,322	1,361,425
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.547%	03/21/17	2,068	2,026,412
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aaa	0.609%	08/22/16	595	585,622
Venture CDO Ltd. (Cayman Islands), 144A Ser. 2003-1A, Class A1(a)(b)	Aa2	0.774%	01/21/16	2,378	2,324,520

					129,330,044

SEE NOTES TO FINANCIAL STATEMENTS.

A28

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities — 4.5%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	Baa3	1.086%	09/25/33	$1,944	$1,567,579
Ameriquest Mortgage Securities, Inc. Ser. 2001-2, Class M3(a)	Caa2	3.111%	10/25/31	585	432,882
Ser. 2004-R8, Class M1(a)	Baa1	0.826%	09/25/34	950	779,361
Argent Securities, Inc. Ser. 2003-W2, Class M4(a)	Ba2	5.811%	09/25/33	2,400	1,610,577
Ser. 2004-W6, Class M1(a)	Baa1	0.736%	05/25/34	3,860	3,102,080
Ser. 2004-W10, Class A2(a)	Aaa	0.576%	10/25/34	1,802	1,670,236
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Baa3	1.236%	08/25/33	2,350	2,006,289
Asset Backed Securities Corp. Home Equity Ser. 2003-HE3, Class M1(a)	A3	1.432%	06/15/33	1,756	1,422,398
Ser. 2004-HE1, Class M1(a)	Ba1	1.237%	01/15/34	315	266,129
Ser. 2004-HE5, Class M1(a)	A2	0.786%	08/25/34	2,600	2,117,474
Bear Stearns Asset Backed Securities Trust Ser. 2004-HE2, Class M1(a)	Ba1	0.786%	03/25/34	4,837	3,960,525
Ser. 2004-HE3, Class M2(a)	B1	1.911%	04/25/34	2,455	2,121,650
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	C	3.561%	03/25/33	348	43,581
Centex Home Equity, Ser. 2004-B, Class AF6	Aa3	4.186%	03/25/34	1,300	1,235,065
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	C	1.266%	11/25/34	145	69,525
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	C	2.436%	08/25/32	134	72,644
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	1,099	906,112
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B2	0.666%	09/25/35	3,600	2,528,496
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Baa3	1.236%	12/25/33	339	258,558
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Ba3	1.161%	11/25/33	3,467	2,973,341
HSBC Home Equity Loan Trust Ser. 2006-1, Class M1(a)	Aa1	0.466%	01/20/36	926	806,532
Ser. 2006-2, Class A1(a)	Aaa	0.336%	03/20/36	250	229,934
Ser. 2006-2, Class A2(a)	Aaa	0.366%	03/20/36	304	278,226
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Ca	0.486%	03/25/36	3,200	1,158,477
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	A3	0.936%	02/25/34	4,250	3,443,954
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	B3	0.966%	02/25/34	3,408	2,764,624
Merrill Lynch Mortgage Investors, Inc. Ser. 2004-HE2, Class M1(a)	A-(c)	0.986%	08/25/35	1,000	697,910
Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.446%	06/25/35	2,915	2,233,058
Morgan Stanley ABS Capital I Ser. 2002-NC6, Class M2(a)	Ca	3.336%	11/25/32	171	49,575
Ser. 2003-HE1, Class M1(a)	Ba2	1.386%	05/25/33	2,063	1,746,440
Ser. 2003-HE3, Class M1(a)	Ba3	1.206%	10/25/33	1,521	1,212,253
Ser. 2004-NC1, Class M1(a)	Baa2	1.236%	12/27/33	1,193	988,512
Ser. 2004-OP1, Class M1(a)	Aa1	0.766%	11/25/34	3,688	3,032,765
Ser. 2004-WMC1, Class M1(a)	B1	1.116%	06/25/34	3,167	2,718,574
Ser. 2004-WMC2, Class M1(a)	B2	1.101%	07/25/34	2,732	2,279,351
New Century Home Equity Loan Trust Ser. 2003-4, Class M1(a)	A2	1.311%	10/25/33	4,645	3,925,774
Ser. 2004-4, Class M1(a)	Ba1	0.951%	02/25/35	3,048	2,509,232
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)	Aa3	0.986%	12/25/34	1,009	914,436
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa2	5.221%	02/25/34	1,000	956,391
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Ba2	1.311%	12/25/32	613	510,772
Securitized Asset Backed Receivables LLC Trust Ser. 2004-NC1, Class M1(a)	B1	0.966%	02/25/34	4,452	3,628,104
Ser. 2006-FR1, Class M1(a)	Caa3	0.586%	11/25/35	2,000	598,524
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	A1	0.951%	02/25/35	83	71,074
Structured Asset Investment Loan Trust Ser. 2004-2, Class A4(a)	AAA(c)	0.891%	03/25/34	2,297	1,779,591
Ser. 2004-7, Class A8(a)	AAA(c)	1.386%	08/25/34	1,400	1,112,738
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(c)	3.186%	07/25/32	1,345	1,012,122

					69,803,445

TOTAL ASSET-BACKED SECURITIES (cost $193,058,019)					199,133,489

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

BANK LOANS — 1.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Automotive — 0.1%
Chrysler Group LLC(a)	Ba2	4.980%	05/24/17	$2,500	$2,435,070

Cable — 0.1%
Insight Midwest Holding LLC(a)	Ba3	1.190%	10/06/13	1,789	1,762,127

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)	B3	2.186%	07/20/15	409	370,369
Capital Safety Group Ltd.(a)	B3	2.936%	07/20/16	1,091	987,131

					1,357,500

Consumer
Huish Detergents, Inc.(a)	Ba3	2.190%	04/26/14	202	189,681

Electric — 0.1%
Texas Competitive Electric Holdings Co. LLC(a)	B2	4.730%	10/10/17	1,860	1,448,699

Foods — 0.2%
Del Monte Foods Co.(a)	Ba3	4.500%	03/08/18	1,875	1,868,848
OSI Restaurant Partners, Inc.(a)	B3	0.069%	06/14/13	442	422,201
OSI Restaurant Partners, Inc.(a)	B3	2.500%	06/14/14	1,026	979,993

					3,271,042

Gaming — 0.2%
CCM Merger, Inc.(a)	B3	7.000%	03/01/17	2,895	2,926,604

Healthcare & Pharmaceutical — 0.4%
HCA, Inc.(a)	Ba2	3.496%	03/31/17	1,108	1,091,343
HCA, Inc.(a)	Ba2	3.517%	05/01/18	462	458,128
Royalty Pharma Finance Trust	Baa3	7.750%	05/15/15	4,000	4,140,000

					5,689,471

Non-Captive Finance — 0.2%
International Lease Finance Corp.(a)	Ba2	4.996%	03/17/15	1,990	1,991,380
International Lease Finance Corp.(a)	Ba3	7.000%	03/17/16	1,460	1,464,046

					3,455,426

Technology — 0.2%
First Data Corp.(a)	B1	2.936%	09/24/14	88	81,712
First Data Corp.(a)	B1	2.936%	09/24/14	168	155,642
First Data Corp.(a)	B1	4.246%	03/24/18	2,411	2,209,013
Flextronics International Ltd. (Singapore)(a)	Ba1	2.436%	10/01/14	118	116,329
Flextronics International Ltd. (Singapore)(a)	Ba1	2.440%	10/01/14	412	405,756

					2,968,452

TOTAL BANK LOANS (cost $26,076,441)					25,504,072

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	1,189	1,211,268
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	247	253,280
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	Baa1	2.580%	02/25/34	2,010	1,859,811
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(c)	5.000%	03/25/20	994	893,704

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,479,325)					4,218,063

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.1%
Banc of America Commercial Mortgage, Inc. Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	237	236,400
Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47	3,260	3,305,289
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	3,545	3,573,884
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	4,912	4,948,784
Ser. 2007-1, Class A3	Aaa	5.449%	01/15/49	3,500	3,670,161

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Ser. 2007-4, Class A3(a)	AAA(c)	5.997%	02/10/51	$6,460	$6,892,653
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,593,833
Bear Stearns Commercial Mortgage Securities Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	979	981,118
Ser. 2005-T20, Class A2(a)	Aaa	5.127%	10/12/42	1,883	1,887,166
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	4,024	4,194,267
Citigroup Commercial Mortgage Trust Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	6,028	6,084,625
Ser. 2007-C6, Class A3(a)	Aaa	5.886%	12/10/49	4,850	5,158,280
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	58	58,371
Ser. 2006-CD2, Class AAB(a)	Aaa	5.554%	01/15/46	2,831	2,964,656
Ser. 2007-CD4, Class A3	Aaa	5.293%	12/11/49	2,515	2,593,791
Commercial Mortgage Pass-Through Certificates Ser. 2006-C7, Class A3(a)	AAA(c)	5.885%	06/10/46	2,703	2,776,827
Ser. 2006-C7, Class A4(a)	AAA(c)	5.947%	06/10/46	4,000	4,430,983
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	7,169	7,245,801
Credit Suisse First Boston Mortgage Securities Corp. Ser. 2001-CP4, Class B	AAA(c)	6.330%	12/15/35	518	517,400
Ser. 2005-C3, Class A3	Aaa	4.645%	07/15/37	3,950	4,148,727
Credit Suisse Mortgage Capital Certificates Ser. 2006-C1, Class A4(a)	AAA(c)	5.609%	02/15/39	4,400	4,792,777
Ser. 2006-C5, Class A2	Aaa	5.246%	12/15/39	3,397	3,418,202
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	5,435	5,450,083
Ser. 2007-C4, Class A2(a)	Aaa	5.995%	09/15/39	446	454,937
Ser. 2007-C4, Class A3(a)	Aaa	5.995%	09/15/39	7,850	8,262,599
DBUBS Mortgage Trust, Ser. 2011-LC2A, Class A1, 144A	Aaa	3.527%	07/10/44	3,656	3,687,163
GE Capital Commercial Mortgage Corp. Ser. 2006-C1, Class A4(a)	AAA(c)	5.512%	03/10/44	4,300	4,678,435
Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	10,717	10,852,001
Greenwich Capital Commercial Funding Corp. Ser. 2005-GG3, Class A2	Aaa	4.305%	08/10/42	367	368,679
Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	7,710	7,779,339
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	5,261,223
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	5,628	5,725,707
GS Mortgage Securities Corp. II Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	2,384	2,393,371
Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	6,683	6,857,036
JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	1,820	1,867,238
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	5,417,107
Ser. 2006-LDP6, Class A4(a)	Aaa	5.475%	04/15/43	1,640	1,786,482
Ser. 2006-LDP7, Class A2(a)	Aaa	6.053%	04/15/45	978	977,108
Ser. 2007-LD11, Class A2(a)	Aaa	5.990%	06/15/49	10,590	10,883,204
Ser. 2007-LD12, Class A3(a)	Aaa	6.187%	02/15/51	5,200	5,532,031
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	4,244	4,383,260
LB-UBS Commercial Mortgage Trust Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	4,472,081
Ser. 2005-C7, Class AM(a)	AA(c)	5.263%	11/15/40	2,100	2,184,737
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	14	13,748
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	7,126	7,574,715
Ser. 2006-C7, Class A2	AAA(c)	5.300%	11/15/38	1,875	1,889,935
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	6,000	6,069,885
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	3,465	3,579,422
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(c)	5.863%	05/12/39	7,920	8,755,908
Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 2006-1, Class A4(a)	AAA(c)	5.608%	02/12/39	3,000	3,273,915
Ser. 2006-2, Class A4(a)	Aaa	6.097%	06/12/46	2,625	2,898,434
Ser. 2006-3, Class ASB(a)	Aaa	5.382%	07/12/46	2,095	2,202,156

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Ser. 2006-4, Class A2(a)	Aaa	5.112%	12/12/49	$4,217	$4,242,140
Ser. 2007-7, Class A2(a)	Aaa	5.693%	06/12/50	227	230,520
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	4,743	4,884,645
Morgan Stanley Capital I Ser. 2006-HQ8, Class A4(a)	Aaa	5.599%	03/12/44	5,000	5,482,363
Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	2,475	2,673,924
Ser. 2006-IQ12, Class AAB	AAA(c)	5.325%	12/15/43	1,400	1,470,397
Ser. 2006-IQ12, Class ANM	AAA(c)	5.310%	12/15/43	5,500	5,518,501
Ser. 2006-T23, Class A3(a)	AAA(c)	5.986%	08/12/41	1,318	1,405,238
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654%	04/15/49	5,800	6,189,962
Wachovia Bank Commercial Mortgage Trust Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	866	884,656
Ser. 2005-C20, Class AMFX(a)	Aa1	5.179%	07/15/42	2,000	2,084,670
Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	3,438	3,733,920
Ser. 2006-C24, Class A3(a)	Aaa	5.558%	03/15/45	2,050	2,228,860
Ser. 2006-C25, Class A4(a)	Aaa	5.860%	05/15/43	6,000	6,621,699
Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	4,156	4,161,428
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	412	414,492
Ser. 2007-C33, Class A2(a)	Aaa	6.052%	02/15/51	4,730	4,836,654
Ser. 2007-C33, Class A3(a)	Aaa	6.097%	02/15/51	4,564	4,851,883
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	3,705,868

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $253,622,141)					277,627,754

CORPORATE BONDS — 44.7%
Aerospace & Defense — 0.2%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	693,008
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375%	10/15/15	2,520	2,589,300

					3,282,308

Airlines — 0.5%
Continental Airlines 2001-1 Class A-1 Pass Through Trust, Pass-thru Certs., Ser. 01A1(b)	Baa2	6.703%	06/15/21	2	2,514
Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B	Ba1	7.373%	12/15/15	394	395,673
Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa1	5.983%	04/19/22	1,752	1,802,263
Continental Airlines 2010-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A(d)	Baa2	4.750%	01/12/21	560	546,000
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	1,456	1,514,224
Delta Air Lines 2010-2 Class A Pass Through Trust, Pass-thru Certs., Ser. 2A(d)	Baa2	4.950%	05/23/19	793	793,471
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(d)	Baa2	5.300%	04/15/19	850	850,000
UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A, Class A	Baa2	6.636%	07/02/22	1,103	1,108,145

					7,012,290

Automotive — 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	09/15/20	825	840,798
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	9.875%	08/10/11	3,100	3,124,441
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	721,402

					4,686,641

Banking — 8.4%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Notes, 144A, MTN(b)	Ba1	8.200%	06/25/12	1,500	1,560,000
American Express Co., Sr. Unsec’d. Notes(d)	A3	8.125%	05/20/19	2,785	3,530,787
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	Ba3	8.000%	12/29/49	3,500	3,655,085
Bank of America Corp., Sr. Unsec’d. Notes(d)(e)	A2	6.000%	09/01/17	4,590	4,939,038

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	5.000%	05/13/21	$860	$849,549
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	790	814,289
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	1,610	1,807,306
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,870,298
Capital One Capital V, Ltd. Gtd. Notes(d)	Baa3	10.250%	08/15/39	2,380	2,522,800
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	772,254
Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A(a)	A3	5.506%	12/29/49	3,050	3,080,500
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	2,050	2,264,131
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	05/15/18	2,500	2,753,075
Citigroup, Inc., Sr. Unsec’d. Notes(d)	A3	8.125%	07/15/39	4,120	5,155,636
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,375	1,704,525
Countrywide Financial Corp., Gtd. Notes, MTN (original cost $3,486,549; purchased 06/04/07-02/14/08)(b)(d)(f)	A2	5.800%	06/07/12	3,670	3,828,247
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	3,065	2,130,163
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,226,935
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	2,195	2,212,935
Goldman Sachs Group, Inc. (The), Sr. Notes, MTN(d)	A1	6.000%	06/15/20	2,420	2,603,891
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	1,355	1,474,705
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%	09/01/17	3,195	3,525,382
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	440	439,993
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.500%	10/30/15	4,035	4,217,075
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	05/02/36	995	1,023,628
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	09/15/37	1,625	1,677,054
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.800%	06/01/38	2,650	2,827,992
Huntington BancShares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	260	293,151
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba2	7.250%	08/29/49	2,380	2,356,200
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	Baa2	4.750%	11/25/16	4,000	3,990,972
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(d)	Baa1	7.900%	04/29/49	6,130	6,584,171
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	4,245	4,270,971
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	600	587,001
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	5,100	4,996,307
KeyCorp, Sr. Unsec’d. Notes, MTN	Baa1	5.100%	03/24/21	1,155	1,176,359
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,597,909
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	2,650	2,653,837
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.050%	08/15/12	1,500	1,579,067
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21	1,920	1,942,712
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,635	2,703,903
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	4,035	4,267,113
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	1,720	1,759,990
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,525	1,566,422
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625%	04/19/16	525	527,607
Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.125%	10/04/16	3,500	3,564,103
State Street Corp.	A3	4.956%	03/15/18	3,025	3,207,919
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	6.250%	04/20/21	1,225	1,188,250
US Bancorp, Jr. Sub. Notes	A2	3.442%	02/01/16	4,120	4,185,702
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	1,975	2,030,142
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	3.676%	06/15/16	7,240	7,437,934

					129,935,015

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	05/02/18	2,740	736,375

Building Materials & Construction — 0.9%
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Ba3	11.750%	09/10/14	1,220	1,319,064
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, Reg.-S	Ba3	11.750%	09/10/14	3,650	3,946,380

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Building Materials & Construction (continued)
KB Home, Gtd. Notes	B2	6.375%	08/15/11	$447	$448,686
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,600	2,789,158
Toll Brothers Finance Corp., Gtd. Notes(d)	Ba1	5.150%	05/15/15	4,695	4,823,976

					13,327,264

Cable — 2.2%
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	2,300	2,392,000
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	11,930	12,407,200
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	1,065	1,481,565
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	2,825	2,916,007
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	3,110	3,404,278
Echostar DBS Corp., Gtd. Notes	Ba3	7.000%	10/01/13	2,000	2,147,500
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	961,755
Time Warner Cable, Inc., Gtd. Notes(d)	Baa2	6.750%	07/01/18	5,520	6,401,506
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	1,115	1,296,911

					33,408,722

Capital Goods — 1.0%
Hutchison Whampoa International (09) Ltd. (Cayman Islands), Gtd. Notes, Reg.-S	A3	7.625%	04/09/19	2,800	3,319,414
MHP SA (Luxembourg), Gtd. Notes, 144A	B3	10.250%	04/29/15	3,175	3,393,123
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	6,500	5,558,897
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19	2,350	2,762,832

					15,034,266

Chemicals — 1.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41	450	469,301
Ashland, Inc., Gtd. Notes(d)	Ba1	9.125%	06/01/17	750	843,750
CF Industries, Inc., Gtd. Notes	Ba1	6.875%	05/01/18	785	889,994
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	750	842,487
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,377,254
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	Baa3	9.400%	05/15/39	1,252	1,857,063
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A(d)	Ba1	8.000%	11/01/17	1,802	2,004,725
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	6.500%	01/15/12	1,440	1,465,200
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	350	342,540
Rockwood Specialties Group, Inc., Gtd. Notes(d)	B1	7.500%	11/15/14	5,175	5,291,438
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.875%	04/01/23	3,058	3,533,436

					19,917,188

Consumer — 0.4%
Realogy Corp., Gtd. Notes	Caa3	12.000%	04/15/17	2	1,791
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	5,090	5,649,900

					5,651,691

Electric — 2.1%
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,000	1,074,093
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Ba2	8.500%	04/22/15	1,025	1,139,031
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa1	6.000%	02/02/18	600	555,154
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,393,934
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.350%	08/01/13	625	697,670
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	3,200	2,891,491
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14	3,700	4,119,913
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	500	537,623
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.200%	10/01/17	1,930	2,177,250
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,900	1,920,235
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	06/15/12	750	790,349
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	1,150	1,201,538

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	$2,730	$2,995,017
Mirant Mid Atlantic Pass Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	1,181	1,202,134
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes, 144A (original cost $1,563,824; purchased 09/22/09)(b)(f)	Ba3	10.875%	06/01/16	1,600	1,760,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.800%	09/01/18	1,460	1,706,283
Star Energy Geothermal Wayang Windu Ltd. (Virgin Islands (US)), Sr. Sec’d. Notes, Reg.-S	B2	11.500%	02/12/15	800	904,000
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.650%	05/15/18	1,953	2,234,429
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,162,539

					32,462,683

Energy – Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	870	887,221
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,510	1,636,031
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(d)	Baa2	6.750%	11/15/39	3,325	3,757,110
Hess Corp., Sr. Unsec’d. Notes	Baa2	5.600%	02/15/41	1,780	1,739,886
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	615	636,507

					8,656,755

Energy – Other — 1.4%
Alliance Oil Co. Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B+(c)	9.875%	03/11/15	3,410	3,733,950
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	2,515	2,883,030
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	445	464,333
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(d)	Ba1	8.700%	03/15/19	250	318,578
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	3,433	3,698,827
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.625%	04/15/16	1,000	1,032,500
Novatek Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A(d)	Baa3	5.326%	02/03/16	5,175	5,330,250
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,750	1,889,449
Precision Drilling Corp. (Canada), Gtd. Notes	Ba2	6.625%	11/15/20	1,000	1,012,500
Weatherford International Ltd. (Bermuda), Gtd. Notes(d)	Baa2	5.125%	09/15/20	1,165	1,189,489

					21,552,906

Foods — 1.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	6.875%	11/15/19	2,200	2,675,504
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	1,640	2,063,192
ARAMARK Corp., Gtd. Notes(d)	B3	8.500%	02/01/15	4,869	5,057,673
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	2,720	2,726,800
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,037,500
Dole Food Co., Inc., Sr. Sec’d. Notes	B2	13.875%	03/15/14	2,600	3,113,500
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,005	1,116,328
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000%	07/15/14	4,215	4,889,400
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	1,200	1,242,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	B2	7.500%	05/15/12	650	669,500
SUPERVALU, Inc., Sr. Unsec’d. Notes	B2	7.500%	11/15/14	1,540	1,540,000
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	1,000	1,105,000

					27,236,397

Gaming — 0.5%
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.500%	10/15/15	1,710	1,778,400
MGM Resorts International, Sr. Sec’d. Notes	Ba3	10.375%	05/15/14	1,115	1,265,525
MGM Resorts International, Sr. Sec’d. Notes	Ba3	13.000%	11/15/13	2,775	3,295,313
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $1,087,500; purchased 06/22/11)(b)(f)	B1	11.375%	07/15/16	1,000	1,085,000

					7,424,238

Healthcare & Pharmaceutical — 0.2%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes(d)	B3	12.375%	11/01/14	1,650	1,718,063
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%	07/15/17	2,030	2,212,700

					3,930,763

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare Insurance — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	$1,900	$2,165,312
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20	745	744,811
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,351,185
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	750	746,363
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	4,025	4,376,467
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	2,610	2,956,285
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	760	830,983
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	195	216,318
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	02/15/38	2,000	2,286,872

					16,674,596

Insurance — 2.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.500%	11/15/20	430	435,047
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	2,475	2,836,209
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	1,820	1,870,911
American International Group, Inc., Sr. Unsec’d. Notes(d)	Baa1	5.050%	10/01/15	315	328,787
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	950	1,022,566
American International Group, Inc., Sr. Unsec’d. Notes(d)	Baa1	8.250%	08/15/18	2,005	2,302,997
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,700	3,871,591
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,619,863
Chubb Corp., Jr. Sub. Notes(a)	A3	6.375%	03/29/67	1,775	1,837,125
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,309,654
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,030	957,378
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	336,875
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,426,478
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,596,301
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A(d)	A1	8.875%	06/01/39	1,200	1,662,522
MetLife, Inc., Sr. Unsec’d. Notes(d)	A3	7.717%	02/15/19	2,000	2,420,844
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	500	526,991
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	913,186
Progressive Corp. (The), Jr. Sub. Notes(a)	A2	6.700%	06/15/37	1,015	1,054,382
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(d)	Aa2	6.850%	12/16/39	2,310	2,628,519
Unum Group, Sr. Unsec’d. Notes(d)	Baa3	5.625%	09/15/20	500	523,590
Willis Group Holdings PLC (Ireland), Gtd. Notes(d)	Baa3	4.125%	03/15/16	1,280	1,305,004
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	6,820	7,015,461
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)(d)	Ba1	6.500%	12/31/49	1,880	1,724,900
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	149,999

					43,677,180

Lodging — 0.9%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	2,298	2,579,505
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	4,715	4,809,300
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	3,060	3,182,400
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	980	1,038,800
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Ba1	5.750%	02/01/18	2,150	2,220,071

					13,830,076

Media & Entertainment — 3.5%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	234,886
CBS Corp., Gtd. Notes	Baa3	8.200%	05/15/14	4,800	5,619,792
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	Ba2	13.500%	08/15/15	12,253	13,232,957
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	1,100	1,130,250
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	245,217
LIN Television Corp., Gtd. Notes	B3	6.500%	05/15/13	1,500	1,501,875
LIN Television Corp., Gtd. Notes, Ser. B	B3	6.500%	05/15/13	3,000	3,003,750
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	1,350	1,335,894
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	460	465,971
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	65	71,579

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Media & Entertainment (continued)
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	$1,415	$1,681,780
News America, Inc., Gtd. Notes, 144A	Baa1	6.150%	02/15/41	1,430	1,416,609
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16	1,800	2,106,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	4.950%	04/01/14	7,000	7,117,621
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	8.600%	08/15/16	4,750	5,162,837
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,409,231
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	1,440	1,733,027
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.375%	09/15/14	860	923,657
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	1,240	1,365,678
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	04/30/36	580	647,514
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13	2,000	2,143,492

					53,549,617

Metals — 2.1%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	5.400%	04/15/21	50	50,154
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	535	547,047
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	6.125%	06/01/18	2,600	2,784,803
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.750%	03/01/41	75	74,337
Bumi Investment Pte Ltd. (Singapore), Sec’d. Notes, MTN, Reg.-S	Ba3	10.750%	10/06/17	2,660	3,022,292
Century Aluminum Co., Sec’d. Notes	B(c)	8.000%	05/15/14	1,100	1,137,125
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	2,095	2,288,788
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, Reg.-S	B1	9.750%	11/05/16	2,025	2,308,500
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	5,850	6,171,750
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	2,025	2,101,986
Novelis, Inc. (Canada), Gtd. Notes	B2	8.375%	12/15/17	3,525	3,762,938
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	10.250%	05/15/16	287	342,965
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18	2,000	2,020,000
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	690	749,192
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	1,400	1,521,492
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11	3,430	3,489,617

					32,372,986

Non-Captive Finance — 3.0%
Ally Financial, Inc., Gtd. Notes	B1	6.875%	09/15/11	2,260	2,276,950
Bosphorus Financial Services Ltd. (Cayman Islands), Sr. Sec’d. Notes, MTN, Reg.-S(a)	Baa2	2.061%	02/15/12	417	413,882
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%	05/02/17	3,475	3,466,312
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	1,500	1,560,880
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	1,675	1,694,377
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	6,315	6,992,347
General Electric Capital Corp., Sub. Notes(d)	Aa3	5.300%	02/11/21	1,185	1,233,042
HSBC Finance Corp., Sr. Sub. Notes, 144A	Baa1	6.676%	01/15/21	295	302,674
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500%	09/01/14	2,875	3,047,500
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	1,125	1,107,806
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.250%	05/15/19	1,400	1,367,894
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	7.400%	09/29/36	6,100	5,607,962
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	Baa3	1.029%	07/03/33	2,565	1,846,880
SLM Corp., Sr. Notes, MTN(d)	Ba1	6.250%	01/25/16	1,385	1,436,938
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	4,150	4,149,689
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	3,200	3,512,361
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	5.200%	12/15/11	2,750	2,754,812
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	5.625%	08/17/11	1,400	1,394,492
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.900%	12/15/17	2,000	1,835,000

					46,001,798

Packaging — 0.4%
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	5.625%	07/15/13	6,600	6,937,352

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Paper — 1.1%
International Paper Co., Sr. Unsec’d. Notes(d)	Baa3	7.300%	11/15/39	$1,000	$1,087,894
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	2,205	2,625,480
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	4,400	4,920,045
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,000	1,080,000
Rock-Tenn Co., Sr. Sec’d. Notes	Ba2	8.200%	08/15/11	3,000	3,011,311
Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes	Ba2	11.500%	07/01/14	3,863	4,114,095

					16,838,825

Pipelines & Other — 0.9%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(d)	Baa3	4.650%	06/01/21	2,280	2,230,592
ENN Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A(d)	Baa3	6.000%	05/13/21	4,750	4,667,188
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33	1,550	1,765,988
Mega Advance Investments Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa1	5.000%	05/12/21	1,250	1,231,024
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,416,617
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,634,655

					13,946,064

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes, 144A	Baa2	4.163%	07/15/22	1,268	1,255,222

Real Estate Investment Trusts — 1.2%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	2,900	3,272,058
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	2,300	2,367,882
ProLogis LP, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	8	8,834
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	3,500	3,615,294
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	4.200%	02/01/15	765	813,795
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.750%	05/15/14	980	1,110,550
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19	1,685	2,332,396
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	5.750%	09/02/15	4,000	4,443,624

					17,964,433

Retailers — 1.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	2,000	2,050,394
Home Depot, Inc. (The), Sr. Unsec’d. Notes(d)	Baa1	5.950%	04/01/41	1,185	1,220,344
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	1,800	1,845,606
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	7,800	8,300,339
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	B2	9.250%	11/15/14	1,000	1,040,000
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	1,640	1,726,100
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	1,190	1,227,720

					17,410,503

Technology — 1.7%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	1,530	1,598,850
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750%	11/15/14	2,475	2,696,634
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	600	607,866
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	195	197,369
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	545	542,133
Motorola, Inc., Sr. Unsec’d. Notes	Baa2	8.000%	11/01/11	121	123,678
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B+(c)	10.000%	07/15/13	1,789	2,003,680
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A	Ba1	6.875%	05/01/20	3,725	3,697,062
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	2,115	2,136,150
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,794	3,241,040
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	7.625%	11/15/20	1,700	1,717,000
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,701,350
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	2,000	2,165,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,000	2,129,474
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	870	904,552

					26,461,838

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications — 2.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	$795	$830,958
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	103	136,298
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	3,153	2,988,622
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,475	1,617,824
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	328	450,582
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A(d)	Baa3	7.750%	05/01/17	3,000	3,247,500
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,960	3,843,746
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(d)	B1	12.000%	04/01/14	1,910	2,210,825
Embarq Corp., Sr. Unsec’d. Notes (original cost $5,906,280; purchased 05/04/11-05/11/11)(b)(f)	Baa3	7.082%	06/01/16	5,225	5,808,215
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased 04/22/10)(b)(f)	Baa3	7.995%	06/01/36	1,250	1,280,765
MTS International Funding Ltd. (Ireland), Sec’d. Notes, 144A(d)	Ba2	8.625%	06/22/20	1,550	1,768,938
Nextel Communications, Inc., Gtd. Notes, Ser. E	Ba3	6.875%	10/31/13	2,845	2,862,781
Qwest Corp., Sr. Unsec’d. Notes(a)(d)	Baa3	3.497%	06/15/13	3,750	3,834,375
Qwest Corp., Sr. Unsec’d. Notes(d)	Baa3	8.375%	05/01/16	1,100	1,298,000
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	3,300	3,473,250
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	1,090	1,080,482
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	5	5,290
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	2,775	2,863,228

					39,601,679

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	3,715	5,219,746
Lorillard Tobacco Co., Gtd. Notes(d)	Baa2	8.125%	06/23/19	895	1,042,453

					6,262,199

TOTAL CORPORATE BONDS (cost $654,740,671)					687,039,870

FOREIGN AGENCIES — 2.4%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Baa3	6.850%	07/02/37	190	181,450
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN, Reg.-S	Baa3	6.850%	07/02/37	2,010	1,919,550
Export-Import Bank of Korea (South Korea)(d)	A1	4.000%	01/29/21	1,400	1,288,736
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	4,740	5,919,075
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19	2,055	2,566,181
Gazprom International SA For Gazprom (Luxembourg), Gtd. Notes, 144A	BBB+(c)	7.201%	02/01/20	756	838,687
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	13,010	12,956,009
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A1	3.250%	03/09/16	1,180	1,176,566
Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN(d)	A1	4.500%	03/23/15	1,785	1,867,676
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	A1	3.250%	09/20/16	2,250	2,211,059
NAK Naftogaz Ukraine (Ukraine), Gtd. Notes	NR	9.500%	09/30/14	3,765	4,127,381
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14	1,735	1,340,288
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	4.750%	02/16/21	1,295	1,262,625

TOTAL FOREIGN AGENCIES (cost $35,727,462)					37,655,283

MORTGAGE-BACKED SECURITIES — 8.6%
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	10,000	10,298,440
Federal Home Loan Mortgage Corp.		5.000%	07/01/19	477	515,566

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Federal Home Loan Mortgage Corp.		5.500%	10/01/33-06/01/34		$3,033	$3,327,187
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR		14,500	15,635,075
Federal Home Loan Mortgage Corp.		6.000%	11/01/33-06/01/34		3,158	3,504,120
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR		1,500	1,644,375
Federal Home Loan Mortgage Corp.		6.500%	07/01/32-09/01/32		1,645	1,864,352
Federal Home Loan Mortgage Corp.		7.000%	10/01/32		172	199,275
Federal National Mortgage Association		4.000%	05/01/19		308	326,441
Federal National Mortgage Association		4.500%	12/01/18-02/01/35		2,494	2,662,815
Federal National Mortgage Association		4.500%	TBA 30 YR		250	258,633
Federal National Mortgage Association		5.500%	03/01/17-09/01/34		8,572	9,336,509
Federal National Mortgage Association		5.500%	TBA 30 YR		8,500	9,173,361
Federal National Mortgage Association		6.000%	09/01/17-11/01/36		6,119	6,776,641
Federal National Mortgage Association		6.000%	TBA 30 YR		23,000	25,224,537
Federal National Mortgage Association		6.500%	12/01/14-11/01/33		3,683	4,180,083
Federal National Mortgage Association		7.000%	05/01/32-06/01/32		320	370,295
Government National Mortgage Association		4.500%	07/20/40		994	1,048,740
Government National Mortgage Association		4.500%	TBA 30 YR		14,000	14,732,816
Government National Mortgage Association		4.500%	TBA 30 YR		5,000	5,276,560
Government National Mortgage Association		5.500%	01/15/33-07/15/35		5,538	6,130,777
Government National Mortgage Association		6.000%	12/15/32-11/15/34		4,601	5,149,513
Government National Mortgage Association		6.500%	09/15/32-11/15/33		3,395	3,872,696
Government National Mortgage Association		7.500%	10/15/25-02/15/26		83	97,236

TOTAL MORTGAGE-BACKED SECURITIES (cost $127,971,248)						131,606,043

MUNICIPAL BONDS — 1.1%
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50		1,125	1,211,591
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40		1,380	1,438,526
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43		1,375	1,432,654
New Jersey State Turnpike Authority, Revenue Bonds, Ser. 2010A, BABs	A3	7.102%	01/01/41		1,175	1,371,319
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40		2,050	2,492,123
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40		695	665,393
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34		450	434,911
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34		615	649,317
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45		800	765,664
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50		1,000	1,061,790
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39		2,280	2,549,451
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40		725	838,745
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26		425	458,031
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43		1,400	1,385,790

TOTAL MUNICIPAL BONDS (cost $15,530,874)						16,755,305

SOVEREIGNS — 2.3%
Argentina Bonos (Argentina), Sr. Unsec’d. Notes	B(c)	7.000%	10/03/15		4,275	4,142,950
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	NR	7.820%	12/31/33	EUR	4,385	4,594,524
Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes	B3	11.000%	07/27/12	EUR	620	939,108
Mexican Bonos (Mexico), Bonds Ser. M 10	Baa1	8.000%	12/17/15	MXN	32,440	2,970,976
Ser. M 30	Baa1	10.000%	11/20/36	MXN	56,741	5,860,749

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SOVEREIGNS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., 144A(i)	Baa3	3.130%	05/31/18	MXN	1,383	$1,134,414
Poland Government Bond (Poland), Bonds, Ser. 1019	A2	5.500%	10/25/19	PLN	10,160	3,649,054
Qatar Government International Bond (Qatar), Sr. Notes, 144A	Aa2	6.400%	01/20/40		3,545	3,917,225
Republic of Ghana (Ghana), Unsec’d. Notes, 144A	B(c)	8.500%	10/04/17		2,000	2,260,000
South Africa Government Bond (South Africa), Bonds, Ser. R214	A3	6.500%	02/28/41	ZAR	27,070	2,984,558
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	B2	9.250%	09/15/27		3,180	2,396,130

TOTAL SOVEREIGNS (cost $33,011,697)						34,849,688

U.S. GOVERNMENT AGENCY OBLIGATION
Federal Home Loan Mortgage Corp. (cost $504,333)		1.000%	08/27/14		505	504,333

U.S. GOVERNMENT TREASURY SECURITIES — 1.7%
U.S. Treasury Bonds		4.750%	02/15/41		160	170,075
U.S. Treasury Notes		1.750%	05/31/16		395	395,616
U.S. Treasury Notes		3.125%	05/15/21		1,490	1,485,813
U.S. Treasury Strips Coupon(e)(h)(j)		4.660%	11/15/22		37,000	24,055,698

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $26,650,170)						26,107,202

				Shares
PREFFERED STOCK — 0.1%
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)					45,000	1,250,100

TOTAL LONG-TERM INVESTMENTS (cost $1,372,497,381)						1,442,251,202

SHORT-TERM INVESTMENTS — 15.6%
AFFILATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (Note 4)(k) (cost $164,868,550)					16,668,202	150,013,818
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (Note 4)(k)(l) (cost $89,393,342; includes $75,764,335 of cash collateral received for securities on loan)					89,393,342	89,393,342

TOTAL SHORT-TERM INVESTMENTS (cost $254,261,892)						239,407,160

TOTAL INVESTMENTS(m) — 109.4% (cost $1,626,759,273)						1,681,658,362
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (9.4)%						(145,058,543)

NET ASSETS — 100.0%						$1,536,599,819

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Lei
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand
BBR	New Zealand Bank Bill Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(b)	Indicates a security that has been deemed illiquid.

(c)	Standard & Poor’s Rating.

(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,130,803; cash collateral of $75,764,335 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $13,347,953. The aggregate value of $13,762,227 is approximately 0.9% of net assets.

(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.

(j)	Rate shown reflects the effective yield at June 30, 2011.

(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	As of June 30, 2011, 14 securities representing $30,225,346 and 2.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(n)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Long Positions:
811	2 Year U.S. Treasury Notes	Sep. 2011	$177,804,200	$177,887,781	$83,581
1,826	5 Year U.S. Treasury Notes	Sep. 2011	216,885,627	217,650,641	765,014
550	U.S. Long Bond	Sep. 2011	68,762,672	67,667,187	(1,095,485)
81	U.S. Ultra Bond	Sep. 2011	10,398,943	10,226,250	(172,693)

					(419,583)

Short Position:
862	10 Year U.S. Treasury Notes	Sep. 2011	106,967,447	105,446,844	1,520,603

					$1,101,020

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward currency contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 07/21/11	Goldman Sachs Group LP	AUD	10,258	$10,849,853	$10,971,770	$121,917
Brazilian Real expiring 10/26/11	Citibank NA	BRL	5,109	3,081,200	3,188,304	107,104
Brazilian Real expiring 10/26/11	Citibank NA	BRL	3,852	2,317,300	2,403,925	86,625
Brazilian Real expiring 10/26/11	Morgan Stanley	BRL	12,843	7,662,942	8,015,394	352,452
Canadian Dollar expiring 07/20/11	Goldman Sachs Group LP	CAD	12,078	12,265,391	12,516,979	251,588
Canadian Dollar expiring 07/20/11	Morgan Stanley	CAD	3,003	3,063,583	3,112,435	48,852
Chilean Peso expiring 08/17/11	Citibank NA	CLP	1,077,524	2,310,300	2,291,684	(18,616)
Chilean Peso expiring 08/17/11	UBS AG	CLP	1,103,614	2,317,300	2,347,173	29,873
Chilean Peso expiring 09/08/11	Citibank NA	CLP	1,094,651	2,322,866	2,321,725	(1,141)
Colombian Peso expiring 12/06/11	Citibank NA	COP	4,436,129	2,300,300	2,493,308	193,008
Colombian Peso expiring 12/06/11	Citibank NA	COP	2,748,364	1,549,400	1,544,707	(4,693)
Colombian Peso expiring 12/06/11	UBS AG	COP	7,025,009	3,854,600	3,948,378	93,778
Czech Koruna expiring 07/22/11	Morgan Stanley	CZK	202,896	12,035,144	12,096,542	61,398
Euro expiring 07/25/11	Goldman Sachs Group LP	EUR	2,145	3,080,100	3,108,632	28,532
Euro expiring 07/25/11	JPMorgan Chase & Co.	EUR	2,148	3,085,100	3,113,377	28,277
Euro expiring 07/25/11	JPMorgan Chase & Co.	EUR	1,591	2,304,900	2,305,712	812
Euro expiring 07/25/11	Morgan Stanley	EUR	2,162	3,087,600	3,132,657	45,057
Euro expiring 07/25/11	Morgan Stanley	EUR	273	392,970	395,781	2,811
Hungarian Forint expiring 07/22/11	Citibank NA	HUF	422,882	2,304,900	2,301,416	(3,484)
Hungarian Forint expiring 07/22/11	JPMorgan Chase & Co.	HUF	2,094,884	11,145,373	11,400,821	255,448
Hungarian Forint expiring 07/22/11	JPMorgan Chase & Co.	HUF	261,458	1,389,400	1,422,911	33,511
Indian Rupee expiring 12/23/11	UBS AG	INR	142,545	3,098,800	3,089,381	(9,419)
Indonesian Rupiah expiring 09/28/11	UBS AG	IDR	39,859,269	4,581,525	4,579,946	(1,579)
Israeli New Shekel expiring 07/27/11	JPMorgan Chase & Co.	ILS	13,407	3,874,276	3,934,725	60,449
Japanese Yen expiring 07/25/11	Barclays Capital, Inc.	JPY	185,956	2,316,500	2,310,161	(6,339)
Japanese Yen expiring 07/25/11	Citibank NA	JPY	251,079	3,133,700	3,119,192	(14,508)
Malaysian Ringgit expiring 07/11/11	UBS AG	MYR	11,463	3,836,200	3,792,938	(43,262)
Malaysian Ringgit expiring 07/11/11	UBS AG	MYR	4,597	1,533,900	1,521,017	(12,883)
Malaysian Ringgit expiring 11/14/11	UBS AG	MYR	11,615	3,851,800	3,808,010	(43,790)
Malaysian Ringgit expiring 11/14/11	UBS AG	MYR	9,433	3,089,800	3,092,660	2,860
Mexican Nuevo Peso expiring 07/20/11	Citibank NA	MXN	27,356	2,313,900	2,332,242	18,342
Mexican Nuevo Peso expiring 07/20/11	Citibank NA	MXN	4,181	351,253	356,417	5,164
Mexican Nuevo Peso expiring 07/20/11	UBS AG	MXN	22,510	1,874,587	1,919,112	44,525
New Taiwan Dollar expiring 12/09/11	Bank of New York Mellon (The)	TWD	65,057	2,284,700	2,272,723	(11,977)
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	108,938	3,841,600	3,805,692	(35,908)
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	86,521	3,047,600	3,022,574	(25,026)
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	64,642	2,310,300	2,258,238	(52,062)
New Zealand Dollar expiring 07/21/11	Morgan Stanley	NZD	3,714	3,073,300	3,072,388	(912)
New Zealand Dollar expiring 07/21/11	UBS AG	NZD	13,462	10,888,802	11,136,855	248,053
Norwegian Krone expiring 07/22/11	Goldman Sachs Group LP	NOK	16,881	3,085,100	3,124,550	39,450
Norwegian Krone expiring 07/22/11	Morgan Stanley	NOK	83,930	15,126,857	15,534,952	408,095
Philippine Peso expiring 08/22/11	Citibank NA	PHP	129,833	2,983,973	2,981,664	(2,309)
Philippine Peso expiring 11/09/11	UBS AG	PHP	196,116	4,603,133	4,475,242	(127,891)
Polish Zloty expiring 07/22/11	Citibank NA	PLN	8,465	3,073,300	3,078,931	5,631
Polish Zloty expiring 07/22/11	Citibank NA	PLN	6,348	2,304,900	2,308,972	4,072
Polish Zloty expiring 07/22/11	Goldman Sachs Group LP	PLN	8,510	3,071,900	3,095,243	23,343
Polish Zloty expiring 07/22/11	JPMorgan Chase & Co.	PLN	11,033	3,947,773	4,013,109	65,336
Pound Sterling expiring 07/25/11	Morgan Stanley	GBP	1,889	3,065,652	3,030,828	(34,824)
Romanian New Lei expiring 07/22/11	Citibank NA	RON	4,560	1,542,600	1,557,112	14,512
Romanian New Lei expiring 07/22/11	JPMorgan Chase & Co.	RON	6,793	2,310,100	2,319,714	9,614
Romanian New Lei expiring 07/22/11	JPMorgan Chase & Co.	RON	6,776	2,315,000	2,313,907	(1,093)
Russian Rouble expiring 07/08/11	Goldman Sachs Group LP	RUB	88,273	3,046,000	3,158,389	112,389
Russian Rouble expiring 07/08/11	Goldman Sachs Group LP	RUB	25,734	845,270	920,765	75,495
Russian Rouble expiring 07/28/11	Citibank NA	RUB	85,310	3,075,900	3,046,085	(29,815)
Russian Rouble expiring 07/28/11	Citibank NA	RUB	65,320	2,315,500	2,332,328	16,828
Russian Rouble expiring 07/28/11	Citibank NA	RUB	65,297	2,317,300	2,331,493	14,193
Russian Rouble expiring 08/08/11	Citibank NA	RUB	65,517	2,331,100	2,336,619	5,519

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Russian Rouble expiring 08/08/11	Citibank NA	RUB	55,931	$1,978,400	$1,994,762	$16,362
Russian Rouble expiring 08/08/11	Morgan Stanley	RUB	25,734	844,022	917,798	73,776
Singapore Dollar expiring 07/21/11	Goldman Sachs Group LP	SGD	12,744	10,331,279	10,375,429	44,150
South African Rand expiring 07/27/11	Goldman Sachs Group LP	ZAR	48,243	6,995,179	7,106,341	111,162
South Korean Won expiring 07/21/11	Morgan Stanley	KRW	6,877,894	6,288,073	6,433,445	145,372
South Korean Won expiring 07/21/11	UBS AG	KRW	5,057,854	4,621,661	4,731,015	109,354
South Korean Won expiring 07/21/11	UBS AG	KRW	1,513,856	1,385,300	1,416,030	30,730
Swedish Krona expiring 07/22/11	Citibank NA	SEK	39,634	6,182,719	6,257,884	75,165
Swedish Krona expiring 07/22/11	Citibank NA	SEK	19,813	3,087,700	3,128,285	40,585
Swedish Krona expiring 07/22/11	Citibank NA	SEK	19,658	3,085,100	3,103,881	18,781
Swiss Franc expiring 07/22/11	Goldman Sachs Group LP	CHF	7,651	9,092,469	9,101,209	8,740
Swiss Franc expiring 07/22/11	Morgan Stanley	CHF	2,610	3,087,700	3,104,647	16,947
Turkish Lira expiring 07/27/11	Citibank NA	TRY	11,200	6,819,813	6,865,250	45,437

				277,183,838	280,353,781	3,169,943

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 07/21/11	UBS AG	AUD	2,942	$3,087,700	$3,146,833	$(59,133)
Canadian Dollar expiring 07/20/11	Morgan Stanley	CAD	4,458	4,609,900	4,619,947	(10,047)
Chilean Peso expiring 08/17/11	Citibank NA	CLP	1,460,606	3,096,800	3,106,425	(9,625)
Colombian Peso expiring 12/06/11	Citibank NA	COP	4,436,129	2,303,286	2,493,308	(190,022)
Czech Koruna expiring 07/22/11	Citibank NA	CZK	38,965	2,315,000	2,323,097	(8,097)
Euro expiring 07/25/11	Citibank NA	EUR	6,430	9,104,400	9,317,138	(212,738)
Euro expiring 07/25/11	JPMorgan Chase & Co.	EUR	6,328	9,102,226	9,169,270	(67,044)
Japanese Yen expiring 07/25/11	JPMorgan Chase & Co.	JPY	443,468	5,480,600	5,509,260	(28,660)
Malaysian Ringgit expiring 07/11/11	UBS AG	MYR	9,178	3,080,400	3,036,997	43,403
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	87,000	3,067,700	3,039,294	28,406
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	64,642	2,249,206	2,258,238	(9,032)
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	64,578	2,279,097	2,256,003	23,094
New Zealand Dollar expiring 07/21/11	JPMorgan Chase & Co.	NZD	4,794	3,883,249	3,966,141	(82,892)
Norwegian Krone expiring 07/22/11	Citibank NA	NOK	16,553	3,073,300	3,063,947	9,353
Norwegian Krone expiring 07/22/11	UBS AG	NOK	17,134	3,087,700	3,171,470	(83,770)
Polish Zloty expiring 07/22/11	Citibank NA	PLN	15,325	5,400,900	5,574,130	(173,230)
Pound Sterling expiring 07/25/11	Goldman Sachs Group LP	GBP	1,915	3,085,100	3,072,702	12,398
Romanian New Lei expiring 07/22/11	Citibank NA	RON	11,286	3,841,600	3,853,919	(12,319)
Russian Rouble expiring 07/08/11	Citibank NA	RUB	87,824	3,040,900	3,142,330	(101,430)
Russian Rouble expiring 07/08/11	Goldman Sachs Group LP	RUB	86,981	3,032,800	3,112,148	(79,348)
Russian Rouble expiring 07/28/11	Citibank NA	RUB	104,854	3,706,400	3,743,923	(37,523)
Russian Rouble expiring 08/08/11	Citibank NA	RUB	65,842	2,279,300	2,348,225	(68,925)
Russian Rouble expiring 08/08/11	Citibank NA	RUB	43,845	1,542,300	1,563,691	(21,391)
Swiss Franc expiring 07/22/11	Citibank NA	CHF	2,591	3,073,300	3,082,041	(8,741)
Swiss Franc expiring 07/22/11	Goldman Sachs Group LP	CHF	5,835	6,914,800	6,941,575	(26,775)
Turkish Lira expiring 07/27/11	Citibank NA	TRY	4,990	3,085,100	3,058,923	26,177
Turkish Lira expiring 07/27/11	Citibank NA	TRY	3,764	2,313,900	2,307,470	6,430
Turkish Lira expiring 07/27/11	Citibank NA	TRY	2,536	1,543,100	1,554,544	(11,444)

				$102,680,064	$103,832,989	(1,152,925)

						$2,017,018

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA(a)	06/09/14	$13,010	1.031%	3 month LIBOR	$16,885	$—	$16,885
Barclays Bank PLC(a)	04/27/16	6,600	2.368%	3 month LIBOR	(132,834)	—	(132,834)
Barclays Bank PLC(a)	06/21/16	6,900	1.870%	3 month LIBOR	37,108	—	37,108
Citibank NA(b)	05/15/18	32,230	2.526%	3 month LIBOR	(386,480)	—	(386,480)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(b)	05/15/18		$33,770	2.510%	3 month LIBOR	$(439,886)	$—	$(439,886)
Morgan Stanley Capital Services, Inc.(b)	12/14/20		16,100	4.910%	3 month LIBOR	178,894	—	178,894
Morgan Stanley Capital Services, Inc.(b)	06/08/21		20,500	4.640%	3 month LIBOR	(91,232)	—	(91,232)
Citibank NA(b)	03/15/16	CZK	130,000	2.865%	3 month PRIBOR	154,826	—	154,826
Barclays Bank PLC(b)	06/20/21	NZD	5,100	4.980%	3 month BBR	(51,150)	—	(51,150)
Barclays Bank PLC(b)	04/26/16	PLN	33,600	5.665%	6 month WIBOR	231,460	—	231,460
Barclays Bank PLC(b)	05/17/16	PLN	22,600	5.520%	6 month WIBOR	97,989	—	97,989
Barclays Bank PLC(b)	06/17/16	ZAR	54,700	7.580%	3 month JIBAR	1,799	—	1,799

						$(382,621)	$—	$(382,621)

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding as of June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Citibank NA	06/20/14	$4,800	1.000%	Viacom, Inc., 4.625%, due 05/15/18	$(83,283)	$224,249	$(307,532)
Citibank NA	03/20/12	6,900	5.000%	XL Group PLC, 5.250%, due 09/15/14	(246,482)	(100,796)	(145,686)
Credit Suisse International	06/20/14	2,500	1.000%	Centex Corp., 5.250%, due 06/15/15	41,656	(10,357)	52,013
Credit Suisse International	12/20/12	1,500	1.000%	GATX Financial Corp., 5.500%, due 02/15/12	(9,342)	7,411	(16,753)
Credit Suisse International	03/20/15	4,695	1.000%	Toll Brothers Financial Corp., 5.150%, due 05/15/15	75,964	27,283	48,681
Deutsche Bank AG	03/20/18	3,700	3.700%	American International Group, Inc., 6.250%, due 05/01/36	(305,390)	—	(305,390)
Deutsche Bank AG	03/20/12	1,100	5.000%	Gannett Co., Inc., 6.375%, due 04/01/12	(37,614)	(8,715)	(28,899)
Deutsche Bank AG	12/20/12	7,800	1.000%	Macy’s Retail Holdings, Inc., 8.000%, due 07/15/12	(83,234)	145,655	(228,889)
Deutsche Bank AG	09/20/13	2,600	1.000%	Masco Corp., 6.125%, due 10/03/16	17,216	54,685	(37,469)
Deutsche Bank AG	06/20/13	3,750	1.000%	Qwest Corp., 7.200%, due 11/10/26	(26,935)	37,198	(64,133)
Deutsche Bank AG	06/20/14	7,000	1.000%	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	206,435	335,330	(128,895)
Deutsche Bank AG	06/20/13	6,600	1.000%	Sealed Air Corp., 5.625%, due 07/15/13	18,109	55,650	(37,541)
Deutsche Bank AG	03/20/14	980	7.050%	Starwood Hotels & Resorts Holdings, Inc., 7.875%, due 05/01/12	(164,838)	—	(164,838)
Goldman Sachs International, Inc.	03/20/14	3,400	0.700%	Duke Energy Corp., 5.650%, due 06/15/13	(47,145)	—	(47,145)
JPMorgan Chase Bank	09/20/16	4,750	1.000%	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	507,137	441,283	65,854
JPMorgan Chase Bank	06/20/14	4,150	5.000%	SLM Corp., 5.125%, due 08/27/12	(344,116)	481,431	(825,547)
JPMorgan Chase Bank	09/20/19	4,400	1.000%	Westvaco Corp., 7.950%, due 02/15/31	302,930	71,216	231,714

					$(178,932)	$1,761,523	$(1,940,455)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Credit Default Swaps on Credit Indices—Buy Protection(1):
Citibank NA	12/20/15		$3,500	5.000%	CDX.NA.HY.15.V1, 0.000%, due 12/20/15	$(117,696)	$(104,870)	$(12,826)
Morgan Stanley Capital Services, Inc.	06/20/13	EUR	3,700	1.650%	Itraxx Euro, 0.000%, due 06/20/13	(99,151)	(68,627)	(30,524)

						$(216,847)	$(173,497)	$(43,350)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$67,697,547	$61,632,497
Residential Mortgage-Backed Securities	—	69,803,445	—
Bank Loans	—	17,894,474	7,609,598
Collateralized Mortgage Obligations	—	4,218,063	—
Commercial Mortgage-Backed Securities	—	277,627,754	—
Corporate Bonds	—	687,039,870	—
Foreign Agencies	—	37,655,283	—
Mortgage-Backed Securities	—	131,606,043	—
Municipal Bonds	—	16,755,305	—
Sovereigns	—	33,715,274	1,134,414
U.S. Government Agency Obligation	—	504,333	—
U.S. Government Treasury Securities	—	26,107,202	—
Preferred Stock	1,250,100	—	—
Affiliated Mutual Funds	239,407,160	—	—
Other Financial Instruments*
Futures Contracts	1,101,020	—	—
Forward Currency Contracts	—	2,017,018	—
Interest Rate Swap Agreements	—	(382,621)	—
Credit Default Swap Agreements	—	(1,936,660)	(47,145)

Total	$241,758,280	$1,370,322,330	$70,329,364

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Bank Loans	Sovereigns	Credit Default Swaps
Balance as of 12/31/10	$55,732,296	$7,221,737	$1,185,799	$(47,359)
Realized gain (loss)	86,331	15,691	—	— **
Change in unrealized appreciation (depreciation)***	1,202,938	131,250	2,851	214
Purchases	16,697,069	461,883	—	—
Sales	(12,327,154)	(4,909,566)	(77,092)	—
Accrued discount/premium	241,017	9,944	22,856	—
Transfers into Level 3	—	8,798,659	—	—
Transfers out of Level 3	—	(4,120,000)	—	—

Balance as of 06/30/11	$61,632,497	$7,609,598	$1,134,414	$(47,145)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized loss incurred during the period for other financial instruments was $(12,032).

***	Of which, $1,301,920 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 7 bank loans transferred from Level 2 into Level 3 as a result of using a single broker quote and 1 bank loan transferred from Level 3 into Level 2 as a result of no longer using a single broker quote.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Commercial Mortgage-Backed Securities	18.1%
Affiliated Mutual Funds (including 4.9% of collateral received for securities on loan)	15.6
Mortgage-Backed Securities	8.6
Banking	8.5
Non-Residential Mortgage-Backed Securities	8.4
Residential Mortgage-Backed Securities	4.5
Media & Entertainment	3.5
Non-Captive Finance	3.2
Insurance	2.8
Telecommunications	2.6
Foreign Agencies	2.4
Cable	2.3
Sovereigns	2.3
Electric	2.2
Metals	2.1
Foods	2.0
Technology	1.9
U.S. Government Treasury Securities	1.7
Energy – Other	1.4
Chemicals	1.3
Real Estate Investment Trusts	1.2
Capital Goods	1.1

Healthcare Insurance	1.1%
Municipal Bonds	1.1
Paper	1.1
Retailers	1.1
Building Materials & Construction	0.9
Lodging	0.9
Pipelines & Other	0.9
Gaming	0.7
Energy – Integrated	0.6
Healthcare & Pharmaceutical	0.6
Airlines	0.5
Automotive	0.4
Consumer	0.4
Packaging	0.4
Tobacco	0.4
Collateralized Mortgage Obligations	0.3
Aerospace & Defense	0.2
Railroads	0.1

109.4
Liabilities in excess of other assets	(9.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$1,881,391		Premium received for swap agreements	$293,365
Credit contracts	Unrealized appreciation on swap agreements	398,262		Unrealized depreciation on swap agreements	2,382,067
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	3,800,735		Unrealized depreciation on forward currency contracts	1,783,717
Interest rate contracts	Due to broker — variation margin	2,369,198	*	Due to broker — variation margin	1,268,178	*
Interest rate contracts	Unrealized appreciation on swap agreements	718,961		Unrealized depreciation on swap agreements	1,101,582

Total		$9,168,547			$6,828,909

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Written Options	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(1,263,837)	$(1,263,837)
Foreign exchange contracts	—	—	—	9,050,223	—	9,050,223
Interest rate contracts	(87,617)	1,333,657	9,990,477	—	584,552	11,821,069

Total	$(87,617)	$1,333,657	$9,990,477	$9,050,223	$(679,285)	$19,607,455

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Written Options	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$900,178	$900,178
Foreign exchange contracts	—	—	—	(125,334)	—	(125,334)
Interest rate contracts	(53,547)	(1,287,923)	1,613,201	—	(640,659)	(368,928)

Total	$(53,547)	$(1,287,923)	$1,613,201	$(125,334)	$259,519	$405,916

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)
$393,848,187	$52,001,156	$245,269,160	$96,688,479

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$124,582	$114,978

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $74,130,803:
Unaffiliated investments (cost $1,372,497,381)	$1,442,251,202
Affiliated investments (cost $254,261,892)	239,407,160
Cash	145,153
Foreign currency, at value (cost $171,260)	171,260
Receivable for investments sold	108,646,407
Dividends and interest receivable	14,867,604
Unrealized appreciation on forward currency contracts	3,800,735
Premium paid for swap agreements	1,881,391
Unrealized appreciation on swap agreements	1,117,223
Receivable for Series shares sold	36,032
Prepaid expenses	1,720

Total Assets	1,812,325,887

LIABILITIES
Payable for investments purchased	192,710,211
Collateral for securities on loan	75,764,335
Unrealized depreciation on swap agreements	3,483,649
Unrealized depreciation on forward currency contracts	1,783,717
Management fee payable	506,401
Payable for Series shares repurchased	435,688
Due to broker—variation margin	400,505
Accrued expenses and other liabilities	342,474
Premium received for swap agreements	293,365
Deferred trustees’ fees	4,797
Affiliated transfer agent fee payable	926

Total Liabilities	275,726,068

NET ASSETS	$1,536,599,819

Net assets were comprised of:
Paid-in capital	$1,441,909,019
Retained earnings	94,690,800

Net assets, June 30, 2011	$1,536,599,819

Net asset value and redemption price per share, $1,536,599,819 / 131,994,925 outstanding shares of beneficial interest	$11.64

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Interest	$37,079,728
Affiliated dividend income	1,073,680
Affiliated income from securities loaned, net	68,133
Unaffiliated dividend income	50,449

38,271,990

EXPENSES
Management fee	3,030,576
Custodian’s fees and expenses	137,000
Shareholders’ reports	33,000
Audit fee	18,000
Trustees’ fees	12,000
Insurance expenses	10,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	4,322

Total expenses	3,259,898

NET INVESTMENT INCOME	35,012,092

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	11,531,792
Futures transactions	9,990,477
Swap agreement transactions	(679,285)
Foreign currency transactions	7,344,350
Written options transactions	1,333,657

29,520,991

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $166,682)	(167,721)
Futures	1,613,201
Swap agreements	259,519
Foreign currencies	(116,408)
Written Options	(1,287,923)

300,668

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	29,821,659

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,833,751

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$35,012,092	$65,361,314
Net realized gain on investments, swaps and foreign currencies	29,520,991	35,344,819
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	300,668	44,388,675

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	64,833,751	145,094,808

DISTRIBUTIONS	(68,564,487)	(80,204,850)

SERIES SHARE TRANSACTIONS:
Series shares sold [844,036 and 10,945,584 shares, respectively]	10,007,439	126,200,132
Series shares issued in reinvestment of distributions [5,860,319 and 7,014,688 shares, respectively]	68,564,487	80,204,850
Series shares repurchased [5,179,784 and 9,638,967 shares, respectively]	(61,166,968)	(111,838,362)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	17,404,958	94,566,620

TOTAL INCREASE IN NET ASSETS	13,674,222	159,456,578
NET ASSETS:
Beginning of period	1,522,925,597	1,363,469,019

End of period	$1,536,599,819	$1,522,925,597

SEE NOTES TO FINANCIAL STATEMENTS.

A49

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 5.0%
Boeing Co. (The)	223,162	$16,498,367
Northrop Grumman Corp.(a)	509,572	35,338,818
Precision Castparts Corp.(a)	292,709	48,194,537
Raytheon Co.	679,732	33,884,640
United Technologies Corp.	411,599	36,430,627

		170,346,989

Airlines — 0.5%
United Continental Holdings, Inc.*(a)	809,133	18,310,680

Auto Components — 1.9%
BorgWarner, Inc.*(a)	261,373	21,116,325
Lear Corp.	800,756	42,824,431

		63,940,756

Automobiles — 1.0%
General Motors Co.*(a)	1,156,694	35,117,230

Biotechnology — 1.0%
Celgene Corp.*	541,589	32,668,648

Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	1,194,178	30,594,841
Goldman Sachs Group, Inc. (The)	267,715	35,630,189
Morgan Stanley	1,228,800	28,274,688

		94,499,718

Chemicals — 3.3%
E.I. du Pont de Nemours & Co.	620,318	33,528,188
Monsanto Co.	591,127	42,880,352
Mosaic Co. (The)	529,167	35,840,481

		112,249,021

Commercial Banks — 1.1%
Wells Fargo & Co.	1,303,960	36,589,118

Communications Equipment — 3.2%
Juniper Networks, Inc.*	980,040	30,871,260
Motorola Mobility Holdings, Inc.*(a)	1,079,324	23,788,301
QUALCOMM, Inc.	996,889	56,613,326

		111,272,887

Computers & Peripherals — 4.7%
Apple, Inc.*	254,160	85,313,887
EMC Corp.*(a)	1,847,358	50,894,713
NetApp, Inc.*(a)	502,036	26,497,460

		162,706,060

Consumer Finance — 2.2%
American Express Co.	1,465,313	75,756,682

Diversified Financial Services — 1.7%
Citigroup, Inc.	588,946	24,523,711
JPMorgan Chase & Co.	829,000	33,939,260

		58,462,971

Electronic Equipment & Instruments — 1.2%
Flextronics International Ltd. (Singapore)*	6,579,992	42,243,549

Energy Equipment & Services — 4.3%
Halliburton Co.	663,035	33,814,785
National Oilwell Varco, Inc.	715,285	55,942,440

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Schlumberger Ltd. (Netherlands)	671,067	$57,980,189

		147,737,414

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	492,163	39,983,322
CVS Caremark Corp.	817,329	30,715,224
Wal-Mart Stores, Inc.(a)	594,221	31,576,904

		102,275,450

Food Products — 5.5%
Bunge Ltd. (Bermuda)(a)	633,757	43,697,545
Kraft Foods, Inc. (Class A Stock)	1,073,169	37,807,744
Mead Johnson Nutrition Co.	556,839	37,614,475
Smithfield Foods, Inc.*	1,410,500	30,847,635
Tyson Foods, Inc. (Class A Stock)	2,001,905	38,876,995

		188,844,394

Healthcare Providers & Services — 1.1%
Express Scripts, Inc.*	682,307	36,830,932

Hotels, Restaurants & Leisure — 1.9%
Chipotle Mexican Grill, Inc. (Class A Stock)*	87,969	27,111,166
Starbucks Corp.	959,073	37,873,793

		64,984,959

Independent Power Producers & Energy Traders — 1.2%
Calpine Corp.*	2,454,230	39,586,730

Insurance — 0.9%
MetLife, Inc.	721,052	31,632,551

Internet & Catalog Retail — 2.5%
Amazon.com, Inc.*(a)	413,212	84,497,722

Internet Software & Services — 4.2%
Baidu, Inc., ADR (Cayman Islands)*	408,644	57,263,284
Google, Inc. (Class A Stock)*	99,541	50,405,571
IAC/InterActiveCorp*(a)	926,251	35,355,001

		143,023,856

IT Services — 2.9%
International Business Machines Corp.	299,548	51,387,460
MasterCard, Inc. (Class A Stock)	161,695	48,725,171

		100,112,631

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.*(a)	684,855	35,002,939

Machinery — 1.6%
Ingersoll-Rand PLC (Ireland)(a)	1,218,283	55,322,231

Media — 5.1%
Comcast Corp. (Class A Stock)	1,976,764	50,091,200
Liberty Global, Inc. (Class C Stock)*	792,756	33,850,681
Viacom, Inc. (Class B Stock)	863,067	44,016,417
Walt Disney Co. (The)(a)	1,209,909	47,234,847

		175,193,145

Metals & Mining — 2.5%
Freeport-McMoRan Copper & Gold, Inc.	719,730	38,073,717
Goldcorp, Inc. (Canada)	351,066	16,945,956
Kinross Gold Corp. (Canada)	1,983,500	31,339,300

		86,358,973

SEE NOTES TO FINANCIAL STATEMENTS.

A50

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Multi-Utilities — 1.1%
National Grid PLC, ADR (United Kingdom)(a)	763,653	$37,747,368

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	514,712	39,509,293
Apache Corp.	264,348	32,617,900
Hess Corp.	333,873	24,960,345
Marathon Oil Corp.	758,631	39,964,681
Noble Energy, Inc.	422,056	37,828,879
Occidental Petroleum Corp.	833,737	86,741,998
Southwestern Energy Co.*	819,620	35,145,306
Suncor Energy, Inc. (Canada)	815,514	31,962,703

		328,731,105

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	308,142	32,413,457

Pharmaceuticals — 5.5%
Allergan, Inc.	458,075	38,134,744
Novo Nordisk A/S, ADR (Denmark)	208,019	26,060,620
Pfizer, Inc.	1,798,734	37,053,920
Sanofi, ADR (France)(a)	660,780	26,543,532
Shire PLC, ADR (United Kingdom)(a)	390,318	36,771,859
Teva Pharmaceutical Industries Ltd., ADR (Israel)	501,853	24,199,352

		188,764,027

Road & Rail — 0.8%
CSX Corp.	990,354	25,967,082

Semiconductors & Semiconductor Equipment — 0.8%
Avago Technologies Ltd. (Singapore)	763,226	29,002,588

Software — 6.4%
CA, Inc.(a)	1,982,675	45,284,297
Oracle Corp.	1,768,431	58,199,064
Red Hat, Inc.*(a)	465,535	21,368,056
Salesforce.com, Inc.*(a)	208,317	31,035,067
VMware, Inc. (Class A Stock)*(a)	620,182	62,160,842

		218,047,326

Specialty Retail — 1.0%
Staples, Inc.	2,120,704	33,507,123

Textiles, Apparel & Luxury Goods — 5.2%
Coach, Inc.	621,242	39,716,001
Lululemon Athletica, Inc.*	153,036	17,112,486
LVMH Moet Hennessy Louis Vuitton SA, ADR (France)	744,908	26,920,975
NIKE, Inc. (Class B Stock)	549,297	49,425,744
Polo Ralph Lauren Corp.	326,598	43,310,161

		176,485,367

Wireless Telecommunication Services — 0.8%
NII Holdings, Inc.*	676,990	28,690,836

TOTAL LONG-TERM INVESTMENTS (cost $2,527,833,491)		3,404,924,515

SHORT-TERM INVESTMENT — 7.5%
	Shares	Value (Note 2)

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $258,237,333; includes $237,133,097 of cash collateral for securities on loan)(b)(w)(Note 4)	258,237,333	$258,237,333

TOTAL INVESTMENTS — 106.9% (cost $2,786,070,824)		3,663,161,848
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(237,641,024)

NET ASSETS — 100.0%		$3,425,520,824

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $234,721,682; cash collateral of $237,133,097 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,404,924,515	$—	$—
Affiliated Money Market Mutual Fund	258,237,333	—	—

Total	$3,663,161,848	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A51

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	9.6%
Affiliated Money Market Mutual Fund (6.9% represents investments purchased with collateral from securities on loan)	7.5
Software	6.4
Food Products	5.5
Pharmaceuticals	5.5
Textiles, Apparel & Luxury Goods	5.2
Media	5.1
Aerospace & Defense	5.0
Computers & Peripherals	4.7
Energy Equipment & Services	4.3
Internet Software & Services	4.2
Chemicals	3.3
Communications Equipment	3.2
Food & Staples Retailing	3.0
IT Services	2.9
Capital Markets	2.8
Metals & Mining	2.5
Internet & Catalog Retail	2.5

Consumer Finance	2.2%
Hotels, Restaurants & Leisure	1.9
Auto Components	1.9
Diversified Financial Services	1.7
Machinery	1.6
Electronic Equipment & Instruments	1.2
Independent Power Producers & Energy Traders	1.2
Multi-Utilities	1.1
Healthcare Providers & Services	1.1
Commercial Banks	1.1
Automobiles	1.0
Life Sciences Tools & Services	1.0
Specialty Retail	1.0
Biotechnology	1.0
Personal Products	0.9
Insurance	0.9
Semiconductors & Semiconductor Equipment	0.8
Wireless Telecommunication Services	0.8
Road & Rail	0.8
Airlines	0.5

106.9
Liabilities in excess of other assets	(6.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A52

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments at value, including securities on loan of $234,721,682:
Unaffiliated investments (cost $2,527,833,491)	$3,404,924,515
Affiliated investments (cost $258,237,333)	258,237,333
Cash	683,612
Receivable for investments sold	9,784,678
Dividends receivable	3,563,010
Receivable for Series shares sold	15,959
Prepaid expenses	3,389

Total Assets	3,677,212,496

LIABILITIES
Collateral for securities on loan	237,133,097
Payable for investments purchased	12,364,756
Management fee payable	1,221,346
Payable for Series shares repurchased	728,151
Accrued expenses and other liabilities	241,338
Deferred trustees’ fees	1,285
Affiliated transfer agent fees payable	926
Distribution fee payable	483
Administration fee payable	290

Total Liabilities	251,691,672

NET ASSETS	$3,425,520,824

Net assets were comprised of:
Paid-in capital	$2,941,254,194
Retained earnings	484,266,630

Net assets, June 30, 2011	$3,425,520,824

Class I:
Net asset value and redemption price per share, $3,423,075,483 / 130,550,436 outstanding shares of beneficial interest	$26.22

Class II:
Net asset value and redemption price per share, $2,445,341 / 92,071 outstanding shares of beneficial interest	$26.56

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $124,193 foreign withholding tax)	$17,844,905
Affiliated income from securities lending, net	136,666
Affiliated dividend income	55,733

18,037,304

EXPENSES
Management fee	7,587,285
Distribution fee—Class II	2,824
Administration fee—Class II	1,695
Shareholders’ reports	311,000
Custodian’s fees and expenses	190,000
Insurance expenses	20,000
Trustees’ fees	20,000
Audit fee	11,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Miscellaneous	7,896

Total expenses	8,170,700

NET INVESTMENT INCOME	9,866,604

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	155,820,426
Foreign currency transactions	4,290

155,824,716

Net change in unrealized appreciation (depreciation) on:
Investments	52,328,606
Foreign currencies	(782)

52,327,824

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	208,152,540

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$218,019,144

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,866,604	$22,114,154
Net realized gain on investment and foreign currency transactions	155,824,716	255,826,765
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	52,327,824	77,326,344

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	218,019,144	355,267,263

DISTRIBUTIONS
Class I	(22,097,344)	(24,392,657)
Class II	(4,010)	(1,854)

TOTAL DISTRIBUTIONS	(22,101,354)	(24,394,511)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	10,000,112	22,052,724
Series shares issued in reinvestment of distributions	22,101,354	24,394,511
Series shares repurchased	(128,743,876)	(246,614,547)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(96,642,410)	(200,167,312)

TOTAL INCREASE IN NET ASSETS	99,275,380	130,705,440
NET ASSETS:
Beginning of period	3,326,245,444	3,195,540,004

End of period	$3,425,520,824	$3,326,245,444

SEE NOTES TO FINANCIAL STATEMENTS.

A53

FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS — 60.9%	Shares	Value (Note 2)

Aerospace & Defense — 1.3%
BAE Systems PLC (United Kingdom)	22,794	$116,518
Cubic Corp.	15,600	795,444
European Aeronautic Defense and Space Co. NV (France)	3,144	105,228
General Dynamics Corp.	177,100	13,197,492
Honeywell International, Inc.	26,300	1,567,217
ITT Corp.(a)	89,900	5,297,807
Lockheed Martin Corp.(a)	39,500	3,198,315
Northrop Grumman Corp.	52,100	3,613,135
Safran SA (France)	5,113	218,362
Singapore Technologies Engineering Ltd. (Singapore)	4,000	9,822
United Technologies Corp.	156,200	13,825,262

		41,944,602

Air Freight & Logistics — 0.6%
FedEx Corp.	77,700	7,369,845
United Parcel Service, Inc. (Class B Stock)	167,200	12,193,896

		19,563,741

Airlines
Deutsche Lufthansa AG (Germany)	2,088	45,495

Auto Components — 0.1%
Cie Generale des Etablissements Michelin (France) (Class B Stock)	2,361	230,903
Continental AG (Germany)(b)	341	35,827
NHK Spring Co. Ltd. (Japan)	5,000	51,130
Pirelli & C SpA (Italy)	13,561	146,509
TRW Automotive Holdings Corp.(b)	58,800	3,470,964

		3,935,333

Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	1,424	142,094
Daimler AG (Germany)	2,116	159,257
Ford Motor Co.(b)	959,700	13,234,263
Honda Motor Co. Ltd. (Japan)	1,000	38,527
Nissan Motor Co. Ltd. (Japan)	3,900	40,986
Peugeot SA (France)	4,323	193,525
Porsche Automobil Holding SE (Germany)	322	25,542
Renault SA (France)	1,348	79,923
Toyota Motor Corp. (Japan)	1,800	74,123
Volkswagen AG (Germany)	89	16,352

		14,004,592

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium)	999	57,948
Coca-Cola Amatil Ltd. (Australia)	6,750	82,821
Coca-Cola Co. (The)	277,700	18,686,433
Coca-Cola Enterprises, Inc.	144,400	4,213,592
Constellation Brands, Inc. (Class A Stock)(b)	81,900	1,705,158
Diageo PLC (United Kingdom)	5,047	103,116
Heineken Holding NV (Netherlands)	295	15,093
Heineken NV (Netherlands)	1,755	105,542
Molson Coors Brewing Co. (Class B Stock)	11,500	514,510

COMMON STOCKS (continued)	Shares	Value (Note 2)

Beverages (continued)
PepsiCo, Inc.	173,520	$12,221,014
SABMiller PLC (United Kingdom)	1,781	64,929

		37,770,156

Biotechnology — 0.8%
Amgen, Inc.(b)	159,708	9,318,962
Biogen Idec, Inc.(b)	43,900	4,693,788
Celgene Corp.(b)	183,000	11,038,560

		25,051,310

Building Products
Armstrong World Industries, Inc.(a)	24,800	1,129,888
Asahi Glass Co. Ltd. (Japan)	5,000	58,511
Cie de Saint-Gobain (France)	3,496	226,390
Geberit AG (Switzerland)	51	12,084

		1,426,873

Capital Markets — 1.0%
3i Group PLC (United Kingdom)	15,778	71,183
BlackRock, Inc. (Class A Stock)	18,500	3,548,485
Credit Suisse Group AG (Switzerland)	2,510	97,623
Deutsche Bank AG (Germany)	5,237	309,475
Goldman Sachs Group, Inc. (The)	115,300	15,345,277
Macquarie Group Ltd. (Australia)	1,017	34,309
Morgan Stanley	563,590	12,968,206
TICC Capital Corp.	16,900	162,240
UBS AG (Switzerland)(b)	10,434	190,251

		32,727,049

Chemicals — 1.5%
Asahi Kasei Corp. (Japan)	29,000	195,432
BASF SE (Germany)	3,028	296,705
Cabot Corp.	31,500	1,255,905
CF Industries Holdings, Inc.	84,400	11,956,948
Dow Chemical Co. (The)	204,200	7,351,200
E.I. du Pont de Nemours & Co.	109,600	5,923,880
Eastman Chemical Co.	49,400	5,042,258
HB Fuller Co.	27,900	681,318
JSR Corp. (Japan)	1,700	32,951
K+S AG (Germany)	1,577	121,206
Kaneka Corp. (Japan)	3,000	19,712
Koninklijke DSM NV (Netherlands)	337	21,872
Kuraray Co. Ltd. (Japan)	4,000	58,600
Lanxess AG (Germany)	779	63,940
Linde AG (Germany)	308	54,000
LSB Industries, Inc.(b)	13,100	562,252
Mitsubishi Chemical Holdings Corp. (Japan)	2,000	14,172
Mosaic Co. (The)	135,900	9,204,507
Rockwood Holdings, Inc.(b)	30,600	1,691,874
Syngenta AG (Switzerland)	730	246,416
Teijin Ltd. (Japan)	2,000	8,816
Tosoh Corp. (Japan)	26,000	104,407
TPC Group, Inc.(b)	19,700	772,634
Umicore SA (Belgium)	617	33,651
Wacker Chemie AG (Germany)	264	57,082
Westlake Chemical Corp.	8,400	435,960
Yara International ASA (Norway)	1,593	89,672

		46,297,370

SEE NOTES TO FINANCIAL STATEMENTS.

A54

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks — 2.2%
Aozora Bank Ltd. (Japan)(a)	36,000	$83,449
Australia & New Zealand Banking Group Ltd. (Australia)	7,578	179,635
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,384	63,164
Banco Santander SA (Spain)	10,214	117,947
Bank Hapoalim BM (Israel)(b)	2,435	12,111
Barclays PLC (United Kingdom)	22,024	90,649
Bendigo and Adelaide Bank Ltd. (Australia)	5,887	56,138
BNP Paribas (France)	2,945	227,330
Chiba Bank Ltd. (The) (Japan)	4,000	25,033
Commerzbank AG (Germany)(b)	23,566	101,464
Commonwealth Bank of Australia (Australia)	6,454	363,490
Dexia SA (Belgium)(b)	5,746	17,890
DnB NOR ASA (Norway)	2,889	40,268
Fifth Third Bancorp	404,200	5,153,550
HSBC Holdings PLC (United Kingdom)	26,175	259,788
Huntington Bancshares, Inc.	393,800	2,583,328
KBC Groep NV (Belgium)(a)	4,329	170,127
Mitsubishi UFJ Financial Group, Inc. (Japan)	56,900	277,293
Mizrahi Tefahot Bank Ltd. (Israel)	2,604	27,563
Mizuho Financial Group, Inc. (Japan)	43,900	72,155
National Australia Bank Ltd. (Australia)	2,733	75,560
Natixis (France)	31,397	157,536
Nordea Bank AB (Sweden)	19,188	206,283
PNC Financial Services Group, Inc.	220,800	13,161,888
Resona Holdings, Inc. (Japan)	3,000	14,115
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	20,591	168,304
Societe Generale (France)	2,989	177,369
Sumitomo Mitsui Financial Group, Inc. (Japan)	8,800	271,345
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	15,000	52,211
SunTrust Banks, Inc.	79,500	2,051,100
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,816	56,014
Swedbank AB (Sweden) (Class A Stock)	10,485	176,209
U.S. Bancorp	394,032	10,051,756
Wells Fargo & Co.	1,131,012	31,736,197
Westpac Banking Corp. (Australia)	6,709	160,960
Yamaguchi Financial Group, Inc. (Japan)	2,000	18,659

		68,457,878

Commercial Services & Supplies
Babcock International Group PLC (United Kingdom)	1,297	14,821
Brambles Ltd. (Australia)	3,525	27,407

		42,228

COMMON STOCKS (continued)	Shares	Value (Note 2)

Communications Equipment — 1.2%
Cisco Systems, Inc.	1,019,500	$15,914,395
Echostar Corp. (Class A Stock)(b)	31,800	1,158,474
F5 Networks, Inc.(b)	22,200	2,447,550
Motorola Solutions, Inc.(b)	67,700	3,116,908
Nokia OYJ (Finland)	5,640	36,560
Plantronics, Inc.	20,900	763,477
QUALCOMM, Inc.	231,100	13,124,169

		36,561,533

Computers & Peripherals — 2.8%
Apple, Inc.(b)	170,400	57,198,168
Dell, Inc.(b)	602,400	10,042,008
Hewlett-Packard Co.	439,365	15,992,886
SanDisk Corp.(b)	77,500	3,216,250
Toshiba Corp. (Japan)	33,000	173,987
Western Digital Corp.(b)	36,000	1,309,680

		87,932,979

Construction & Engineering
ACS Actividades de Construccion y Servicios SA (Spain)	1,018	48,008
Balfour Beatty PLC (United Kingdom)	12,829	63,520
Chicago Bridge & Iron Co. NV (Class Y Stock)	9,800	381,220
JGC Corp. (Japan)	5,000	136,986
Vinci SA (France)	465	29,785

		659,519

Construction Materials
Boral Ltd. (Australia)	15,453	73,265
CRH PLC (Ireland)	1,308	28,964

		102,229

Consumer Finance — 0.6%
American Express Co.	23,500	1,214,950
Capital One Financial Corp.	176,100	9,099,087
Discover Financial Services	256,600	6,864,050
SLM Corp.	95,100	1,598,631

		18,776,718

Containers & Packaging — 0.1%
Ball Corp.	57,300	2,203,758

Distributors — 0.2%
Genuine Parts Co.(a)	96,400	5,244,160
LKQ Corp.(b)	28,700	748,783

		5,992,943

Diversified Financial Services — 2.5%
Bank of America Corp.	1,530,382	16,772,987
Citigroup, Inc.	620,950	25,856,358
ING Groep NV (Netherlands)(b)	22,403	275,790
Investor AB (Sweden) (Class B Stock)	1,668	38,238
JPMorgan Chase & Co.	908,094	37,177,368
Kinnevik Investment AB (Sweden) (Class B Stock)	4,092	90,894
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	860	33,283
ORIX Corp. (Japan)	1,710	166,335

SEE NOTES TO FINANCIAL STATEMENTS.

A55

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services (continued)
Pargesa Holding SA (Switzerland)	211	$19,550
Pohjola Bank PLC (Finland) (Class A Stock)	1,995	25,806

		80,456,609

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	1,142,047	35,871,696
BT Group PLC (United Kingdom)	22,210	71,827
France Telecom SA (France)	4,928	104,802
Inmarsat PLC (United Kingdom)	8,428	75,208
Koninklijke KPN NV (Netherlands)	2,540	36,944
Nippon Telegraph & Telephone Corp. (Japan)	4,900	236,336
Swisscom AG (Switzerland)	98	44,935
Telecom Italia SpA (Italy)	81,991	114,084
Telefonica SA (Spain)	10,977	268,384
TeliaSonera AB (Sweden)	4,550	33,378
Telstra Corp. Ltd. (Australia)	21,779	67,676
Verizon Communications, Inc.	283,588	10,557,981

		47,483,251

Electric Utilities — 0.7%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	4,000	20,811
Duke Energy Corp.(a)	367,400	6,918,142
E.ON AG (Germany)	2,976	84,522
Enel SpA (Italy)	41,889	273,599
Entergy Corp.	169,700	11,587,116
Exelon Corp.	67,600	2,895,984
Iberdrola SA (Spain)(b)	2,802	24,937
Kansai Electric Power Co., Inc. (The) (Japan)	10,000	199,137
NextEra Energy, Inc.	15,800	907,868
Scottish & Southern Energy PLC (United Kingdom)	6,364	142,280
SP AusNet (Australia)(c)	20,550	20,843
Unisource Energy Corp.	10,000	373,300

		23,448,539

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	3,951	102,446
Cooper Industries PLC	26,600	1,587,222
Emerson Electric Co.	306,100	17,218,125
EnerSys(b)	10,900	375,178
Mitsubishi Electric Corp. (Japan)	6,000	69,697
Schneider Electric SA (France)	610	101,906
Thomas & Betts Corp.(b)	9,800	527,730

		19,982,304

Electronic Equipment & Instruments — 0.3%
Corning, Inc.	333,800	6,058,470
Hitachi Ltd. (Japan)	45,000	267,075
Jabil Circuit, Inc.	123,100	2,486,620
Keyence Corp. (Japan)	400	113,572
Kyocera Corp. (Japan)	800	81,455

		9,007,192

Energy Equipment & Services — 1.3%
Aker Solutions ASA (Norway)	3,015	60,354
Diamond Offshore Drilling, Inc.(a)	94,700	6,667,827

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Halliburton Co.	20,900	$1,065,900
Helmerich & Payne, Inc.	53,600	3,544,032
McDermott International, Inc.(b)	299,400	5,931,114
National Oilwell Varco, Inc.	116,000	9,072,360
Oceaneering International, Inc.	41,400	1,676,700
Oil States International, Inc.(a)(b)	20,200	1,614,182
OYO Geospace Corp.(b)	6,300	630,000
Petrofac Ltd. (United Kingdom)	2,143	52,073
RPC, Inc.	63,700	1,563,198
SBM Offshore NV (Netherlands)	1,272	33,646
Schlumberger Ltd.	98,600	8,519,040
SEACOR Holdings, Inc.	6,400	639,744
Transocean Ltd.	804	52,309
Weatherford International Ltd.(b)	41,900	785,625

		41,908,104

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	16,000	1,299,840
CVS Caremark Corp.	28,900	1,086,062
Delhaize Group SA (Belgium)	1,864	139,750
Koninklijke Ahold NV (Netherlands)	2,756	37,033
Kroger Co. (The)	390,000	9,672,000
Olam International Ltd. (Singapore)	75,000	166,725
Seven & I Holdings Co. Ltd. (Japan)	1,800	48,409
Tesco PLC (United Kingdom)	10,556	68,107
Wal-Mart Stores, Inc.	426,800	22,680,152
Whole Foods Market, Inc.	42,600	2,702,970
Woolworths Ltd. (Australia)	313	9,339

		37,910,387

Food Products — 1.1%
Ajinomoto Co., Inc. (Japan)	11,000	130,590
Archer-Daniels-Midland Co.	155,200	4,679,280
Aryzta AG (Switzerland)	3,313	177,521
Associated British Foods PLC (United Kingdom)	3,426	59,550
Bunge Ltd.	91,900	6,336,505
China Minzhong Food Corp. Ltd. (Singapore)(b)	9,000	11,020
Corn Products International, Inc.	47,900	2,647,912
Danone SA (France)	727	54,242
Golden Agri-Resources Ltd. (Singapore)	81,000	44,999
Hormel Foods Corp.	43,600	1,299,716
J.M. Smucker Co. (The)	54,900	4,196,556
Nestle SA (Switzerland)	5,816	361,446
Nippon Meat Packers, Inc. (Japan)	3,000	43,035
Nisshin Seifun Group, Inc. (Japan)	4,000	49,995
Smithfield Foods, Inc.(b)	91,000	1,990,170
Suedzucker AG (Germany)	3,395	120,645
Tyson Foods, Inc. (Class A Stock)	624,200	12,121,964
Unilever NV (Netherlands)	3,825	125,387
Unilever PLC (United Kingdom)	1,672	53,831
Wilmar International Ltd. (Singapore)	12,000	53,088

		34,557,452

Gas Utilities — 0.2%
Enagas (Spain)	2,924	70,855
Energen Corp.	26,000	1,469,000

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Gas Utilities (continued)
Gas Natural SDG SA (Spain)	8,887	$186,160
Questar Corp.	171,300	3,033,723
Snam Rete Gas SpA (Italy)	4,077	24,146

		4,783,884

Healthcare Equipment & Supplies — 1.3%
Baxter International, Inc.	51,200	3,056,128
Becton, Dickinson & Co.	65,500	5,644,135
CareFusion Corp.(b)	141,700	3,849,989
Covidien PLC	137,800	7,335,094
Hill-Rom Holdings, Inc.	83,800	3,858,152
IDEXX Laboratories, Inc.(a)(b)	11,400	884,184
Immucor, Inc.(b)	23,700	483,954
Kinetic Concepts, Inc.(b)	4,300	247,809
Sirona Dental Systems, Inc.(b)	13,500	716,850
St. Jude Medical, Inc.	111,700	5,325,856
Stryker Corp.	123,900	7,271,691
Synthes, Inc.	531	93,410
Zimmer Holdings, Inc.(b)	61,200	3,867,840

		42,635,092

Healthcare Providers & Services — 1.7%
Aetna, Inc.	293,200	12,927,188
Coventry Health Care, Inc.(b)	6,700	244,349
Humana, Inc.	20,200	1,626,908
Medco Health Solutions, Inc.(b)	154,400	8,726,688
UnitedHealth Group, Inc.(a)	419,000	21,612,020
WellPoint, Inc.	87,600	6,900,252

		52,037,405

Healthcare Technology
SXC Health Solutions Corp. (Canada)(b)	4,000	235,680

Hotels, Restaurants & Leisure — 0.7%
Brinker International, Inc.	48,500	1,186,310
Carnival Corp.	73,500	2,765,805
Darden Restaurants, Inc.	65,700	3,269,232
Galaxy Entertainment Group Ltd. (Hong Kong)(b)	47,000	101,101
Intercontinental Hotels Group PLC (United Kingdom)	341	6,978
McDonald’s Corp.	135,100	11,391,632
OPAP SA (Greece)	572	8,917
Panera Bread Co. (Class A Stock)(a)(b)	13,200	1,658,712
Sands China Ltd. (Hong Kong)(b)	42,800	116,012
SJM Holdings Ltd. (Hong Kong)	72,000	171,279
Wynn Macau Ltd.	55,200	180,767

		20,856,745

Household Durables — 0.3%
Harman International Industries, Inc.	55,100	2,510,907
Sekisui House Ltd. (Japan)	3,000	27,933
Tempur-Pedic International, Inc.(b)	55,200	3,743,664
Tupperware Brands Corp.	38,000	2,563,100
Whirlpool Corp.(a)	23,800	1,935,416

		10,781,020

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products — 0.9%
Colgate-Palmolive Co.	72,400	$6,328,484
Henkel AG & Co. KGaA (Germany)	925	53,019
Kimberly-Clark Corp.(a)	23,300	1,550,848
Procter & Gamble Co. (The)	297,305	18,899,679
Reckitt Benckiser Group PLC (United Kingdom)	4,559	251,704

		27,083,734

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(b)	610,800	7,781,592

Industrial Conglomerates — 1.7%
3M Co.	69,200	6,563,620
General Electric Co.	2,384,500	44,971,670
Hutchison Whampoa Ltd. (Hong Kong)	4,000	43,340
Siemens AG (Germany)	3,344	459,231

		52,037,861

Insurance — 1.8%
Aflac, Inc.	275,700	12,869,676
Allianz SE (Germany)	1,601	223,650
Allied World Assurance Co. Holdings Ltd.	5,900	339,722
American Financial Group, Inc.	35,600	1,270,564
Assicurazioni Generali SpA (Italy)	2,523	53,235
Assurant, Inc.	184,000	6,673,680
Aviva PLC (United Kingdom)	13,750	96,879
AXA SA (France)	11,999	272,665
Berkshire Hathaway, Inc. (Class B Stock)(b)	147,600	11,422,764
Delphi Financial Group, Inc. (Class A Stock)	10,100	295,021
Delta Lloyd NV (Netherlands)	5,697	135,407
Erie Indemnity Co. (Class A Stock)	4,500	318,240
Genworth Financial, Inc. (Class A Stock)(b)	493,500	5,073,180
Hannover Rueckversicherung AG (Germany)	1,223	63,785
Hartford Financial Services Group, Inc. (The)	49,900	1,315,863
Legal & General Group PLC (United Kingdom)	100,022	189,747
Lincoln National Corp.	17,800	507,122
Mapfre SA (Spain)	36,295	134,742
Mercury General Corp.	5,900	232,991
MetLife, Inc.	157,900	6,927,073
Muenchener Rueckversicherungs AG (Germany)	141	21,562
Old Mutual PLC (United Kingdom)	86,392	184,966
Primerica, Inc.	10,600	232,882
Principal Financial Group, Inc.	176,000	5,353,920
Resolution Ltd. (Germany)	8,970	42,325
RSA Insurance Group PLC (United Kingdom)	38,257	82,830
Sampo OYJ (Finland) (Class A Stock)	180	5,813
Symetra Financial Corp.	31,100	417,673
Travelers Cos., Inc. (The)	58,800	3,432,744

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
Zurich Financial Services AG (Switzerland)	398	$100,642

		58,291,363

Internet & Catalog Retail — 0.2%
Dena Co. Ltd. (Japan)	200	8,601
HSN, Inc.(b)	8,200	269,944
Nutrisystem, Inc.(a)	15,000	210,900
priceline.com, Inc.(b)	10,400	5,324,072

		5,813,517

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(a)(b)	94,200	2,964,474
eBay, Inc.(b)	268,200	8,654,814
GMO Internet, Inc. (Japan)	5,600	25,162
Google, Inc. (Class A Stock)(b)	21,500	10,887,170
IAC/InterActiveCorp(a)(b)	28,300	1,080,211

		23,611,831

IT Services — 2.0%
International Business Machines Corp.	144,000	24,703,200
Mastercard, Inc. (Class A Stock)	59,400	17,899,596
Visa, Inc. (Class A Stock)	225,200	18,975,352

		61,578,148

Leisure Equipment & Products — 0.2%
Mattel, Inc.	145,800	4,008,042
Namco Bandai Holdings, Inc. (Japan)	4,600	55,372
Polaris Industries, Inc.	21,700	2,412,389
Sega Sammy Holdings, Inc. (Japan)	3,300	63,791

		6,539,594

Life Sciences Tools & Services — 0.6%
Life Technologies Corp.(a)(b)	83,700	4,358,259
PerkinElmer, Inc.	198,500	5,341,635
Thermo Fisher Scientific, Inc.(b)	129,800	8,357,822

		18,057,716

Machinery — 2.0%
Atlas Copco AB (Sweden) (Class A Stock)	2,963	77,996
Caterpillar, Inc.	68,700	7,313,802
Cummins, Inc.	45,700	4,729,493
Deere & Co.	79,300	6,538,285
Dover Corp.	77,700	5,268,060
Eaton Corp.	254,800	13,109,460
FANUC Corp. (Japan)	1,500	250,835
Fiat Industrial SpA (Italy)(b)	3,799	49,031
Gardner Denver, Inc.	29,100	2,445,855
GEA Group AG (Germany)	194	6,945
Kennametal, Inc.	27,400	1,156,554
Komatsu Ltd. (Japan)	4,400	137,382
Kone OYJ (Finland) (Class B Stock)	1,101	69,182
Kubota Corp. (Japan)	5,000	44,358
Lincoln Electric Holdings, Inc.	18,600	666,810
Metso OYJ (Finland)	2,343	133,089
Mitsubishi Heavy Industries, Ltd. (Japan)	2,000	9,404
Nabtesco Corp. (Japan)	6,800	164,731
Parker Hannifin Corp.	130,500	11,711,070

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery (continued)
SMC Corp. (Japan)	500	$90,135
Stanley Black & Decker, Inc.	90,200	6,498,910
Timken Co.	34,900	1,758,960
Toro Co. (The)	3,500	211,750
Volvo AB (Sweden) (Class B Stock)	4,834	84,449
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	77,000	91,866

		62,618,412

Marine
A P Moller-Maersk A/S (Denmark) (Class B Stock)	2	17,249
Neptune Orient Lines Ltd. (Singapore)	19,000	23,764
Nippon Yusen KK (Japan)	3,000	11,146
Orient Overseas International Ltd. (Hong Kong)	7,500	48,490

		100,649

Media — 1.6%
British Sky Broadcasting Group PLC (United Kingdom)	950	12,907
Cinemark Holdings, Inc.	43,600	902,956
Comcast Corp. (Class A Stock)	648,473	16,432,306
DIRECTV (Class A Stock)(a)(b)	81,000	4,116,420
ITV PLC (United Kingdom)(b)	136,803	156,987
Liberty Media Corp.—Capital, Ser. A(b)	44,700	3,833,025
Liberty Media Corp.—Starz, Ser. A(b)	16,200	1,218,888
News Corp. (Class A Stock)	996,400	17,636,280
Publicis Groupe SA (France)	744	41,484
Societe Television Francaise 1 (France)	1,971	35,843
Viacom, Inc. (Class B Stock)	40,000	2,040,000
Vivendi SA (France)	7,862	218,617
Walt Disney Co. (The)	72,000	2,810,880
Washington Post Co. (The) (Class B Stock)(a)	2,700	1,131,165
WPP PLC (United Kingdom)	2,996	37,506

		50,625,264

Metals & Mining — 1.2%
Aditya Birla Minerals Ltd. (Australia)	3,932	6,477
Alcoa, Inc.	339,500	5,384,470
Anglo American PLC (United Kingdom)	1,625	80,524
BHP Billiton Ltd. (Australia)	8,361	395,147
BHP Billiton PLC (United Kingdom)	9,685	381,139
Century Aluminum Co.(b)	105,800	1,655,770
Cliffs Natural Resources, Inc.	15,200	1,405,240
Coeur d’Alene Mines Corp.(b)	26,700	647,742
Freeport-McMoRan Copper & Gold, Inc.	294,500	15,579,050
Fresnillo PLC (United Kingdom)	7,198	161,966
Iluka Resources Ltd. (Australia)	3,781	68,395
Maruichi Steel Tube Ltd. (Japan)	2,100	52,061
Reliance Steel & Aluminum Co.	40,000	1,986,000
Rio Tinto Ltd. (Australia)	2,895	259,127
Rio Tinto PLC (United Kingdom)	6,181	445,468
Steel Dynamics, Inc.	436,200	7,088,250

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining (continued)
ThyssenKrupp AG (Germany)	759	$39,442
Voestalpine AG (Austria)	3,564	196,734
Walter Energy, Inc.	19,600	2,269,680
Yamato Kogyo Co., Ltd. (Japan)	1,700	52,940

		38,155,622

Multiline Retail — 0.8%
Big Lots, Inc.(b)	28,600	948,090
Dollar Tree, Inc.(b)	35,600	2,371,672
Kohl’s Corp.	222,200	11,112,222
Lifestyle International Holdings Ltd. (Hong Kong)	43,000	125,800
Macy’s, Inc.	15,500	453,220
Next PLC (United Kingdom)	1,735	64,742
PPR (France)	151	26,890
Target Corp.	209,300	9,818,263

		24,920,899

Multi-Utilities — 0.4%
Centrica PLC (United Kingdom)	10,062	52,210
GDF Suez (France)	2,315	84,717
National Grid PLC (United Kingdom)	11,945	117,423
PG&E Corp.	86,800	3,648,204
Public Service Enterprise Group, Inc.	40,900	1,334,976
Sempra Energy	135,100	7,144,088

		12,381,618

Office Electronics — 0.3%
Xerox Corp.	876,400	9,123,324

Oil, Gas & Consumable Fuels — 6.6%
Apache Corp.	91,500	11,290,185
BP PLC (United Kingdom)	51,722	380,732
Chevron Corp.	448,456	46,119,215
ConocoPhillips	362,734	27,273,970
Consol Energy, Inc.	37,600	1,822,848
Cosmo Oil Co. Ltd. (Japan)	39,000	111,031
ENI SpA (Italy)	7,801	184,510
Exxon Mobil Corp.	943,716	76,799,608
Hess Corp.	101,200	7,565,712
Idemitsu Kosan Co. Ltd. (Japan)	200	21,345
JX Holdings, Inc. (Japan)	30,800	207,162
Marathon Oil Corp.	127,400	6,711,432
Murphy Oil Corp.	128,000	8,404,480
Occidental Petroleum Corp.	134,400	13,982,976
Origin Energy Ltd. (Australia)	2,057	34,975
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	9,158	326,006
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	9,539	340,487
Santos Ltd. (Australia)	9,825	143,254
Statoil ASA (Norway)	5,217	132,089
TonenGeneral Sekiyu K.K. (Japan)	10,000	123,004
Total SA (France)	8,407	486,196
Valero Energy Corp.	278,200	7,113,574

		209,574,791

Paper & Forest Products
Stora Enso OYJ (Finland) (Class R Stock)	11,009	115,505

COMMON STOCKS (continued)	Shares	Value (Note 2)

Paper & Forest Products (continued)
Svenska Cellulosa AB (Sweden) (Class B Stock)	1,053	$14,825

		130,330

Personal Products — 0.4%
Avon Products, Inc.	193,400	5,415,200
Herbalife Ltd.	127,600	7,354,864

		12,770,064

Pharmaceuticals — 3.1%
Abbott Laboratories	336,700	17,717,154
AstraZeneca PLC (United Kingdom)	7,123	355,310
Bayer AG (Germany)	1,838	147,769
Bristol-Myers Squibb Co.	169,400	4,905,824
Eli Lilly & Co.	238,700	8,958,411
GlaxoSmithKline PLC (United Kingdom)	22,075	472,628
Johnson & Johnson	290,198	19,303,971
Medicines Co. (The)(a)(b)	44,500	734,695
Merck & Co., Inc.	643,000	22,691,470
Novartis AG (Switzerland)	5,748	352,093
Novo Nordisk A/S (Denmark) (Class B Stock)	1,599	200,676
Orion OYJ (Finland) (Class B Stock)	3,377	87,023
Par Pharmaceutical Cos., Inc.(b)	33,700	1,111,426
Pfizer, Inc.	842,497	17,355,438
Roche Holding AG (Switzerland)	1,422	237,972
Sanofi-Aventis SA (France)	5,254	422,405
Shire PLC (United Kingdom)	853	26,628
Takeda Pharmaceutical Co. Ltd. (Japan)	2,500	115,542
Teva Pharmaceutical Industries Ltd. (Israel)	1,101	52,946
Warner Chilcott PLC (Class A Stock)	112,500	2,714,625
Watson Pharmaceuticals, Inc.(a)(b)	16,900	1,161,537

		99,125,543

Professional Services
Adecco SA (Switzerland)	479	30,708
Equifax, Inc.	16,200	562,464

		593,172

Real Estate Investment Trusts — 0.6%
Chimera Investment Corp.	653,100	2,259,726
CommonWealth REIT	51,300	1,325,592
Dexus Property Group (Australia)	18,913	17,918
GPT Group (Australia)	14,547	49,449
Hospitality Properties Trust	185,000	4,486,250
MFA Financial, Inc.	328,100	2,637,924
Mirvac Group (Australia)	127,148	171,013
ProLogis, Inc.	84,900	3,042,816
Senior Housing Properties Trust	61,900	1,449,079
Stockland (Australia)	26,528	97,304
Sunstone Hotel Investors, Inc.(b)	197,300	1,828,971
Winthrop Realty Trust	31,300	373,722

		17,739,764

Real Estate Management & Development — 0.2%
CB Richard Ellis Group, Inc. (Class A Stock)(b)	84,100	2,111,751

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Management & Development (continued)
Cheung Kong Holdings Ltd. (Hong Kong)	1,000	$14,685
Daiwa House Industry Co. Ltd. (Japan)	15,000	189,280
IMMOFINANZ AG (Austria)(b)	4,845	20,656
Jones Lang LaSalle, Inc.	40,600	3,828,580
Kerry Properties Ltd. (Hong Kong)	7,500	36,251
Lend Lease Group (Australia)(c)	9,403	90,808
UOL Group Ltd. (Singapore)	42,000	170,550
Wheelock & Co. Ltd. (Hong Kong)	42,000	168,940

		6,631,501

Road & Rail — 0.8%
Central Japan Railway Co. (Japan)	25	196,532
CSX Corp.	402,600	10,556,172
DSV A/S (Denmark)	1,541	36,942
Norfolk Southern Corp.	199,800	14,971,014
Tokyu Corp. (Japan)	8,000	33,260

		25,793,920

Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	890,000	11,578,900
ARM Holdings PLC (United Kingdom)	6,137	57,916
ASM Pacific Technology Ltd. (Hong Kong)	9,300	127,874
ASML Holding NV (Netherlands)	5,259	193,710
Elpida Memory, Inc. (Japan)(b)	500	5,889
Infineon Technologies AG (Germany)	4,081	45,877
Intel Corp.	979,600	21,707,936
LAM Research Corp.(a)(b)	167,300	7,408,044
Marvell Technology Group Ltd.(b)	176,900	2,611,928
Maxim Integrated Products, Inc.	9,200	235,152

		43,973,226

Software — 2.6%
Autodesk, Inc.(b)	111,600	4,307,760
CA, Inc.	174,000	3,974,160
Intuit, Inc.(b)	57,200	2,966,392
Microsoft Corp.	1,700,100	44,202,600
Oracle Corp.	791,000	26,031,810
SAP AG (Germany)	1,979	119,817
Synopsys, Inc.(b)	46,500	1,195,515

		82,798,054

Specialty Retail — 0.8%
Bed Bath & Beyond, Inc.(b)	87,700	5,119,049
Home Depot, Inc. (The)	87,250	3,160,195
Inditex SA (Spain)	807	73,540
Kingfisher PLC (United Kingdom)	14,618	62,688
Limited Brands, Inc.	32,900	1,265,005
Ross Stores, Inc.	58,100	4,654,972
TJX Cos., Inc.	220,300	11,572,359
Yamada Denki Co. Ltd. (Japan)	220	17,926

		25,925,734

Textiles, Apparel & Luxury Goods — 0.7%
Burberry Group PLC (United Kingdom)	1,334	31,045

COMMON STOCKS (continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods (continued)
Cie Financiere Richemont SA (Switzerland)	1,096	$71,763
Coach, Inc.	248,800	15,905,784
Nisshinbo Holdings, Inc. (Japan)	2,000	19,056
Swatch Group AG (The) (Bearer Shares) (Switzerland)	264	133,075
Swatch Group AG (The) (Registered Shares) (Switzerland)	1,111	99,769
VF Corp.(a)	48,700	5,286,872

		21,547,364

Tobacco — 1.3%
Altria Group, Inc.	546,700	14,438,347
British American Tobacco PLC (United Kingdom)	5,063	221,918
Imperial Tobacco Group PLC (United Kingdom)	6,837	227,253
Lorillard, Inc.	77,100	8,393,877
Philip Morris International, Inc.	211,900	14,148,563
Reynolds American, Inc.	114,000	4,223,700

		41,653,658

Trading Companies & Distributors — 0.2%
ITOCHU Corp. (Japan)	4,700	48,884
Kaman Corp.	5,800	205,726
Marubeni Corp. (Japan)	8,000	53,166
Mitsubishi Corp. (Japan)	4,100	102,409
Mitsui & Co. Ltd. (Japan)	13,600	235,146
Sumitomo Corp. (Japan)	9,200	125,159
W.W. Grainger, Inc.	26,700	4,102,455
Wolseley PLC (United Kingdom)	1,586	51,724

		4,924,669

Transportation Infrastructure
Atlantia SpA (Italy)	567	12,070
Kamigumi Co. Ltd. (Japan)	2,000	18,692

		30,762

Water Utilities — 0.1%
American Water Works Co., Inc.	154,200	4,541,190

Wireless Telecommunication Services
KDDI Corp. (Japan)	2	14,390
Millicom International Cellular SA (Luxembourg)	877	91,510
Softbank Corp. (Japan)	6,100	231,021
StarHub Ltd. (Singapore)	3,000	6,822
Vodafone Group PLC (United Kingdom)	197,086	522,868

		866,611

TOTAL COMMON STOCKS (cost $1,585,285,047)		1,926,921,467

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $76,991)	1,300	78,182

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany)	875	55,622
Volkswagen AG (Germany)	961	198,379

		254,001

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)

Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(d)	22,000	$611,160
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(d)	28,000	740,880

		1,352,040

PREFERRED STOCKS (continued)	Shares	Value (Note 2)

Household Products
Henkel AG & Co. KGaA (Germany)	620	$43,040

TOTAL PREFERRED STOCKS (cost $1,503,566)		1,649,081

ASSET-BACKED SECURITIES — 1.0%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 0.8%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(d)	Aa1	0.524%	10/27/18	$1,000	$961,500
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(d)	Aaa	0.618%	05/08/15	729	717,100
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(d)	Aaa	2.031%	05/17/21	500	502,650
BA Credit Card Trust, Ser. 2006-C5, Class C5(d)	A3	0.587%	01/15/16	3,209	3,179,896
Bank One Issuance Trust, Ser. 2003-C3, Class C3	Baa2	4.770%	02/16/16	5,200	5,532,812
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aa2	0.507%	05/25/17	1,948	1,871,166
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.523%	08/03/19	495	477,173
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(d)	Baa2	0.586%	02/20/15	1,350	1,339,641
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(d)	Aaa	0.624%	07/27/16	117	115,372
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(d)	A1	0.524%	07/22/20	1,225	1,163,985
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	415	411,628
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	1,655	1,661,311
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.538%	12/15/17	1,763	1,734,508
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aa2	0.638%	07/15/16	169	166,096
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(d)	Aaa	0.515%	10/19/20	1,161	1,111,370
LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A(d)	Aaa	0.594%	10/22/16	838	818,767
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(d)	Aaa	0.514%	06/01/17	500	482,500
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(d)	Aaa	0.676%	02/15/16	581	569,322
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(d)	Aa2	0.497%	03/15/18	593	570,310
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	221	228,145
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aaa	0.609%	08/22/16	298	292,811

					23,908,063

Residential Mortgage-Backed Securities — 0.2%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(d)	B2	1.836%	03/25/33	450	344,506
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	342	298,766
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	670	552,297
GSAMP Trust, Ser. 2004-HE2, Class A3C(d)	Aaa	0.766%	09/25/34	674	546,439
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(d)	Aa1	0.676%	01/20/35	337	290,957
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(d)	B1	0.716%	06/25/34	1,149	905,422
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(d)	Ba2	1.386%	05/25/33	692	586,054
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(d)	B3	1.131%	06/25/34	1,232	944,539
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(d)	Baa2	1.236%	12/27/33	1,193	988,512
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(d)	Caa3	1.086%	07/25/32	784	571,428
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(d)	NR	2.511%	04/25/32	275	146,760
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(d)	B2	1.461%	09/25/32	738	629,343
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(d)	Ba3	0.951%	02/25/34	1,190	923,021

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities (continued)
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(d)	Ca	0.436%	05/25/36	$1,100	$370,160

					8,098,204

TOTAL ASSET-BACKED SECURITIES (cost $33,417,804)					32,006,267

BANK LOANS — 0.1%
Cable
Insight Midwest Holdings LLC(d)	Ba3	1.190%	10/06/13	678	667,753

Foods
Del Monte Foods Co.(d)	Ba3	4.500%	03/08/18	1,145	1,141,244

Healthcare & Pharmaceutical
HCA, Inc.(d)	Ba2	3.496%	03/31/17	886	873,075
HCA, Inc.(d)	Ba2	3.517%	11/18/13	370	366,502

					1,239,577

Technology — 0.1%
First Data Corp.(d)	B1	2.936%	09/24/14	101	93,385
First Data Corp.(d)	B1	2.936%	09/24/14	126	116,731
First Data Corp.(d)	B1	4.246%	03/24/18	2,134	1,955,520
Flextronics International Ltd. (Singapore)(d)	Ba1	2.436%	10/01/14	156	152,920
Flextronics International Ltd. (Singapore)(d)	Ba1	2.440%	10/01/14	541	533,385

					2,851,941

TOTAL BANK LOANS (cost $6,082,761)					5,900,515

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	3,259	2,270,528
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(d)	B2	2.831%	02/25/35	727	626,976
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(d)	Caa1	2.848%	03/25/35	556	464,079
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(d)	Baa1	2.912%	02/25/37	1,749	1,698,339
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	759	773,150
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(d)	B1	2.927%	07/25/35	1,193	1,089,719
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	247	253,280
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(d)	Baa1	2.580%	02/25/34	574	531,375
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(e)	5.000%	03/25/20	331	297,901

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $9,092,638)					8,005,347

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,915,628
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,860,982
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(d)	Aaa	5.802%	06/10/49	4,048	4,169,328
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(e)	5.620%	02/10/51	1,920	2,036,875
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-2, Class A3(d)	AAA(e)	5.796%	04/10/49	1,500	1,543,731
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4(d)	AAA(e)	5.405%	12/11/40	2,000	2,180,322
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(d)	Aaa	5.524%	01/15/46	1,200	1,299,076
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(d)	AA-(e)	5.440%	09/15/30	819	848,607
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(d)	AAA(e)	5.947%	06/10/46	5,450	6,037,214
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	958	968,172
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	905,621

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	$168	$169,341
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	1,900	2,023,464
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(d)	AAA(e)	5.609%	02/15/39	2,700	2,941,022
CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	634	647,777
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(d)	AAA(e)	6.010%	05/15/46	2,200	2,351,686
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(d)	Aaa	5.493%	11/10/45	2,585	2,829,249
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(d)	AAA(e)	5.512%	03/10/44	2,060	2,241,296
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,720	2,868,796
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569%	08/10/42	992	1,003,575
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(d)	Aaa	5.224%	04/10/37	8,050	8,643,439
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,746	3,810,786
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(d)	AAA(e)	5.587%	04/10/38	6,363	6,762,378
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(d)	Aaa	5.778%	08/10/45	2,125	2,179,983
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(d)	Aaa	4.853%	03/15/46	2,601	2,721,495
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	4,477	4,680,012
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	562	572,340
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(d)	Aa2	4.999%	10/15/42	1,270	1,302,963
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	4,170,017
JPMorgan Chase Commercial Mortgage Securities Corp., I/O, Ser. 2006-LDP6, Class X2(d)	Aaa	0.054%	04/15/43	97,546	185,152
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(d)	Aaa	6.067%	04/15/45	563	585,209
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	2,050	2,110,993
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(d)	AAA(e)	4.826%	08/15/29	3,910	4,038,582
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(d)	AA(e)	5.263%	11/15/40	1,510	1,570,930
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(e)	5.084%	02/15/31	3,311	3,330,571
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	433	433,345
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(d)	Aaa	5.661%	03/15/39	2,676	2,927,437
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,109,839
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	150	154,308
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(d)	Aaa	6.097%	06/12/46	1,795	1,981,976
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	5,000	5,083,625
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(d)	Aaa	5.599%	03/12/44	1,500	1,644,709
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(d)	AAA(e)	5.897%	10/15/42	2,600	2,877,114
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(e)	5.332%	12/15/43	4,720	5,099,362
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	1,230	1,291,450
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	4,822,366
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(d)	AAA(e)	5.789%	06/11/42	1,105	1,183,568
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(d)	Aaa	5.418%	01/15/45	5,000	5,430,367
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(d)	Aaa	5.860%	05/15/43	1,000	1,103,616
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	2,494	2,496,857

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $120,644,824)					129,146,551

CORPORATE BONDS — 9.3%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	509,856

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Airlines — 0.1%
Continental Airlines 1998-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	$236	$248,186
Continental Airlines 2009-2 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	752	813,078
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Pass-thru Certs., Ser. A(a)	Baa2	4.750%	01/12/21	855	833,625
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	408	424,472
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	675	675,000
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-2, Class A, Pass-thru Certs., Ser. 2A(a)	Baa2	4.950%	05/23/19	754	754,044
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	1,005	1,040,117

					4,788,522

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	546,517
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	245	274,723

					821,240

Banking — 2.3%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	2,440,490
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,760	1,982,200
Bank of America Corp., Jr. Sub. Notes, Ser. K(d)	Ba3	8.000%	12/29/49	2,200	2,297,482
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	595	622,072
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	5.000%	05/13/21	630	622,344
Bank of America Corp., Sr. Unsec’d. Notes(a)	A2	6.000%	09/01/17	1,060	1,140,606
Bank of America Corp., Sub. Notes(a)	A3	5.750%	08/15/16	1,775	1,872,925
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	930	958,594
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	410	395,051
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	515	564,416
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	376,508
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,395,302
Capital One Bank USA NA, Sub. Notes	Baa1	6.500%	06/13/13	20	21,814
Capital One Bank USA NA, Sub. Notes	Baa1	8.800%	07/15/19	1,300	1,595,413
Capital One Capital V, Ltd. Gtd. Notes(a)	Baa3	10.250%	08/15/39	620	657,200
Capital One Capital VI, Ltd. Gtd. Notes(a)	Baa3	8.875%	05/15/40	1,080	1,113,921
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	600	606,024
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	3.953%	06/15/16	2,830	2,897,094
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	215	239,262
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	8.125%	07/15/39	710	888,471
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	475,773
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,925,138
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	547,800
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	975	1,208,664
Countrywide Financial Corp., Gtd. Notes, MTN (original cost $1,187,703; purchased 06/04/07)(a)(f)(g)	A2	5.800%	06/07/12	1,190	1,241,312
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,380	959,094
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	633,094
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,085,724
Goldman Sachs Group, Inc. (The), Sr. Notes, MTN(a)	A1	6.000%	06/15/20	1,000	1,075,988
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	270	272,206
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	3.625%	02/07/16	2,000	2,021,716
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	600	634,126
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	1,259,779
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,558,909
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	103,998
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	Aaa	1.625%	07/07/14	4,345	4,335,919

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	5.100%	04/05/21	$2,980	$3,053,856
Huntington BancShares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	170	191,676
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(d)	Baa1	7.900%	04/29/49	2,000	2,148,180
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	3,210	3,229,639
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	2,930	2,866,522
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,498,140
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(a)	Aa3	5.800%	01/13/20	1,870	1,872,708
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes.	Aa3	6.375%	01/21/21	1,400	1,457,477
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(a)	A2	5.770%	07/25/11	520	521,624
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.400%	08/28/17	35	38,205
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	265	280,187
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	1,415	1,452,001
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21	1,400	1,416,561
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	510	548,274
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%	04/01/18	105	115,667
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,345	2,479,896
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(d)	Ba1	6.346%	07/25/49	800	813,025
PNC Funding Corp., Gtd. Notes.	A3	6.700%	06/10/19	440	518,443
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,823,213
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	775	796,638
Wells Fargo Bank NA, Sub. Notes, Ser. AI(i)	Aa3	4.750%	02/09/15	585	625,707
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(a)(d)	Baa3	7.700%	12/29/49	1,000	1,020,000

					71,794,068

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(h)	NR	5.250%	02/06/12	1,715	448,044
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(h)	NR	6.875%	05/02/18	700	188,125

					636,169

Building Materials & Construction
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	910	912,155

Cable — 0.3%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	354,741
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	2,130	2,215,200
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	608,198
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	165,781
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	488,361
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	682,969
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	920	949,638
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,945	2,129,042
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,008,750
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	1,780	1,860,767
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	397,459

					10,860,906

Capital Goods — 0.2%
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	1.375%	05/27/14	2,925	2,936,844
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(f)(g)	Baa1	5.800%	10/15/12	460	484,961
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(f)(g)	Baa1	6.375%	10/15/17	1,302	1,497,357
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(f)(g)	Baa1	7.000%	10/15/37	380	418,124
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	221,565

					5,558,851

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.250%	11/15/20	$2,525	$2,464,284
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	2,087,345
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa3	9.400%	05/15/39	432	640,775
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	780,910
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	150	146,803
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,611,291
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	460	519,376

					8,250,784

Consumer — 0.2%
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,250	2,501,375
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,902,706
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,400	1,554,000

					5,958,081

Electric — 0.7%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	200,081
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,305	1,325,435
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	550	615,838
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	592,232
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	740	797,602
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	704,360
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	730	825,342
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	225,788
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	325	349,080
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	550	608,680
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	960	1,043,321
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	689,865
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,295	1,546,437
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,280	1,156,597
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	155	166,663
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,425	1,440,176
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	323,152
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	566,591
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	145	151,498
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	500,024
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,000	1,097,076
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	315,540
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.250%	03/01/12	90	93,956
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa2	6.500%	05/15/18	1,260	1,470,419
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	646,531
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	615	636,283
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	345	392,500
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	475	566,302
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,550	1,638,970
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	158,017
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A2	5.800%	05/01/37	535	577,172
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	470	512,535
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	221,030
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	507,095

					22,662,188

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	535	545,590
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,040	1,126,803

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Energy – Integrated (continued)
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39	$975	$1,101,709
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	400	413,988

					3,188,090

Energy – Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,195	1,369,869
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	325	339,120
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	Ba1	8.700%	03/15/19	250	318,578
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	2,200	2,179,296
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,500	1,619,527
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	810	827,027
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,408,707

					8,062,124

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.000%	11/15/39	1,285	1,736,845
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.200%	01/15/39	250	343,850
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,121,229
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,200,836
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(f)(g)	A2	6.000%	11/27/17	670	772,141
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	5.700%	10/01/40	1,067	992,698
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	553,380
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	737	762,006
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,710	1,899,424
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	47,051
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000%	07/15/14	855	991,800
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	735	812,175

					11,233,435

Healthcare & Pharmaceutical — 0.2%
AmerisourceBergen Corp., Gtd. Notes	Baa2	5.625%	09/15/12	915	962,175
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	280	308,630
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,042,906
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	650,113
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	185,556
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	445	501,083
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	1,210	1,305,352
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	71,468

					6,027,283

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	1,570	1,832,520
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	573,626
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	650	646,848
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	698,242
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,290	1,402,644
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.950%	02/15/41	730	746,504
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	195	220,872
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	420	459,228
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	420	465,916
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	947,496

					7,993,896

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Sr. Unsec’d. Notes	Baa1	5.500%	11/15/20	525	531,162
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	580	596,224
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	1,055	1,135,586
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	990	1,137,141

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Insurance (continued)
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125%	05/27/16	$2,655	$2,646,350
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	155	184,667
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	1,056,257
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	440	456,441
Chubb Corp., Jr. Sub. Notes(d)	A3	6.375%	03/29/67	1,300	1,345,500
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	861,614
Lincoln National Corp., Jr. Sub. Notes(d)	Ba1	6.050%	04/20/67	260	250,250
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	510,735
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	794,994
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	763,448
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	1,020	1,022,743
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	335	342,499
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	430,602
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	500,501
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	751,821
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	370	389,974
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,120	1,191,410
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	730,549
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,296,693
Progressive Corp. (The), Jr. Sub. Notes(d)	A2	6.700%	06/15/37	735	763,518
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	Aa2	6.850%	12/16/39	1,450	1,649,936
Unum Group, Sr. Unsec’d. Notes(a)	Baa3	5.625%	09/15/20	350	366,513
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	593,243
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	496,216
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	91,071

					22,887,658

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,645	1,743,700
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,800	3,101,000

					4,844,700

Media & Entertainment — 0.3%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,568,750
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	679,505
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	915	905,439
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	620	628,048
News America, Inc., Gtd. Notes, 144A	Baa1	6.150%	02/15/41	1,315	1,302,686
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	90	99,110
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	790	950,758
Time Warner, Inc., Gtd. Notes	Baa2	6.100%	07/15/40	210	213,477
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.250%	03/29/41	1,465	1,521,805
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	215,960
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	430	473,582
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	04/30/36	625	697,752

					10,256,872

Metals — 0.2%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	5.400%	04/15/21	35	35,108
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	805	823,127
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	1,270	1,360,269
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.750%	03/01/41	230	227,966
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	880	913,456
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(e)	4.500%	05/15/13	115	122,076
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(e)	5.000%	06/01/15	600	660,268
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	125	130,882
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,580	2,689,650
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	815	885,726

					7,848,528

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Captive Finance — 0.5%
General Electric Capital Corp., Notes, MTN(a)(j)	Aa2	3.500%	08/13/12	$1,990	$2,050,090
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	4.375%	09/16/20	1,375	1,359,241
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	505	541,041
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	5.875%	01/14/38	1,060	1,072,262
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(j)	Aa2	6.000%	08/07/19	920	1,018,679
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)	Aa2	6.875%	01/10/39	1,625	1,839,528
General Electric Capital Corp., Sub. Notes(a)	Aa3	5.300%	02/11/21	760	790,812
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	375	369,269
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.375%	03/25/13	1,850	1,905,500
SLM Corp., Sr. Notes, MTN(a)	Ba1	6.250%	01/25/16	570	591,375
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,050	1,127,494
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,870	3,150,149

					15,815,440

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	515	453,556

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $437,417; purchased 10/27/10)(f)(g)	Ba1	5.400%	11/01/20	440	448,418
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	7.300%	11/15/39	1,080	1,174,926
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	815,625
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,840	1,987,200

					4,426,169

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	Baa3	4.650%	06/01/21	1,445	1,413,687
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	264,998
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	368,636
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	145	157,377
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	96,484
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,190	3,617,233
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	235	253,172

					6,171,587

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	753,784
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	765,628
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	567,217
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	23,335

					2,109,964

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	361	373,010
HCP, Inc., Sr. Unsec’d. Notes(a)	Baa2	2.700%	02/01/14	750	760,815
Mack-Cali Realty LP, Sr. Unsec’d. Notes(a)	Baa2	7.750%	08/15/19	765	920,298
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	447,839
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	707,234
ProLogis LP, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	72	79,503
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,800	3,139,780

					6,428,479

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,006,136
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,640	1,842,009
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	527,977
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	650	659,750
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	325	332,621
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	Baa1	5.950%	04/01/41	545	561,255
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	790	911,309

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Retailers (continued)
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	$385	$429,863
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	390	399,881
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	2,000	2,128,292
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	720	742,822

					9,541,915

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	400	405,245
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	340	338,211
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	600	618,768
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa2	8.000%	11/01/11	49	50,084
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	1,000	1,010,000
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,500	1,740,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,896,085

					7,058,393

Telecommunications — 0.7%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.000%	03/30/20	259	270,189
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	590	616,686
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	7	9,263
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	7.125%	12/15/31	505	614,221
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	1,718	1,628,434
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,770	1,941,389
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	400	549,490
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(f)(g)	Baa3	7.082%	06/01/16	325	361,276
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06-04/10/07)(f)(g)	Baa3	7.995%	06/01/36	1,600	1,639,379
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	375	504,711
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	640	678,553
PCCW-HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,370	2,420,654
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	2,000	2,105,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	335,927
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	445	491,318
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	1,030	971,103
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	390	409,537
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	222,175
United States Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	275	273,753
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	1,020	1,052,430
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,165	3,626,922

					20,722,410

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	2,770	2,768,102
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	1,215	1,596,657
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	196,706
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,133,069
Lorillard Tobacco Co., Gtd. Notes(a)	Baa2	8.125%	06/23/19	325	378,544
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	860	922,548
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	344,854

					7,340,480

TOTAL CORPORATE BONDS (cost $281,070,039)					295,163,799

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

MORTGAGE-BACKED SECURITIES — 12.7%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal Home Loan Mortgage Corp.		3.867%	06/01/36	$1,074	$1,124,582
Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	5,541	5,701,266
Federal Home Loan Mortgage Corp		4.000%	TBA 30 YR	3,000	2,988,282
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/39	16,736	17,419,685
Federal Home Loan Mortgage Corp		4.500%	TBA 30 YR	13,000	13,387,972
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/34	5,450	5,866,594
Federal Home Loan Mortgage Corp		5.000%	TBA 30 YR	11,000	11,670,318
Federal Home Loan Mortgage Corp.		5.215%	12/01/35	1,331	1,424,009
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-05/01/38	6,458	7,015,066
Federal Home Loan Mortgage Corp		5.500%	TBA 30 YR	15,000	16,174,215
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	1,638	1,824,851
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	5,500	6,029,375
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	105	109,230
Federal Home Loan Mortgage Corp.		7.000%	01/01/31-10/01/32	770	894,260
Federal National Mortgage Association		2.016%	07/01/33	516	534,897
Federal National Mortgage Association		3.500%	06/01/39	2,459	2,354,412
Federal National Mortgage Association		4.000%	TBA 15 YR	15,000	15,623,430
Federal National Mortgage Association		4.000%	TBA 30 YR	36,000	36,000,000
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	22,161	23,166,328
Federal National Mortgage Association		4.500%	TBA 30 YR	13,000	13,448,903
Federal National Mortgage Association		5.000%	10/01/18-02/01/36	17,391	18,589,519
Federal National Mortgage Association		5.000%	TBA 30 YR	34,000	36,125,000
Federal National Mortgage Association		5.500%	03/01/16-08/01/37	39,397	42,862,423
Federal National Mortgage Association		5.650%	06/01/37	543	576,822
Federal National Mortgage Association		6.000%	04/01/13-05/01/38	18,999	20,993,365
Federal National Mortgage Association		6.000%	TBA 30 YR	12,000	13,160,628
Federal National Mortgage Association		6.500%	07/01/17-09/01/37	7,095	8,051,828
Federal National Mortgage Association		7.000%	08/01/11-07/01/32	483	558,394
Federal National Mortgage Association		7.500%	06/01/12-05/01/32	141	165,577
Government National Mortgage Association		4.000%	05/20/41	2,000	2,035,104
Government National Mortgage Association		4.000%	TBA 30 YR	11,000	11,171,875
Government National Mortgage Association		4.500%	07/20/40-01/20/41	11,469	12,095,698
Government National Mortgage Association		4.500%	TBA 30 YR	8,500	8,970,152
Government National Mortgage Association		4.500%	TBA 30 YR	17,000	17,889,848
Government National Mortgage Association.		5.000%	TBA 30 YR	2,500	2,707,813
Government National Mortgage Association		5.000%	TBA 30 YR	7,000	7,591,717
Government National Mortgage Association		5.500%	11/15/32-02/15/36	6,942	7,688,393
Government National Mortgage Association		6.000%	02/15/33-10/15/34	2,887	3,227,885
Government National Mortgage Association		6.500%	10/15/23-07/15/35	3,128	3,569,971
Government National Mortgage Association		8.000%	01/15/24-04/15/25	83	97,947

TOTAL MORTGAGE-BACKED SECURITIES (cost $391,219,438)					400,887,634

MUNICIPAL BONDS — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,325	1,435,240
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,030	1,073,682
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	1,041,930
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	1,300,767
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,177,019
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	435,617
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	289,941
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	469,831
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	550	526,394

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	$680	$722,017
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,270	1,420,089
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	475	541,462
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	281,677
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	215	248,731
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	335	361,036

TOTAL MUNICIPAL BONDS (cost $10,686,155)					11,325,433

NON-CORPORATE FOREIGN AGENCIES — 0.7%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,435	7,733,471
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(a)	A1	4.000%	01/29/21	515	474,071
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(a)	A1	5.125%	06/29/20	400	404,790
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	9,426	9,386,882
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	429,535
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,326,875

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $20,364,302)					20,755,624

NON-CORPORATE SOVEREIGN
Qatar Government International Bond (Qatar), Sr. Notes, 144A (cost $738,409)	Aa2	6.400%	01/20/40	740	817,700

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Banks		5.500%	07/15/36	1,080	1,185,890
Federal Home Loan Mortgage Corp.		2.500%	05/27/16	2,005	2,056,284
Federal Home Loan Mortgage Corp.		5.125%	11/17/17	630	723,345
Resolution Funding Corp. Interest Strip, Bonds(k)		3.080%	04/15/18	2,615	2,157,618
Western Corporate Federal Credit Union, Gtd. Notes.		1.750%	11/02/12	2,610	2,651,076

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,508,254)					8,774,213

U.S. GOVERNMENT TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds(i)		4.250%	11/15/40	570	557,175
U.S. Treasury Bonds		4.375%	05/15/41	1,925	1,921,997
U.S. Treasury Bonds		4.750%	02/15/41	3,600	3,826,688
U.S. Treasury Bonds(a)		5.250%	11/15/28	11,945	13,785,271
U.S. Treasury Inflation Indexed Bonds		1.375%	01/15/20	5,781	6,199,649
U.S. Treasury Notes		0.375%	06/30/13	7,085	7,073,381
U.S. Treasury Notes		0.750%	06/15/14	660	659,226
U.S. Treasury Notes		1.500%	06/30/16	8,182	8,082,261
U.S. Treasury Notes(a)		1.750%	05/31/16	1,785	1,787,785
U.S. Treasury Notes(a)		3.125%	05/15/21	39,875	39,762,951
U.S. Treasury Notes		4.250%	11/15/14	20,000	22,151,560
U.S. Treasury Notes		4.500%	11/15/15	5,320	6,005,780
U.S. Treasury Notes		4.625%	07/31/12	3,920	4,105,130
U.S. Treasury Strips Coupon(l)		4.080%	05/15/24	10,845	6,446,583
U.S. Treasury Strips Coupon(l)		4.120%	08/15/24	6,520	3,819,005
U.S. Treasury Strips Coupon(l)		4.120%	11/15/24	4,590	2,648,751
U.S. Treasury Strips Coupon(l)		4.150%	02/15/25	4,500	2,559,650
U.S. Treasury Strips Coupon(l)		4.210%	08/15/25	1,055	582,535
U.S. Treasury Strips Coupon(l)		4.580%	08/15/22	2,450	1,615,415
U.S. Treasury Strips Coupon(l)		5.040%	11/15/23	10,490	6,422,523
U.S. Treasury Strips Coupon(l)		5.130%	02/15/24	10,000	6,032,190
U.S. Treasury Strips Coupon(l)		5.570%	05/15/25	9,500	5,323,393
U.S. Treasury Strips Coupon(l)		6.210%	05/15/27	2,280	1,139,836

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Strips Coupon(l)	7.970%	08/15/33	$10,730	$3,846,093

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $154,245,517)				156,354,828

TOTAL LONG-TERM INVESTMENTS (cost $2,622,935,745)				2,997,786,641

SHORT-TERM INVESTMENTS — 16.9%			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $156,954,608)(Note 4)(m)			15,863,190	142,768,713
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $392,412,272; includes $130,798,433 of cash collateral received for securities on loan)(Note 4)(m)(n)			392,412,272	392,412,272

TOTAL SHORT-TERM INVESTMENTS (cost $549,366,880)				535,180,985

TOTAL INVESTMENTS(o) — 111.7% (cost $3,172,302,625)				3,532,967,626
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (11.7)%				(371,194,352)

NET ASSETS — 100.0%				$3,161,773,274

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,935,735; cash collateral of $130,798,433 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(d)	Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(e)	Standard & Poor’s Rating.

(f)	Indicates a security that has been deemed illiquid.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $6,421,674. The aggregate value of $6,862,968 is approximately 0.2% of net assets.

(h)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(i)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(k)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.

(l)	Rate shown reflects the effective yield at June 30, 2011.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2011, 117 securities representing $14,656,403 and 0.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(p)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Long Positions:
155	2 Year U.S. Treasury Notes	Sept. 2011	$33,942,659	$33,998,281	$55,622
1,097	5 Year U.S. Treasury Notes	Sept. 2011	130,255,259	130,757,258	501,999
34	U.S. Ultra Bond	Sept. 2011	4,343,020	4,292,500	(50,520)

					507,101

Short Positions:
307	10 Year U.S. Treasury Notes	Sept. 2011	38,127,695	37,554,734	572,961
505	U.S. Long Bond	Sept. 2011	62,747,144	62,130,781	616,363

					1,189,324

					$1,696,425

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA(2)	06/09/14	$9,425	1.031%	3 month LIBOR	$12,232	$—	$12,232
Citibank, NA(1)	05/15/18	11,700	2.526%	3 month LIBOR	(140,298)	—	(140,298)
Citibank, NA(2)	07/07/14	4,345	1.091%	3 month LIBOR	4,117	—	4,117
Morgan Stanley Capital Services, Inc.(1)	05/15/18	12,270	2.510%	3 month LIBOR	(159,828)	—	(159,828)
Morgan Stanley Capital Services, Inc.(1)	06/08/21	13,800	4.640%	3 month LIBOR	(61,415)	—	(61,415)

					$(345,192)	$—	$(345,192)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1)
Barclays Bank PLC	09/20/12	$2,900	0.595%	Fortune Brands, Inc.,
				5.375%, 01/15/16	$(14,320)	$—	$(14,320)
Deutsche Bank AG	09/20/11	1,000	1.000%	Echostar DBS Corp.,
				6.625%, 10/01/14	(1,065)	1,528	(2,593)
Deutsche Bank AG	03/20/12	2,000	5.000%	Gannett Co., Inc.,
				6.375%, 04/01/12	(68,388)	(22,209)	(46,179)
Deutsche Bank AG	12/20/12	2,000	1.000%	Macy’s Retail Holdings, Inc.,
				8.000%, 07/15/12	(21,342)	35,232	(56,574)
Deutsche Bank AG	06/20/18	2,200	1.150%	Spectra Energy Capital LLC,
				6.250%, 02/15/13	(39,338)	—	(39,338)
Deutsche Bank AG	03/20/14	1,645	7.050%	Starwood Hotels & Resorts Worldwide,
				7.875%, 05/01/12	(276,693)	—	(276,693)
Deutsche Bank AG	06/20/13	2,000	1.000%	US Steel Corp.,
				6.650%, 06/01/37	21,160	62,510	(41,350)
JPMorgan Chase Bank	06/20/14	1,150	0.650%	Bunge Ltd. Finance Corp.,
				5.350%, 04/15/14	9,574	—	9,574
Merrill Lynch Capital Services, Inc.	06/20/18	1,800	3.050%	SLM Corp.,
				5.125%. 08/27/12	56,599	—	56,599

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1) (continued)
Merrill Lynch Capital Services, Inc.	06/20/18	$500	1.130%	Spectra Energy Capital LLC,
				6.250%, 02/15/13	$(8,297)	$—	$(8,297)
Merrill Lynch Capital Services, Inc.	06/20/18	2,800	1.450%	Starwood Hotels & Resorts Worldwide, Inc.,
				6.750%, 05/15/18	57,175	—	57,175
Morgan Stanley Capital Services, Inc.	03/20/12	500	5.000%	Gannett Co., Inc.,
				6.375%, 04/01/12	(17,097)	(5,727)	(11,370)
Morgan Stanley Capital Services, Inc.	06/20/18	1,700	1.000%	Newell Rubbermaid, Inc.,
				0.000%, 07/15/28	75,711	—	75,711
Morgan Stanley Capital Services, Inc.	06/20/18	2,800	0.970%	Simon Property Group L.P.,
				5.250%, 12/01/16	49,903	—	49,903

					$(176,418)	$71,334	$(247,752)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,916,577,885	$10,343,582	$—
Exchange Traded Fund	78,182
Preferred Stocks	1,649,081	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	12,353,433	11,554,630
Residential Mortgage-Backed Securities	—	8,098,204	—
Bank Loans	—	3,096,764	2,803,751
Collateralized Mortgage Obligations	—	8,005,347	—
Commercial Mortgage-Backed Securities	—	129,146,551	—
Corporate Bonds	—	295,163,799	—
Mortgage-Backed Securities	—	400,887,634	—
Municipal Bonds	—	11,325,433	—
Non-Corporate Foreign Agencies	—	20,755,624	—
Non-Corporate Sovereign	—	817,700	—
U.S. Government Agency Obligations	—	8,774,213	—
U.S. Government Treasury Obligations	—	156,354,828	—
Affiliated Mutual Funds	535,180,985	—	—
Other Financial Instruments*
Futures Contracts	1,696,425	—	—
Interest Rate Swap Agreements	—	(345,192)	—
Credit Default Swap Agreements	—	(247,752)	—

Total	$2,455,182,558	$1,064,530,168	$14,358,381

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Affiliated Mutual Funds (including 4.1% of collateral received for securities on loan)	16.9%
Mortgage-Backed Securities	12.7
Oil, Gas & Consumable Fuels	6.6
U.S. Government Treasury Obligations	4.9
Commercial Mortgage-Backed Securities	4.1
Pharmaceuticals	3.1
Computers & Peripherals	2.8
Software	2.6
Diversified Financial Services	2.5
Insurance	2.5
Banking	2.4
Commercial Banks	2.2
IT Services	2.0
Machinery	2.0
Chemicals	1.8
Healthcare Providers & Services	1.7
Industrial Conglomerates	1.7
Media	1.6
Diversified Telecommunication Services	1.5
Tobacco	1.5
Semiconductors & Semiconductor Equipment	1.4
Aerospace & Defense	1.3
Energy Equipment & Services	1.3
Healthcare Equipment & Supplies	1.3
Beverages	1.2
Communications Equipment	1.2
Food & Staples Retailing	1.2
Metals & Mining	1.2
Food Products	1.1
Capital Markets	1.0
Household Products	0.9
Biotechnology	0.8
Internet Software & Services	0.8
Multiline Retail	0.8
Non-Residential Mortgage-Backed Securities	0.8
Real Estate Investment Trusts	0.8
Road & Rail	0.8
Specialty Retail	0.8
Electric	0.7
Electric Utilities	0.7
Hotels, Restaurants & Leisure	0.7
Non-Corporate Foreign Agencies	0.7
Telecommunications	0.7

Textiles, Apparel & Luxury Goods	0.7%
Air Freight & Logistics	0.6
Consumer Finance	0.6
Electrical Equipment	0.6
Life Sciences Tools & Services	0.6
Non-Captive Finance	0.5
Automobiles	0.4
Foods	0.4
Multi-Utilities	0.4
Municipal Bonds	0.4
Personal Products	0.4
Cable	0.3
Collateralized Mortgage Obligations	0.3
Electronic Equipment & Instruments	0.3
Energy – Other	0.3
Healthcare Insurance	0.3
Household Durables	0.3
Media & Entertainment	0.3
Office Electronics	0.3
Retailers	0.3
Technology	0.3
U.S. Government Agency Obligations	0.3
Capital Goods	0.2
Consumer	0.2
Distributors	0.2
Gas Utilities	0.2
Healthcare & Pharmaceutical	0.2
Independent Power Producers & Energy Traders	0.2
Internet & Catalog Retail	0.2
Leisure Equipment & Products	0.2
Lodging	0.2
Metals	0.2
Pipelines & Other	0.2
Real Estate Management & Development	0.2
Residential Mortgage-Backed Securities	0.2
Trading Companies & Distributors	0.2
Airlines	0.1
Auto Components	0.1
Containers & Packaging	0.1
Energy – Integrated	0.1
Paper	0.1
Railroads	0.1
Water Utilities	0.1

111.7
Liabilities in excess of other assets	(11.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$99,270		Premium received for swap agreements	$27,936
Credit contracts	Unrealized appreciation on swap agreements	248,962		Unrealized depreciation on swap agreements	496,714
Interest rate contracts	Unrealized appreciation on swap agreements	16,349		Unrealized depreciation on swap agreements	361,541
Interest rate contracts	Due from broker — variation margin	1,746,945	*	Due from broker — variation margin	50,520	*

Total		$2,111,526			$936,711

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Rights	Total
Credit contracts	$—	$(207,883)	$—	$(207,883)
Equity contracts	4,742,853	—	6,147	4,749,000
Interest rate contracts	5,086,613	(93,071)	—	4,993,542

Total	$9,829,466	$(300,954)	$6,147	$9,534,659

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$141,292	$141,292
Equity contracts	(747,600)	—	(747,600)
Interest rate contracts	(329,172)	(345,192)	(674,364)

Total	$(1,076,772)	$(203,900)	$(1,280,672)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$255,149,433	$118,744,670

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$28,843	$25,740

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $127,935,735:
Unaffiliated investments (cost $2,622,935,745)	$2,997,786,641
Affiliated investments (cost $549,366,880)	535,180,985
Foreign currency, at value (cost $191,570)	192,694
Cash	42,617
Receivable for investments sold	152,762,177
Dividends and interest receivable	8,737,160
Foreign tax reclaim receivable	349,229
Unrealized appreciation on swap agreements	265,311
Due from broker—variation margin	102,016
Premium paid for swap agreements	99,270
Receivable for Series shares sold	66,348
Prepaid expenses	3,706

Total Assets	3,695,588,154

LIABILITIES
Payable for investments purchased	400,006,817
Collateral for securities on loan	130,798,433
Management fee payable	1,533,998
Unrealized depreciation on swap agreements	858,255
Payable for Series shares repurchased	366,946
Accrued expenses and other liabilities	221,569
Premium received for swap agreements	27,936
Affiliated transfer agent fee payable	926

Total Liabilities	533,814,880

NET ASSETS	$3,161,773,274

Net assets were comprised of:
Paid-in capital	$3,007,004,242
Retained earnings	154,769,032

Net assets, June 30, 2011	$3,161,773,274

Net asset value and redemption price per share, $3,161,773,274 / 195,188,606 outstanding shares of beneficial interest	$16.20

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $56,136)	$20,295,864
Unaffiliated interest	18,178,009
Affiliated dividend income	1,238,502
Affiliated income from securities loaned, net	60,720

39,773,095

EXPENSES
Management fee	9,386,286
Custodian’s fees and expenses	182,000
Shareholders’ reports	143,000
Insurance expenses	22,000
Trustees’ fees	19,000
Audit fee	18,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	10,454

Total expenses	9,797,740

NET INVESTMENT INCOME	29,975,355

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $561,111)	172,416,085
Futures transactions	9,829,466
Swap agreement transactions	(300,954)
Foreign currency transactions	(8,098)

181,936,499

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $725,298)	(37,801,192)
Futures	(1,076,772)
Swap agreements	(203,900)
Foreign currencies	34,284

(39,047,580)

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	142,888,919

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$172,864,274

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$29,975,355	$60,267,161
Net realized gain on investment, swap agreement and foreign currency transactions	181,936,499	164,747,735
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(39,047,580)	111,985,470

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	172,864,274	337,000,366

DISTRIBUTIONS	(60,257,696)	(65,760,146)

SERIES SHARE TRANSACTIONS:
Series shares sold [330,911 and 965,601 shares, respectively]	5,345,700	14,188,409
Series shares issued in reinvestment of distributions [3,811,366 and 4,680,438 shares, respectively]	60,257,696	65,760,146
Series shares repurchased [5,779,893 and 12,309,724 shares, respectively]	(93,779,138)	(179,839,115)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(28,175,742)	(99,890,560)

TOTAL INCREASE IN NET ASSETS	84,430,836	171,349,660
NET ASSETS:
Beginning of period	3,077,342,438	2,905,992,778

End of period	$3,161,773,274	$3,077,342,438

SEE NOTES TO FINANCIAL STATEMENTS.

A78

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 97.4%	Shares	Value (Note 2)

Australia — 2.2%
Bendigo and Adelaide Bank Ltd.	131,800	$1,256,845
BHP Billiton PLC	91,514	3,601,398
BlueScope Steel Ltd.	218,400	284,223
Caltex Australia Ltd.	34,900	442,823
Challenger Ltd.	204,700	1,078,386
Downer EDI Ltd.	214,250	856,114
Goodman Fielder Ltd.	443,900	505,672
Metcash Ltd.	175,000	780,990
National Australia Bank Ltd.	62,400	1,725,195
OneSteel Ltd.	447,200	893,052
Pacific Brands Ltd.	460,600	344,979
TABCORP Holdings Ltd.	104,600	370,029
Telstra Corp. Ltd.	305,800	950,237
Westpac Banking Corp.	55,600	1,333,939

		14,423,882

Austria — 0.5%
Andritz AG	12,543	1,291,443
OMV AG	32,300	1,411,058
Voestalpine AG	9,500	524,403

		3,226,904

Belgium — 0.2%
AGFA-Gevaert NV(a)	86,100	384,565
Delhaize Group SA	16,100	1,207,068

		1,591,633

Brazil — 0.8%
BR Malls Participacoes SA	63,700	717,143
CCR SA	52,600	1,566,558
Itau Unibanco Holding SA, ADR	119,800	2,821,290

		5,104,991

Canada — 0.7%
Alimentation Couche Tard, Inc. (Class B Stock)	58,568	1,707,639
Brookfield Asset Management, Inc. (Class A Stock)	82,659	2,741,799
Canadian Pacific Railway Ltd.	1,200	74,784

		4,524,222

China — 2.8%
Baidu, Inc., ADR(a)	42,342	5,933,385
China Overseas Land & Investment Ltd.	1,324,000	2,848,313
China Vanke Co. Ltd. (Class B Stock)	292,347	393,718
CNOOC Ltd.	1,305,000	3,073,773
Industrial & Commercial Bank of China (Class H Stock)	6,199,625	4,728,743
Youku.com, Inc., ADR(a)(b)	39,956	1,372,489

		18,350,421

Denmark — 0.6%
H Lundbeck A/S	49,400	1,299,494
Novo Nordisk A/S (Class B Stock)	22,016	2,763,022

		4,062,516

Finland — 0.5%
Kone OYJ (Class B Stock)	31,725	1,993,451
Nokia OYJ	83,800	543,209

COMMON STOCKS (continued)	Shares	Value (Note 2)

Finland (continued)
Tieto OYJ	56,200	$951,092

		3,487,752

France — 5.5%
AXA SA	47,100	1,070,299
BNP Paribas SA	19,800	1,528,400
Casino Guichard Perrachon SA	1,300	122,538
CIE de Saint-Gobain	48,334	3,129,956
CIE Generale des Etablissements Michelin (Class B Stock)	24,984	2,443,402
CIE Generale d’Optique Essilor International SA	14,699	1,192,197
Ciments Francais SA	5,200	550,329
Credit Agricole SA	105,684	1,589,291
France Telecom SA	31,800	676,277
L’Oreal SA	20,037	2,602,328
Rallye SA	10,700	444,553
Renault SA	12,300	729,264
Sanofi	41,490	3,335,662
Schneider Electric SA	15,189	2,537,447
SCOR SE	28,000	795,847
Societe Generale	14,658	869,813
Thales SA	14,269	615,286
Total SA	43,500	2,515,705
Total SA, ADR(a)	65,950	3,814,548
Valeo SA	13,400	914,864
Veolia Environnement	2,784	78,524
Vinci SA	40,378	2,586,351
Vivendi SA	86,100	2,394,164

		36,537,045

Germany — 5.1%
Allianz SE	16,400	2,290,977
Aurubis AG	6,200	403,245
BASF SE	52,418	5,136,292
Bayer AG	38,627	3,105,486
Bayerische Motoren Werke AG	35,415	3,533,899
Brenntag AG	7,804	907,173
Daimler AG	9,800	737,579
Deutsche Bank AG	26,100	1,542,352
E.ON AG	34,300	974,166
Fresenius Medical Care AG & Co. KGaA	21,605	1,615,096
Hannover Rueckversicherung AG	11,800	615,428
Lanxess AG	13,226	1,085,576
Merck KGaA	6,200	673,784
Muenchener Rueckversicherungs AG	23,003	3,517,600
Rheinmetall AG	13,300	1,177,478
RWE AG	21,600	1,197,651
SAP AG	58,236	3,525,846
ThyssenKrupp AG	36,700	1,907,167

		33,946,795

Greece
Alpha Bank AE(a)	15,700	79,003

Hong Kong — 1.9%
Cathay Pacific Airways Ltd.	440,000	1,023,556
Chaoda Modern Agriculture Holdings Ltd.	966,070	421,133

SEE NOTES TO FINANCIAL STATEMENTS.

A79

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Hong Kong (continued)
First Pacific Co. Ltd.	1,445,000	$1,291,656
Hutchison Port Holdings Trust (Class U Stock)(a)	2,836,000	2,396,420
Indofood Sukses Makmur Tbk PT	1,607,000	1,080,225
Jardine Cycle & Carriage Ltd.	57,000	2,000,097
Kingboard Chemical Holdings Ltd.	180,000	836,258
Li & Fung Ltd.	440,000	879,423
Noble Group Ltd.	1,422,000	2,289,934

		12,218,702

Indonesia — 0.4%
Bank Rakyat Indonesia Persero Tbk PT	2,599,500	1,977,298
Perusahaan Gas Negara PT	1,533,000	721,020

		2,698,318

Ireland — 0.3%
Allied Irish Banks PLC(a)	42,100	8,669
Bank of Ireland (Governor & Co.)(a)	83,300	13,892
Irish Life & Permanent Group Holdings PLC(a)	51,300	2,046
WPP PLC	162,944	2,039,840

		2,064,447

Israel — 0.6%
Bank Hapoalim BM(a)	176,900	879,820
Check Point Software Technologies Ltd.(a)(b)	28,598	1,625,796
Elbit Systems Ltd.	11,400	540,176
Teva Pharmaceutical Industries Ltd., ADR	24,456	1,179,268

		4,225,060

Italy — 1.3%
Banco Popolare SC	38,200	88,024
Enel SpA	359,400	2,347,426
ENI SpA	88,000	2,081,383
Finmeccanica SpA	43,100	521,578
Fondiaria-Sai SpA(a)	19,900	78,841
Saipem SpA	47,345	2,444,215
Telecom Italia SpA	796,300	1,107,993

		8,669,460

Japan — 8.6%
Alpine Electronics, Inc.	22,700	314,488
Aoyama Trading Co. Ltd.	52,100	898,451
Circle K Sunkus Co. Ltd.	46,900	731,866
COMSYS Holdings Corp.	72,800	730,046
Daito Trust Construction Co. Ltd.	13,600	1,154,639
Dena Co. Ltd.	21,800	937,541
Fanuc Corp.	15,600	2,608,680
Fast Retailing Co. Ltd.	18,400	2,975,803
Fukuoka Financial Group, Inc.	158,000	660,374
Hitachi Capital Corp.	49,400	670,024
ITOCHU Corp.	87,400	909,035
Itochu Techno-Solutions Corp.	26,200	930,041
JX Holdings, Inc.	101,400	682,021
KDDI Corp.	200	1,438,988
Keihin Corp.	44,800	948,075

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Komatsu Ltd.	101,400	$3,166,027
K’s Holdings Corp.	19,700	851,789
Kurabo Industries Ltd.	173,100	347,366
Kyoei Steel Ltd.	32,100	488,397
Kyowa Exeo Corp.	81,900	830,962
Marubeni Corp.	210,000	1,395,620
Mitsubishi Corp.	34,500	861,736
Mitsui & Co. Ltd.	56,300	973,434
Mizuho Financial Group, Inc.	801,800	1,317,861
Murata Manufacturing Co. Ltd.	31,200	2,085,984
Nichirei Corp.	132,000	563,911
Nippon Electric Glass Co. Ltd.	54,000	692,881
Nippon Shokubai Co. Ltd.	68,000	829,654
Nippon Telegraph & Telephone Corp.	37,000	1,784,578
Nissan Shatai Co. Ltd.	95,000	733,542
Nitori Holdings Co. Ltd.	13,500	1,281,283
Nitto Denko Corp.	30,100	1,529,415
NTT DoCoMo, Inc.	900	1,607,347
ORIX Corp.	29,250	2,845,200
Sankyu, Inc.	210,000	981,862
Seino Holdings Corp.	65,000	467,525
Shimachu Co. Ltd.	30,700	749,498
Softbank Corp.	96,200	3,643,315
Sumitomo Corp.	152,300	2,071,929
Sumitomo Mitsui Financial Group, Inc.	59,300	1,828,497
Sumitomo Mitsui Trust Holdings, Inc.	64,070	223,011
Takeda Pharmaceutical Co. Ltd.	24,600	1,136,936
Toagosei Co. Ltd.	147,000	740,417
Toyo Suisan Kaisha Ltd.	31,000	733,386
Toyota Tsusho Corp.	48,100	825,532
Yahoo! Japan Corp.	5,666	1,949,930
Yokohama Rubber Co. Ltd. (The)	158,000	911,554

		57,040,451

Liechtenstein — 0.1%
Verwaltungs- und Privat-Bank AG	2,578	338,521

Netherlands — 0.9%
Aegon NV(a)	56,800	387,464
ASML Holding NV	34,518	1,271,437
ING Groep NV(a)	119,400	1,469,861
Koninklijke Ahold NV	60,500	812,949
Koninklijke DSM NV	20,400	1,323,997
Koninklijke KPN NV	39,800	578,894

		5,844,602

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	685,780

Norway — 0.3%
DnB NOR ASA	54,100	754,070
Statoil ASA	45,100	1,141,889

		1,895,959

Peru — 0.3%
Credicorp Ltd.	21,291	1,833,155

Portugal
Banco Espirito Santo SA	43,600	162,493

SEE NOTES TO FINANCIAL STATEMENTS.

A80

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Singapore — 0.6%
CapitaMalls Asia Ltd.	1,330,000	$1,596,814
Keppel Corp. Ltd.	259,700	2,349,677

		3,946,491

South Africa — 0.3%
Truworths International Ltd.	148,500	1,609,566

South Korea — 0.9%
Hyundai Motor Co.	12,822	2,858,455
Samsung Electronics Co. Ltd.	4,183	3,251,150

		6,109,605

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	93,900	1,101,614
Banco Espanol de Credito SA	79,800	616,802
Banco Santander Chile, ADR(b)	15,752	1,477,695
Banco Santander SA	321,970	3,717,984
Prosegur Cia de Seguridad SA	8,245	438,447
Repsol YPF SA	66,100	2,294,779
Telefonica SA	34,700	848,403

		10,495,724

Sweden — 1.0%
Atlas Copco AB (Class A Stock)	63,159	1,662,552
Boliden AB	73,000	1,348,005
Electrolux AB (Class B Stock)	25,100	598,810
Hexagon AB (Class B Stock)	39,264	967,136
Meda AB (Class A Stock)	76,800	835,363
NCC AB (Class B Stock)	15,700	357,179
SKF AB (Class B Stock)	34,614	1,001,448

		6,770,493

Switzerland — 3.0%
ABB Ltd.(a)	73,999	1,918,737
Baloise Holding AG	13,000	1,341,362
CIE Financiere Richemont SA, ADR	675,512	4,438,114
Clariant AG(a)	42,200	806,606
Credit Suisse Group AG(a)	36,700	1,427,404
Georg Fischer AG(a)	1,500	824,710
Novartis AG	34,600	2,119,417
Roche Holding AG	10,000	1,673,506
Sika AG	369	889,638
Swiss Reinsurance Co. Ltd.(a)	19,300	1,083,738
Syngenta AG(a)	4,598	1,552,081
Zurich Financial Services AG(a)	6,700	1,694,225

		19,769,538

Taiwan — 0.3%
HTC Corp.	63,000	2,130,107

United Kingdom — 9.5%
Aggreko PLC	32,579	1,008,633
AMEC PLC	73,000	1,274,721
Amlin PLC	122,708	799,777
Antofagasta PLC	23,019	515,006
AstraZeneca PLC	65,200	3,252,309
Aviva PLC	144,400	1,017,407
BAE Systems PLC	256,400	1,310,662
Barclays PLC	332,700	1,369,363
Beazley PLC	360,794	723,823
Berendsen PLC	24,300	212,552
BG Group PLC	122,420	2,778,209

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
BP PLC	288,000	$2,120,006
BT Group PLC	602,100	1,947,183
Centrica PLC	520,183	2,699,138
Cookson Group PLC	77,300	834,324
Diageo PLC	115,494	2,359,668
Drax Group PLC	116,100	938,199
DS Smith PLC	199,700	804,800
GlaxoSmithKline PLC	74,400	1,592,913
Home Retail Group PLC	259,200	681,000
J Sainsbury PLC	223,567	1,181,937
John Wood Group PLC(a)	82,358	855,872
Johnson Matthey PLC	70,525	2,225,306
Kesa Electricals PLC	365,500	807,764
Legal & General Group PLC	483,800	917,797
Logica PLC	583,800	1,255,544
Marston’s PLC	339,130	554,086
Mondi PLC	57,200	569,641
Next PLC	68,811	2,567,698
Old Mutual PLC	527,200	1,128,741
Pearson PLC	144,890	2,734,695
Petrofac Ltd.	77,256	1,877,246
Premier Foods PLC(a)	1,525,600	465,709
Prudential PLC	251,136	2,902,048
Rexam PLC	125,100	768,586
Rio Tinto Ltd.	10,400	930,888
Rolls-Royce Holdings PLC(a)	176,326	1,825,321
Rolls-Royce Holdings PLC (Entitlement Shares)(a)	15,203,232	24,401
Royal Bank of Scotland Group PLC(a)	263,527	162,666
Royal Dutch Shell PLC (Class B Stock)	132,400	4,725,915
Royal Dutch Shell PLC, ADR	37,900	2,695,827
RSA Insurance Group PLC	300,200	649,959
Thomas Cook Group PLC	164,000	350,073
Vodafone Group PLC	512,700	1,360,189
WM Morrison Supermarkets PLC	189,100	903,511

		62,681,113

United States — 46.5%
3M Co.	36,350	3,447,797
Acme Packet, Inc.(a)	26,798	1,879,344
Agilent Technologies, Inc.(a)	80,798	4,129,586
Allstate Corp. (The)	54,600	1,666,938
Altria Group, Inc.	22,700	599,507
Amazon.com, Inc.(a)	21,826	4,463,199
American Express Co.	48,750	2,520,375
Amgen, Inc.(a)	29,050	1,695,067
Anadarko Petroleum Corp.	15,585	1,196,305
Apple, Inc.(a)	19,771	6,636,532
AT&T, Inc.	127,700	4,011,057
Avon Products, Inc.	63,500	1,778,000
Baker Hughes, Inc.	43,500	3,156,360
Bank of America Corp.	296,100	3,245,256
Biogen Idec, Inc.(a)	30,855	3,299,017
Boeing Co. (The)	13,050	964,786
Cablevision Systems Corp. (Class A Stock)	48,600	1,759,806
Chevron Corp.	55,625	5,720,475
Cisco Systems, Inc.	104,400	1,629,684

SEE NOTES TO FINANCIAL STATEMENTS.

A81

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Citigroup, Inc.	16,100	$670,404
Coach, Inc.	42,491	2,716,450
Comcast Corp. (Class A Stock)	48,500	1,175,155
Continental Resources, Inc.(a)	25,462	1,652,738
Covidien PLC	44,200	2,352,766
Cummins, Inc.	25,055	2,592,942
Danaher Corp.	68,840	3,647,832
Dell, Inc.(a)	22,100	368,407
Dow Chemical Co. (The)	161,908	5,828,688
Eaton Corp.	73,664	3,790,013
Entergy Corp.	27,600	1,884,528
EOG Resources, Inc.	20,283	2,120,588
EQT Corp.	13,850	727,402
Estee Lauder Cos., Inc. (The) (Class A Stock)	23,425	2,464,076
Exelon Corp.	63,850	2,735,334
Exxon Mobil Corp.	59,050	4,805,489
F5 Networks, Inc.(a)	6,061	668,225
Fifth Third Bancorp	100,200	1,277,550
Fortune Brands, Inc.	16,450	1,049,016
Freeport-McMoRan Copper & Gold, Inc.	31,873	1,686,082
General Dynamics Corp.	19,093	1,422,810
General Electric Co.	183,600	3,462,696
General Motors Co.(a)	71,600	2,173,776
Goldman Sachs Group, Inc. (The)	7,350	978,212
Green Mountain Coffee Roasters, Inc.(a)(b)	23,133	2,064,852
H&R Block, Inc.	92,600	1,485,304
Halliburton Co.	69,815	3,560,565
Hewlett-Packard Co.	30,400	1,106,560
Home Depot, Inc. (The)	57,900	2,097,138
Honeywell International, Inc.	27,450	1,635,745
Illinois Tool Works, Inc.	53,350	3,013,741
International Business Machines Corp.	21,950	3,765,522
International Paper Co.	78,200	2,331,924
Johnson & Johnson	50,350	3,349,282
JPMorgan Chase & Co.	117,150	4,796,121
Kellogg Co.	27,350	1,513,002
KeyCorp	164,000	1,366,120
Kimberly-Clark Corp.(b)	29,200	1,943,552
Liberty Media Corp.—Starz, Ser. A(a)	12,500	940,500
Lockheed Martin Corp.(b)	10,400	842,088
Lowe’s Cos., Inc.	55,100	1,284,381
Madison Square Garden, Inc. (Class A Stock)(a)	24,300	668,979
Marsh & McLennan Cos., Inc.	95,000	2,963,050
McDonald’s Corp.	49,696	4,190,367
Mead Johnson Nutrition Co.	26,477	1,788,521
Merck & Co., Inc.	105,600	3,726,624
MetLife, Inc.	24,200	1,061,654
Microsoft Corp.	156,000	4,056,000
Monsanto Co.	81,498	5,911,865
Morgan Stanley	119,100	2,740,491
Murphy Oil Corp.	45,300	2,974,398
NIKE, Inc. (Class B Stock)	44,629	4,015,718
NiSource, Inc.(b)	56,300	1,140,075
NRG Energy, Inc.(a)(b)	87,000	2,138,460
Nucor Corp.	30,950	1,275,759

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Occidental Petroleum Corp.	40,862	$4,251,282
Oracle Corp.	171,714	5,651,108
O’Reilly Automotive, Inc.(a)(b)	9,360	613,174
PepsiCo, Inc.	18,350	1,292,391
Pfizer, Inc.	211,200	4,350,720
PNC Financial Services Group, Inc.	66,557	3,967,463
PPG Industries, Inc.	52,757	4,789,808
Praxair, Inc.	61,394	6,654,496
Precision Castparts Corp.	26,171	4,309,055
priceline.com, Inc.(a)	11,635	5,956,305
Principal Financial Group, Inc.	29,800	906,516
Procter & Gamble Co. (The)	31,400	1,996,098
Raytheon Co.	30,200	1,505,470
Rockwell Automation, Inc.	50,033	4,340,863
Salesforce.com, Inc.(a)	6,715	1,000,401
Schlumberger Ltd.	11,950	1,032,480
SLM Corp.(a)	73,800	1,240,578
Sotheby’s	17,655	767,992
Southwest Airlines Co.	229,600	2,622,032
Spectra Energy Corp.	100,700	2,760,187
Sprint Nextel Corp.(a)	299,600	1,614,844
St Joe Co. (The)(a)(b)	51,600	1,075,344
Starbucks Corp.	113,939	4,499,451
State Street Corp.	39,850	1,796,836
TE Connectivity Ltd.	41,400	1,521,864
Tiffany & Co.	53,038	4,164,544
Time Warner, Inc.(b)	258,193	9,390,479
Time Warner Cable, Inc.	35,600	2,778,224
TJX Cos., Inc.	112,242	5,896,072
U.S. Bancorp	217,190	5,540,517
Union Pacific Corp.	77,383	8,078,785
Visa, Inc. (Class A Stock)	12,607	1,062,266
Vulcan Materials Co.(b)	44,850	1,728,071
Wal-Mart Stores, Inc.	39,200	2,083,088
Waste Management, Inc.	27,900	1,039,833
Wells Fargo & Co.	57,700	1,619,062
Western Union Co. (The)	110,400	2,211,312
Weyerhaeuser Co.	115,800	2,531,388
Wynn Resorts Ltd.	26,745	3,838,977
Yum! Brands, Inc.	58,245	3,217,454

		307,495,458

TOTAL COMMON STOCKS (cost $560,038,588)		644,020,207

PREFERRED STOCK — 0.3%
United States
Wells Fargo & Co. (cost $1,510,954)	63,000	1,801,170

	Units
RIGHTS
Italy
Fondiaria-Sai SpA(a) (cost $386,316)	19,900	49,925

TOTAL LONG-TERM INVESTMENTS (cost $561,935,858)		645,871,302

SEE NOTES TO FINANCIAL STATEMENTS.

A82

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SHORT-TERM INVESTMENTS — 5.2%	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund — 5.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $34,071,112; includes $11,869,560 of cash collateral received for securities on loan) (Note 4)(c)(d)	34,071,112	$34,071,112

	Principal Amount (000)
U.S. Government Obligation
U.S. Treasury Bill, 0.165%, 09/22/11 (cost $299,886)(e)(f)	$300	299,983

TOTAL SHORT-TERM INVESTMENTS (cost $34,370,998)		34,371,095

TOTAL INVESTMENTS(g) — 102.9% (cost $596,306,856)		680,242,397
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (2.9)%		(18,987,619)

NET ASSETS — 100.0%		$661,254,778

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,664,198; cash collateral of $11,869,560 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	As of June 30, 2011, 80 securities representing $104,837,235 and 15.9% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation
	Long Position:
12	S&P 500 E-MINI	Sep. 2011	$782,046	$789,300	$7,254

Forward currency contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Value at June 30, 2011	Unrealized Appreciation
British Pound expiring 09/23/11	Morgan Stanley & Co., Inc.	GBP	2,068	$3,302,927	$3,315,520	$12,593
Euro expiring 09/19/11	State Street Boston Corp.	EUR	1,438	2,045,854	2,080,902	35,048

				$5,348,781	$5,396,422	$47,641

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
British Pound expiring 09/23/11	Morgan Stanley & Co., Inc.	GBP	7,706	$12,582,781	$12,354,639	$228,142
Canadian Dollar expiring 09/22/11	State Street Boston Corp.	CAD	585	595,905	605,259	(9,354)
Euro expiring 09/19/11	State Street Boston Corp.	EUR	9,681	13,947,852	14,005,957	(58,105)
Euro expiring 09/19/11	State Street Boston Corp.	EUR	1,086	1,582,617	1,571,167	11,450
Japanese Yen expiring 09/21/11	Bank of New York	JPY	377,722	4,670,084	4,694,199	(24,115)
Japanese Yen expiring 09/21/11	Bank of New York	JPY	254,756	3,178,379	3,166,020	12,359
Japanese Yen expiring 09/21/11	Bank of New York	JPY	307,330	3,849,709	3,819,391	30,318
Swiss Franc expiring 09/20/11	Northern Trust	CHF	1,530	1,820,280	1,820,820	(540)

				$42,227,607	$42,037,452	$190,155

SEE NOTES TO FINANCIAL STATEMENTS.

A83

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$3,601,398	$10,822,484	$—
Austria	3,226,904	—	—
Belgium	1,591,633	—	—
Brazil	5,104,991	—	—
Canada	4,524,222	—	—
China	7,699,592	10,650,829	—
Denmark	4,062,516	—	—
Finland	3,487,752	—	—
France	36,537,045	—	—
Germany	33,946,795	—	—
Greece	79,003	—	—
Hong Kong	2,396,420	9,822,282	—
Indonesia	—	2,698,318	—
Ireland	2,064,447	—	—
Israel	4,225,060	—	—
Italy	8,669,460	—	—
Japan	—	57,040,451	—
Liechtenstein	338,521	—	—
Netherlands	5,844,602	—	—
New Zealand	—	685,780	—
Norway	1,895,959	—	—
Peru	1,833,155	—	—
Portugal	162,493	—	—
Singapore	—	3,946,491	—
South Africa	1,609,566	—	—
South Korea	—	6,109,605	—
Spain	10,495,724	—	—
Sweden	6,770,493	—	—
Switzerland	19,769,538	—	—
Taiwan	—	2,130,107	—
United Kingdom	61,750,225	930,888	—
United States	307,495,458	—	—
Preferred Stock
United States	1,801,170	—	—
Rights
Italy	49,925	—	—
U.S. Government Obligation	—	299,983	—
Affiliated Money Market Mutual Fund	34,071,112	—	—

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$7,254	$—	$—
Foreign Forward Currency Contracts	—	237,796	—

Total	$575,112,433	$105,375,014	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 12/31/10 was $21,877. $75,609,595 was transferred into Level 2 from Level 1 at 06/30/11 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A84

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Oil, Gas & Consumable Fuels	8.5%
Commercial Banks	7.5
Chemicals	5.9
Affiliated Money Market Mutual Fund (including 1.8% of collateral received for securities on loan)	5.2
Pharmaceuticals	5.2
Insurance	4.2
Machinery	4.0
Media	3.6
Specialty Retail	3.5
Hotels, Restaurants & Leisure	2.6
Aerospace & Defense	2.4
Software	2.4
Diversified Financial Services	2.3
Energy Equipment & Services	2.2
Metals & Mining	2.1
Diversified Telecommunication	1.8
Internet & Catalog Retail	1.8
Industrial Conglomerates	1.7
Textiles, Apparel & Luxury Goods	1.7
Real Estate Management & Development	1.6
Automobiles	1.5
Food & Staples Retailing	1.5
IT Services	1.5
Road & Rail	1.5
Trading Companies & Distributors	1.5
Wireless Telecommunication Services	1.5
Food Products	1.4
Internet Software & Services	1.4
Capital Markets	1.3
Electrical Equipment	1.3
Computers & Peripherals	1.2

Electric Utilities	1.2%
Communications Equipment	1.0
Personal Products	1.0
Auto Components	0.9
Biotechnology	0.8
Electronic Equipment & Instruments	0.8
Multi-Utilities	0.8
Airlines	0.7
Construction & Engineering	0.7
Consumer Finance	0.7
Semiconductors & Semiconductor Equipment	0.7
Beverages	0.6
Healthcare Equipment & Supplies	0.6
Household Products	0.6
Life Sciences Tools & Services	0.6
Transportation Infrastructure	0.6
Building Products	0.5
Commercial Services & Supplies	0.5
Distributors	0.5
Independent Power Producers & Energy Traders	0.5
Multiline Retail	0.4
Paper & Forest Products	0.4
Real Estate Investment Trusts	0.4
Construction Materials	0.3
Diversified Consumer Services	0.3
Household Durables	0.3
Containers & Packaging	0.2
Health Care Providers & Services	0.2
Gas Utilities	0.1
Healthcare Technology	0.1
Tobacco	0.1

102.9
Liabilities in excess of other assets	(2.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$49,925		—	$—
Equity contracts	Due from broker — variation margin	7,254	*	—	—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	329,910		Unrealized depreciation on forward foreign currency exchange contracts	92,114

Total		$387,089			$92,114

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Futures	Total
Equity contracts	$26,682	$—	$(88,411)	$(61,729)
Foreign exchange contracts	—	(1,906,364)	—	(1,906,364)

Total	$26,682	$(1,906,364)	$(88,411)	$(1,968,093)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Futures	Total
Equity contracts	$(336,391)	$—	$7,254	$(329,137)
Foreign exchange contracts	—	237,796	—	237,796

Total	$(336,391)	$237,796	$7,254	$(91,341)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities are as follows:

Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Futures Long Position (Value at Trade Date)
$3,373,714	$29,674,301	$2,578,557

SEE NOTES TO FINANCIAL STATEMENTS.

A86

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $11,664,198:
Unaffiliated investments (cost $562,235,744)	$646,171,285
Affiliated investments (cost $34,071,112)	34,071,112
Foreign currency, at value (cost $2,272,884)	2,344,114
Foreign tax reclaim receivable	1,519,033
Dividends and interest receivable	1,083,279
Receivable for investments sold	621,973
Unrealized appreciation on forward foreign currency exchange contracts	329,910
Due from broker—variation margin	16,045
Receivable for Series shares sold	7,526
Prepaid expenses	655

Total Assets	686,164,932

LIABILITIES
Payable for investments purchased	12,145,305
Collateral for securities on loan	11,869,560
Management fee payable	396,591
Accrued expenses and other liabilities	256,849
Payable for Series shares repurchased	148,809
Unrealized depreciation on forward foreign currency exchange contracts	92,114
Affiliated transfer agent fee payable	926

Total Liabilities	24,910,154

NET ASSETS	$661,254,778

Net assets were comprised of:
Paid-in capital	$676,875,984
Retained earnings	(15,621,206)

Net assets, June 30, 2011	$661,254,778

Net asset value and redemption price per share, $661,254,778 / 34,513,596 outstanding shares of beneficial interest	$19.16

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $709,559)	$9,345,192
Affiliated income from securities loaned, net	156,234
Affiliated dividend income	19,734
Interest	553

9,521,713

EXPENSES
Management fee	2,470,920
Custodian’s fees and expenses	146,000
Shareholders’ reports	74,000
Audit fee	12,000
Trustees’ fees	8,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Insurance expenses	4,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 8)	6
Miscellaneous	20,979

Total expenses	2,747,905

NET INVESTMENT INCOME	6,773,808

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	28,816,292
Futures transactions	(88,411)
Foreign currency transactions	(1,558,882)

27,168,999

Net change in unrealized appreciation (depreciation) on:
Investments	(795,636)
Futures	7,254
Foreign currencies	375,797

(412,585)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	26,756,414

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,530,222

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,773,808	$9,687,610
Net realized gain on investments and foreign currencies	27,168,999	34,990,328
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(412,585)	29,124,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	33,530,222	73,802,776

DISTRIBUTIONS	(9,684,066)	(9,476,827)

SERIES SHARE TRANSACTIONS:
Series shares sold [568,774 and 619,301 shares, respectively]	10,708,152	10,445,077
Series shares issued in reinvestment of distributions [525,167 and 613,784 shares, respectively]	9,684,066	9,476,827
Series shares repurchased [1,645,618 and 3,317,264 shares, respectively]	(31,502,380)	(55,260,539)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(11,110,162)	(35,338,635)

TOTAL INCREASE IN NET ASSETS	12,735,994	28,987,314
NET ASSETS:
Beginning of period	648,518,784	619,531,470

End of period	$661,254,778	$648,518,784

SEE NOTES TO FINANCIAL STATEMENTS.

A87

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.4%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Asset-Backed Securities — 1.4%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,722,545
Small Business Administration Participation Certificates,
Ser. 1996-20J, Class 1	7.200%	10/01/16	1,225	1,307,635
Ser. 1997-20A, Class 1	7.150%	01/01/17	838	928,973
Ser. 1997-20G, Class 1	6.850%	07/01/17	443	481,256
Ser. 1998-20I, Class 1	6.000%	09/01/18	1,036	1,130,144

				5,570,553

Collateralized Mortgage Obligations — 2.4%
Federal Home Loan Mortgage Corp.,
Ser. 2002-2496, Class PM	5.500%	09/15/17	1,716	1,872,158
Ser. 2002-2501, Class MC	5.500%	09/15/17	620	668,989
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,552,724
Ser. 2002-2518, Class PV	5.500%	06/15/19	1,920	1,972,409
Federal National Mortgage Association,
Ser. 2002-18, Class PC	5.500%	04/25/17	1,525	1,593,417
Ser. 2002-57, Class ND	5.500%	09/25/17	681	733,668
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.496%	10/25/28	97	88,105
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	2.580%	02/25/34	330	305,540

				9,787,010

Commercial Mortgage-Backed Securities — 11.1%
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2	5.381%	01/15/49	2,466	2,484,289
Bear Stearns Commercial Mortgage Securities, Inc.,
Ser. 2004-T16, Class A5	4.600%	02/13/46	4,200	4,341,402
Ser. 2005-PW10, Class A4(a)	5.405%	12/11/40	2,000	2,180,322
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3	5.293%	12/11/49	1,800	1,856,392
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	4.832%	04/15/37	2,700	2,875,450
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	6.010%	05/15/46	1,300	1,389,633
Federal Home Loan Mortgage Corp.,
Ser. 2010-K005, Class A2	4.317%	11/25/19	2,600	2,691,062
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	3,745,333
Ser. 2010-K009, Class A2	3.808%	08/25/20	2,900	2,912,723
Ser. 2011-K013, Class A2(a)	3.974%	01/25/21	3,400	3,440,503
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	2,262	2,300,763
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	5.778%	08/10/45	1,932	1,981,802
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3(a)	6.005%	06/15/49	1,000	1,062,027
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	2,628	2,706,174
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	5.332%	12/15/43	1,800	1,944,672
NCUA Gtd. Notes, Ser. 2010-C1, Class A2	2.900%	10/29/20	2,000	1,996,264
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C25, Class A4(a)	5.860%	05/15/43	2,000	2,207,233
Ser. 2006-C27, Class A2	5.624%	07/15/45	2,494	2,496,857

				44,612,901

Corporate Bonds — 1.5%
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,056,394
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	1.625%	07/07/14	1,565	1,561,729
Kommunalbanken AS (Norway), 144A	1.000%	06/16/14	3,400	3,385,890

				6,004,013

Mortgage-Backed Securities — 48.1%
Federal Home Loan Mortgage Corp.(a)	2.479%	05/01/34	793	833,253
Federal Home Loan Mortgage Corp.	4.000%	06/01/26-12/01/40	2,541	2,564,690
Federal Home Loan Mortgage Corp.	4.500%	TBA 30 Year	3,000	3,089,532
Federal Home Loan Mortgage Corp.	5.000%	06/01/33-05/01/34	5,612	5,995,298
Federal Home Loan Mortgage Corp.	5.500%	05/01/37-05/01/38	2,291	2,480,427

SEE NOTES TO FINANCIAL STATEMENTS.

A88

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp.(h)	5.500%	TBA 30 Year	$3,000	$3,234,843
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	282	313,343
Federal Home Loan Mortgage Corp.(h)	6.000%	TBA 30 Year	2,000	2,192,500
Federal Home Loan Mortgage Corp.	6.500%	12/01/11-09/01/32	214	239,988
Federal Home Loan Mortgage Corp.	7.000%	09/01/12-10/01/32	80	93,170
Federal National Mortgage Association(a)	2.279%	07/01/33	2,393	2,516,848
Federal National Mortgage Association(a)	2.291%	04/01/34	281	293,407
Federal National Mortgage Association(a)	2.357%	06/01/34	635	655,776
Federal National Mortgage Association(a)	2.518%	04/01/34	564	592,523
Federal National Mortgage Association(a)	2.643%	08/01/33	1,417	1,476,085
Federal National Mortgage Association	3.500%	06/01/39	983	941,765
Federal National Mortgage Association(h)	3.500%	TBA 30 Year	10,000	9,562,500
Federal National Mortgage Association	4.000%	TBA 15 Year	12,500	13,019,525
Federal National Mortgage Association	4.000%	TBA 30 Year	6,500	6,500,000
Federal National Mortgage Association	4.500%	05/01/40	8,725	9,066,630
Federal National Mortgage Association	4.500%	TBA 30 Year	17,000	17,587,027
Federal National Mortgage Association	5.000%	07/01/18-05/01/36	10,563	11,332,172
Federal National Mortgage Association	5.000%	TBA 30 Year	29,750	31,609,375
Federal National Mortgage Association	5.500%	01/01/17-11/01/36	19,827	21,592,807
Federal National Mortgage Association	5.500%	TBA 30 Year	3,000	3,237,657
Federal National Mortgage Association	6.000%	11/01/14-05/01/38	7,144	7,887,008
Federal National Mortgage Association(h)	6.000%	TBA 30 Year	1,500	1,645,078
Federal National Mortgage Association	6.500%	01/01/15-10/01/37	3,578	4,060,353
Federal National Mortgage Association	7.000%	02/01/12-01/01/36	625	720,280
Federal National Mortgage Association	7.500%	10/01/11-07/01/12	8	8,061
Federal National Mortgage Association	8.000%	03/01/22-02/01/26	25	28,339
Federal National Mortgage Association	9.000%	02/01/25-04/01/25	99	116,656
Government National Mortgage Association	4.500%	07/20/40	994	1,048,740
Government National Mortgage Association	4.500%	TBA 30 Year	12,000	12,628,128
Government National Mortgage Association(h)	4.500%	TBA 30 Year	4,000	4,221,248
Government National Mortgage Association	5.000%	07/15/33-04/15/34	2,346	2,560,645
Government National Mortgage Association	5.000%	TBA 30 Year	3,000	3,252,187
Government National Mortgage Association	5.500%	03/15/34-03/15/36	1,879	2,078,713
Government National Mortgage Association	6.500%	07/15/32-08/15/32	453	516,432
Government National Mortgage Association	7.000%	03/15/23-08/15/28	1,090	1,265,788
Government National Mortgage Association	7.500%	12/15/25-02/15/26	192	225,102
Government National Mortgage Association	8.500%	09/15/24-04/15/25	261	313,852

				193,597,751

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	659,900

U.S. Government Agency Obligations — 3.8%
Federal Home Loan Mortgage Corp.	1.000%	08/27/14	1,245	1,243,357
Federal Home Loan Mortgage Corp.	5.125%	11/17/17	1,270	1,458,171
Financing Corp. FICO, Ser. 1P(b)	2.910%	05/11/18	4,000	3,285,952
Tennessee Valley Authority	5.250%	09/15/39	870	921,165
Tennessee Valley Authority	5.500%	06/15/38	465	506,176
GMAC, Inc., FDIC Gtd. Notes	1.750%	10/30/12	4,415	4,489,958
Western Corporate Federal Credit Union, Gtd. Notes.	1.750%	11/02/12	3,405	3,458,588

				15,363,367

U.S. Treasury Securities — 28.9%
U.S. Treasury Bonds	4.375%	05/15/41	1,395	1,392,824
U.S. Treasury Bonds	4.750%	02/15/41	9,315	9,901,556
U.S. Treasury Bonds(c)	5.250%	11/15/28	3,255	3,756,472
U.S. Treasury Bonds	7.500%	11/15/24	775	1,091,418
U.S. Treasury Notes	0.375%	06/30/13	5,235	5,226,415
U.S. Treasury Notes	0.500%	05/31/13	1,750	1,751,846

SEE NOTES TO FINANCIAL STATEMENTS.

A89

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Securities (continued)
U.S. Treasury Notes(d)	0.625%	06/30/12	$1,500	$1,505,865
U.S. Treasury Notes	1.375%	01/15/13	10,800	10,967,065
U.S. Treasury Notes	1.500%	06/30/16	2,427	2,397,415
U.S. Treasury Notes	1.750%	05/31/16	5,830	5,839,095
U.S. Treasury Notes	3.125%	05/15/21	10,960	10,929,202
U.S. Treasury Notes	3.125%	04/30/13	3,520	3,692,839
U.S. Treasury Notes	3.500%	05/31/13	2,220	2,348,605
U.S. Treasury Strips Coupon(e)	1.250%	05/15/15	12,430	11,844,423
U.S. Treasury Strips Coupon(e)	4.080%	05/15/24	6,500	3,863,788
U.S. Treasury Strips Coupon(e)	4.120%	08/15/24	10,095	5,913,015
U.S. Treasury Strips Coupon(e)	4.120%	11/15/24	1,835	1,058,923
U.S. Treasury Strips Coupon(e)	4.210%	08/15/25	5,500	3,036,913
U.S. Treasury Strips Coupon(e)	4.390%	02/15/22	4,950	3,358,238
U.S. Treasury Strips Coupon(e)	4.490%	05/15/22	3,000	2,006,490
U.S. Treasury Strips Coupon(e)	4.580%	08/15/22	3,005	1,981,356
U.S. Treasury Strips Coupon(e)	4.660%	11/15/22	4,820	3,133,742
U.S. Treasury Strips Coupon(e)	5.040%	11/15/23	6,935	4,245,968
U.S. Treasury Strips Coupon(e)	5.130%	02/15/24	6,500	3,920,924
U.S. Treasury Strips Coupon(e)	5.570%	05/15/25	11,300	6,332,034
U.S. Treasury Strips Coupon(c)(e)	5.990%	08/15/26	2,665	1,388,747
U.S. Treasury Strips Coupon(e)	6.210%	05/15/27	5,240	2,619,623
U.S. Treasury Strips Coupon(e)	7.970%	08/15/33	2,725	976,757

				116,481,558

TOTAL LONG-TERM INVESTMENTS (cost $381,340,877)				392,077,053

			Shares
SHORT-TERM INVESTMENTS — 32.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $52,910,529) (Note 4)(f)			5,359,203	48,232,831
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $82,649,210; includes $6,633,735 of cash collateral received for securities on loan) (Note 4)(f)(g)			82,649,210	82,649,210

TOTAL AFFILIATED MUTUAL FUNDS (cost $135,559,739)				130,882,041

TOTAL INVESTMENTS — 129.9% (cost $516,900,616)				522,959,094
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (29.9)%				(120,380,518)

NET ASSETS — 100.0%				$402,578,576

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FDIC	Federal Deposit Insurance Corp.
FICO	Financing Corp.
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicated variable rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(b)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,468,962; cash collateral of $6,633,735 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(e)	Rate shown reflects the effective yield at June 30, 2011.

(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)	All or partial principal amount totaling $20,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Future contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Long Positions:
8	2 Year U.S. Treasury Notes	Sep. 2011	$1,754,760	$1,754,750	$(10)
932	5 Year U.S. Treasury Notes	Sep. 2011	110,789,407	111,090,031	300,624
31	U.S. Ultra Bond	Sep. 2011	3,944,585	3,913,750	(30,835)

					269,779

Short Positions:
530	10 Year U.S. Treasury Notes	Sep. 2011	65,416,481	64,833,906	582,575
428	U.S. Long Bond	Sep. 2011	53,117,216	52,657,375	459,841

					1,042,416

					$1,312,195

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America(2)	06/09/14	$3,400	1.031%	3 month LIBOR	$4,413	$—	$4,413
Citibank, NA(2)	07/07/14	1,565	1.091%	3 month LIBOR	1,482	—	1,482
Citibank, NA(1)	05/15/18	8,450	2.526%	3 month LIBOR	(101,326)	—	(101,326)
Morgan Stanley Capital Services, Inc.(1)	05/15/18	8,860	2.510%	3 month LIBOR	(115,410)	—	(115,410)
Morgan Stanley Capital Services, Inc.(1)	06/08/21	5,000	4.640%	3 month LIBOR	(22,252)	—	(22,252)

					$(233,093)	$—	$(233,093)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

LIBOR	London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following is a summary of the inputs used as of June 30, 2011 in valuing such Portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,570,553	$—
Collateralized Mortgage Obligations	—	9,787,010	—
Commercial Mortgage-Backed Securities	—	44,612,901	—
Corporate Bonds	—	6,004,013	—
Mortgage-Backed Securities	—	193,597,751	—
Municipal Bond	—	659,900	—
U.S. Government Agency Obligations	—	15,363,367	—
U.S. Treasury Securities	—	116,481,558	—
Affiliated Mutual Funds	130,882,041	—	—
Other Financial Instruments*
Futures Contracts	1,312,195	—	—
Interest Rate Swaps	—	(233,093)	—

Total	$132,194,236	$391,843,960	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Mortgage-Backed Securities	48.1%
Affiliated Mutual Funds (including 1.6% of collateral received for securities on loan)	32.5
U.S. Treasury Securities	28.9
Commercial Mortgage-Backed Securities	11.1
U.S. Government Agency Obligations	3.8
Collateralized Mortgage Obligations	2.4
Corporate Bonds	1.5
Asset-Backed Securities	1.4
Municipal Bond	0.2

129.9
Liabilities in excess of other assets	(29.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. Detailed discussion about these risks can be found in the Notes to the Financial Statements. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$1,343,040	*	Due from broker — variation margin	$30,845	*
Interest rate contracts	Unrealized appreciation on swap agreements	5,895		Unrealized depreciation on swap agreements	238,988

Total		$1,348,935			$269,833

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$1,291,907	$(216,774)	$1,075,133

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(625,226)	$(178,154)	$(803,380)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities are as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$113,622,382	$111,977,994	$22,058

SEE NOTES TO FINANCIAL STATEMENTS.

A93

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $6,468,962:
Unaffiliated investments (cost $381,340,877)	$392,077,053
Affiliated investments (cost $135,559,739)	130,882,041
Receivable for investments sold	186,841,804
Dividends and interest receivable	1,196,574
Due from broker—variation margin	207,145
Unrealized appreciation on swap agreements	5,895
Receivable for Series shares sold	1,343
Prepaid expenses	497

Total Assets	711,212,352

LIABILITIES
Payable for investments purchased	301,242,596
Collateral for securities on loan	6,633,735
Unrealized depreciation on swap agreements	238,988
Payable for Series shares repurchased	237,677
Management fee payable	132,688
Accrued expenses and other liabilities	99,702
Payable to custodian	45,395
Deferred trustees’ fees	2,069
Affiliated transfer agent fee payable	926

Total Liabilities	308,633,776

NET ASSETS	$402,578,576

Net assets were comprised of:
Paid-in capital	$390,598,822
Retained earnings	11,979,754

Net assets, June 30, 2011	$402,578,576

Net asset value and redemption price per share, $402,578,576 / 33,787,824 outstanding shares of beneficial interest	$11.91

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Interest	$5,683,957
Affiliated dividend income	408,944
Affiliated income from securities loaned, net	16,088

6,108,989

EXPENSES
Management fee	788,579
Shareholders’ reports	66,000
Custodian’s fees and expenses	42,000
Audit fee	14,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	5,260

Total expenses	936,839

NET INVESTMENT INCOME	5,172,150

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	3,205,478
Foreign currency transactions	(11)
Futures transactions	1,291,907
Swap agreement transactions	(216,774)

4,280,600

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $53,592)	1,391,907
Futures	(625,226)
Swap agreements	(178,154)

588,527

NET GAIN ON INVESTMENTS	4,869,127

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,041,277

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$5,172,150	$11,481,089
Net realized gain on investments	4,280,600	8,366,571
Net change in unrealized appreciation (depreciation) on investments	588,527	6,702,759

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,041,277	26,550,419

DISTRIBUTIONS	(13,673,891)	(21,211,457)

SERIES SHARE TRANSACTIONS:
Series shares sold [958,122 and 3,844,283 shares, respectively]	11,480,672	46,399,951
Series shares issued in reinvestment of distributions [1,141,758 and 1,770,163 shares, respectively]	13,673,891	21,211,457
Series shares repurchased [1,510,824 and 4,057,749 shares, respectively]	(18,184,115)	(49,100,020)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	6,970,448	18,511,388

TOTAL INCREASE IN NET ASSETS	3,337,834	23,850,350
NET ASSETS:
Beginning of period	399,240,742	375,390,392

End of period	$402,578,576	$399,240,742

SEE NOTES TO FINANCIAL STATEMENTS.

A94

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.8%
Boeing Co. (The)	138,936	$10,271,538
General Dynamics Corp.	72,300	5,387,796
Goodrich Corp.	23,300	2,225,150
Honeywell International, Inc.	149,650	8,917,644
ITT Corp.(a)	33,800	1,991,834
L-3 Communications Holdings, Inc.	20,900	1,827,705
Lockheed Martin Corp.(a)	55,698	4,509,867
Northrop Grumman Corp.	56,826	3,940,883
Precision Castparts Corp.	26,800	4,412,620
Raytheon Co.	67,718	3,375,742
Rockwell Collins, Inc.	30,600	1,887,714
Textron, Inc.	44,900	1,060,089
United Technologies Corp.	176,500	15,622,015

		65,430,597

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	31,700	2,499,228
Expeditors International of Washington, Inc.	41,600	2,129,504
FedEx Corp.	60,840	5,770,674
United Parcel Service, Inc. (Class B Stock)	190,100	13,863,993

		24,263,399

Airlines — 0.1%
Southwest Airlines Co.	139,337	1,591,229

Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The)(b)	38,600	647,322
Johnson Controls, Inc.	128,700	5,361,642

		6,008,964

Automobiles — 0.5%
Ford Motor Co.(a)(b)	720,959	9,942,025
Harley-Davidson, Inc.	48,300	1,978,851

		11,920,876

Beverages — 2.5%
Brown-Forman Corp. (Class B Stock)	18,500	1,381,765
Coca-Cola Co. (The)	435,600	29,311,524
Coca-Cola Enterprises, Inc.	60,600	1,768,308
Constellation Brands, Inc. (Class A Stock)(b)	34,100	709,962
Dr Pepper Snapple Group, Inc.	44,400	1,861,692
Molson Coors Brewing Co. (Class B Stock)	31,100	1,391,414
PepsiCo, Inc.	299,839	21,117,661

		57,542,326

Biotechnology — 1.2%
Amgen, Inc.(b)	176,564	10,302,509
Biogen Idec, Inc.(b)	46,625	4,985,145
Celgene Corp.(b)	89,200	5,380,544
Cephalon, Inc.(a)(b)	14,600	1,166,540
Gilead Sciences, Inc.(b)	147,700	6,116,257

		27,950,995

Building Products
Masco Corp.(a)	54,800	659,244

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 2.3%
Ameriprise Financial, Inc.	48,100	$2,774,408
Bank of New York Mellon Corp. (The)	237,589	6,087,030
BlackRock, Inc. (Class A Stock)	17,800	3,414,218
Charles Schwab Corp. (The)(a)	189,300	3,113,985
E*Trade Financial Corp.(b)	43,610	601,818
Federated Investors, Inc. (Class B Stock)(a)	17,700	421,968
Franklin Resources, Inc.	26,400	3,466,056
Goldman Sachs Group, Inc. (The)	98,100	13,056,129
Invesco Ltd.	91,400	2,138,760
Janus Capital Group, Inc.	32,000	302,080
Legg Mason, Inc.	28,300	927,108
Morgan Stanley	292,810	6,737,558
Northern Trust Corp.	45,600	2,095,776
State Street Corp.	97,400	4,391,766
T. Rowe Price Group, Inc.	50,600	3,053,204

		52,581,864

Chemicals — 2.1%
Air Products & Chemicals, Inc.	40,700	3,890,106
Airgas, Inc.	13,200	924,528
CF Industries Holdings, Inc.	12,800	1,813,376
Dow Chemical Co. (The)	225,661	8,123,796
E.I. du Pont de Nemours & Co.	176,191	9,523,123
Eastman Chemical Co.	12,800	1,306,496
Ecolab, Inc.	45,200	2,548,376
FMC Corp.	12,600	1,083,852
International Flavors & Fragrances, Inc.	16,100	1,034,264
Monsanto Co.	101,696	7,377,028
PPG Industries, Inc.	31,300	2,841,727
Praxair, Inc.	58,000	6,286,620
Sherwin-Williams Co. (The)	17,400	1,459,338
Sigma-Aldrich Corp.	20,700	1,518,966

		49,731,596

Commercial Banks — 2.6%
BB&T Corp.(a)	137,100	3,679,764
Comerica, Inc.	31,550	1,090,684
Fifth Third Bancorp	167,749	2,138,800
First Horizon National Corp.	44,745	426,867
Huntington Bancshares, Inc.	148,775	975,964
KeyCorp	179,700	1,496,901
M&T Bank Corp.(a)	23,800	2,093,210
Marshall & Ilsley Corp.	105,998	844,804
PNC Financial Services Group, Inc.	104,093	6,204,984
Regions Financial Corp.	245,212	1,520,314
SunTrust Banks, Inc.	100,800	2,600,640
U.S. Bancorp	374,481	9,553,010
Wells Fargo & Co.	1,007,786	28,278,475
Zions Bancorporation(a)	30,000	720,300

		61,624,717

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	21,600	834,408
Cintas Corp.(a)	25,000	825,750
Iron Mountain, Inc.	35,500	1,210,195
Pitney Bowes, Inc.(a)	41,100	944,889

SEE NOTES TO FINANCIAL STATEMENTS.

A95

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies (continued)
Republic Services, Inc.	60,510	$1,866,734
RR Donnelley & Sons Co.	38,800	760,868
Stericycle, Inc.(b)	14,400	1,283,328
Waste Management, Inc.	91,430	3,407,596

		11,133,768

Communications Equipment — 2.0%
Cisco Systems, Inc.	1,059,800	16,543,478
F5 Networks, Inc.(b)	14,800	1,631,700
Harris Corp.	25,600	1,153,536
JDS Uniphase Corp.(b)	43,587	726,159
Juniper Networks, Inc.(b)	101,400	3,194,100
Motorola Mobility Holdings, Inc.(b)	53,636	1,182,138
Motorola Solutions, Inc.(b)	64,727	2,980,031
QUALCOMM, Inc.	317,300	18,019,467
Tellabs, Inc.	30,000	138,300

		45,568,909

Computers & Peripherals — 4.2%
Apple, Inc.(b)	175,100	58,775,817
Dell, Inc.(b)	326,600	5,444,422
EMC Corp.(a)(b)	391,174	10,776,844
Hewlett-Packard Co.	400,916	14,593,342
Lexmark International, Inc. (Class A Stock)(b)	15,514	453,940
NetApp, Inc.(a)(b)	66,800	3,525,704
SanDisk Corp.(b)	43,900	1,821,850
Western Digital Corp.(b)	45,900	1,669,842

		97,061,761

Construction & Engineering — 0.2%
Fluor Corp.	32,900	2,127,314
Jacobs Engineering Group, Inc.(b)	22,200	960,150
Quanta Services, Inc.(b)	33,000	666,600

		3,754,064

Construction Materials
Vulcan Materials Co.(a)	22,300	859,219

Consumer Finance — 0.8%
American Express Co.	199,500	10,314,150
Capital One Financial Corp.	88,569	4,576,360
Discover Financial Services	110,305	2,950,659
SLM Corp.	102,000	1,714,620

		19,555,789

Containers & Packaging — 0.1%
Ball Corp.	33,600	1,292,256
Bemis Co., Inc.	17,900	604,662
Owens-Illinois, Inc.(b)	30,400	784,624
Sealed Air Corp.	31,620	752,240

		3,433,782

Distributors — 0.1%
Genuine Parts Co.(a)	32,025	1,742,160

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(b)	22,700	991,536
DeVry, Inc.	8,800	520,344
H&R Block, Inc.	63,400	1,016,936

		2,528,816

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 3.7%
Bank of America Corp.	1,931,832	$21,172,879
Citigroup, Inc.(b)	554,197	23,076,763
CME Group, Inc.	12,920	3,767,343
IntercontinentalExchange, Inc.(b)	14,800	1,845,708
JPMorgan Chase & Co.	760,145	31,120,336
Leucadia National Corp.(a)	37,600	1,282,160
Moody’s Corp.(a)	38,120	1,461,902
NASDAQ OMX Group, Inc. (The)(b)	28,500	721,050
NYSE Euronext	50,600	1,734,062

		86,182,203

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	1,128,311	35,440,248
CenturyLink, Inc.	110,785	4,479,038
Frontier Communications Corp.	177,916	1,435,782
Verizon Communications, Inc.	541,738	20,168,906
Windstream Corp.	90,665	1,175,018

		62,698,992

Electric Utilities — 1.8%
American Electric Power Co., Inc.	93,140	3,509,515
Duke Energy Corp.(a)	253,982	4,782,481
Edison International	61,100	2,367,625
Entergy Corp.	35,000	2,389,800
Exelon Corp.	125,250	5,365,710
FirstEnergy Corp.	79,480	3,509,042
NextEra Energy, Inc.	81,000	4,654,260
Northeast Utilities	35,700	1,255,569
Pepco Holdings, Inc.	38,200	749,866
Pinnacle West Capital Corp.	20,900	931,722
PPL Corp.	102,700	2,858,141
Progress Energy, Inc.	57,114	2,742,043
Southern Co.	161,300	6,513,294

		41,629,068

Electrical Equipment — 0.5%
Emerson Electric Co.	147,400	8,291,250
Rockwell Automation, Inc.	28,100	2,437,956
Roper Industries, Inc.	18,900	1,574,370

		12,303,576

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	35,000	1,889,650
Corning, Inc.	305,000	5,535,750
FLIR Systems, Inc.	24,900	839,379
Jabil Circuit, Inc.	40,100	810,020
Molex, Inc.	26,600	685,482

		9,760,281

Energy Equipment & Services — 2.3%
Baker Hughes, Inc.	80,248	5,822,795
Cameron International Corp.(a)(b)	45,300	2,278,137
Diamond Offshore Drilling, Inc.(a)	12,500	880,125
FMC Technologies, Inc.(a)(b)	45,600	2,042,424
Halliburton Co.	175,600	8,955,600
Helmerich & Payne, Inc.	21,100	1,395,132
Nabors Industries Ltd.(b)	56,600	1,394,624
National Oilwell Varco, Inc.	81,400	6,366,294
Noble Corp.	45,300	1,785,273
Rowan Cos., Inc.(b)	22,500	873,225

SEE NOTES TO FINANCIAL STATEMENTS.

A96

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Schlumberger Ltd.	256,522	$22,163,501

		53,957,130

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	83,832	6,810,512
CVS Caremark Corp.	261,438	9,824,840
Kroger Co. (The)	118,900	2,948,720
Safeway, Inc.	66,800	1,561,116
SUPERVALU, Inc.(a)	23,408	220,269
Sysco Corp.	112,600	3,510,868
Walgreen Co.	176,700	7,502,682
Wal-Mart Stores, Inc.	367,700	19,539,578
Whole Foods Market, Inc.	29,000	1,840,050

		53,758,635

Food Products — 1.7%
Archer-Daniels-Midland Co.	126,438	3,812,106
Campbell Soup Co.(a)	34,900	1,205,795
ConAgra Foods, Inc.	72,300	1,866,063
Dean Foods Co.(b)	20,000	245,400
General Mills, Inc.	120,100	4,470,122
H.J. Heinz Co.	61,350	3,268,728
Hershey Co. (The)	28,900	1,642,965
Hormel Foods Corp.	27,600	822,756
J.M. Smucker Co. (The)	22,400	1,712,256
Kellogg Co.	47,500	2,627,700
Kraft Foods, Inc. (Class A Stock)	333,611	11,753,115
McCormick & Co., Inc.	24,800	1,229,336
Mead Johnson Nutrition Co.	38,493	2,600,202
Sara Lee Corp.	113,900	2,162,961
Tyson Foods, Inc. (Class A Stock)	59,800	1,161,316

		40,580,821

Gas Utilities — 0.1%
Nicor, Inc.	7,800	426,972
ONEOK, Inc.	17,420	1,289,254

		1,716,226

Healthcare Equipment & Supplies — 1.9%
Baxter International, Inc.	108,100	6,452,489
Becton, Dickinson & Co.	41,700	3,593,289
Boston Scientific Corp.(b)	300,299	2,075,066
C.R. Bard, Inc.	16,700	1,834,662
CareFusion Corp.(b)	39,537	1,074,221
Covidien PLC	93,700	4,987,651
DENTSPLY International, Inc.	26,100	993,888
Edwards Lifesciences Corp.(b)	20,700	1,804,626
Intuitive Surgical, Inc.(a)(b)	7,700	2,865,247
Medtronic, Inc.	203,300	7,833,149
St. Jude Medical, Inc.	62,700	2,989,536
Stryker Corp.	63,700	3,738,553
Varian Medical Systems, Inc.(a)(b)	23,300	1,631,466
Zimmer Holdings, Inc.(b)	35,386	2,236,395

		44,110,238

Healthcare Providers & Services — 2.2%
Aetna, Inc.(b)	75,648	3,335,320
AmerisourceBergen Corp.(a)	51,900	2,148,660
Cardinal Health, Inc.	66,875	3,037,463
CIGNA Corp.	53,500	2,751,505

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
Coventry Health Care, Inc.(b)	30,950	$1,128,746
DaVita, Inc.(b)	18,400	1,593,624
Express Scripts, Inc.(a)(b)	101,600	5,484,368
Humana, Inc.	32,800	2,641,712
Laboratory Corp. of America Holdings(a)(b)	19,400	1,877,726
McKesson Corp.	48,107	4,024,151
Medco Health Solutions, Inc.(b)	78,092	4,413,760
Patterson Cos., Inc.	15,900	522,951
Quest Diagnostics, Inc.	28,100	1,660,710
Tenet Healthcare Corp.(b)	80,000	499,200
UnitedHealth Group, Inc.	209,600	10,811,168
WellPoint, Inc.	72,400	5,702,948

		51,634,012

Healthcare Technology — 0.1%
Cerner Corp.(a)(b)	24,600	1,503,306

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	82,900	3,119,527
Chipotle Mexican Grill, Inc.(a)(b)	5,500	1,695,045
Darden Restaurants, Inc.	27,550	1,370,888
International Game Technology	49,100	863,178
Marriott International, Inc. (Class A Stock)	49,403	1,753,312
McDonald’s Corp.	199,000	16,779,680
Starbucks Corp.	142,300	5,619,427
Starwood Hotels & Resorts Worldwide, Inc.	33,800	1,894,152
Wyndham Worldwide Corp.	32,563	1,095,745
Wynn Resorts Ltd.	13,100	1,880,374
Yum! Brands, Inc.	85,900	4,745,116

		40,816,444

Household Durables — 0.3%
D.R. Horton, Inc.	49,200	566,784
Fortune Brands, Inc.	26,900	1,715,413
Harman International Industries, Inc.	14,100	642,537
Leggett & Platt, Inc.	28,200	687,516
Lennar Corp. (Class A Stock)	25,700	466,455
Newell Rubbermaid, Inc.	60,049	947,573
Pulte Group, Inc.(b)	48,385	370,629
Whirlpool Corp.(a)	14,607	1,187,842

		6,584,749

Household Products — 2.1%
Clorox Co.	24,400	1,645,536
Colgate-Palmolive Co.	94,300	8,242,763
Kimberly-Clark Corp.(a)	76,288	5,077,729
Procter & Gamble Co. (The)	532,681	33,862,531

		48,828,559

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(b)	133,100	1,695,694
Constellation Energy Group, Inc.	38,950	1,478,542
NRG Energy, Inc.(a)(b)	49,800	1,224,084

		4,398,320

Industrial Conglomerates — 2.6%
3M Co.	135,900	12,890,115
Danaher Corp.	104,000	5,510,960

SEE NOTES TO FINANCIAL STATEMENTS.

A97

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Industrial Conglomerates (continued)
General Electric Co.	2,025,800	$38,206,588
Tyco International Ltd.	89,700	4,433,871

		61,041,534

Insurance — 3.5%
ACE Ltd.	64,300	4,232,226
Aflac, Inc.	94,100	4,392,588
Allstate Corp. (The)	103,288	3,153,383
American International Group, Inc.(a)(b)	76,629	2,246,762
Aon Corp.	62,425	3,202,403
Assurant, Inc.	24,500	888,615
Berkshire Hathaway, Inc. (Class B Stock)(b)	330,100	25,546,439
Chubb Corp. (The)	58,700	3,675,207
Cincinnati Financial Corp.	32,528	949,167
Genworth Financial, Inc. (Class A Stock)(b)	103,200	1,060,896
Hartford Financial Services Group, Inc. (The)	86,300	2,275,731
Lincoln National Corp.	62,963	1,793,816
Loews Corp.	62,026	2,610,674
Marsh & McLennan Cos., Inc.	110,700	3,452,733
MetLife, Inc.	201,100	8,822,257
Principal Financial Group, Inc.(a)	65,500	1,992,510
Progressive Corp. (The)	131,800	2,817,884
Torchmark Corp.	15,700	1,006,998
Travelers Cos., Inc. (The)	82,598	4,822,071
Unum Group	67,956	1,731,519
XL Group PLC (Class A Stock)	59,500	1,307,810

		81,981,689

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(b)	67,300	13,762,177
Expedia, Inc.(a)	39,800	1,153,802
NetFlix, Inc.(a)(b)	7,500	1,970,175
priceline.com, Inc.(b)	9,200	4,709,756

		21,595,910

Internet Software & Services — 1.6%
Akamai Technologies, Inc.(a)(b)	33,500	1,054,245
eBay, Inc.(b)	219,500	7,083,265
Google, Inc. (Class A Stock)(b)	47,700	24,154,326
Monster Worldwide, Inc.(a)(b)	21,200	310,792
VeriSign, Inc.	35,300	1,181,138
Yahoo!, Inc.(b)	252,200	3,793,088

		37,576,854

IT Services — 3.2%
Automatic Data Processing, Inc.	93,700	4,936,116
Cognizant Technology Solutions Corp. (Class A Stock)(b)	57,900	4,246,386
Computer Sciences Corp.	31,900	1,210,924
Fidelity National Information Services, Inc.	48,900	1,505,631
Fiserv, Inc.(b)	27,900	1,747,377
International Business Machines Corp.	230,500	39,542,275
Mastercard, Inc. (Class A Stock)	18,100	5,454,254
Paychex, Inc.	63,250	1,943,040

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services (continued)
SAIC, Inc.(b)	58,700	$987,334
Teradata Corp.(b)	31,900	1,920,380
Total System Services, Inc.	29,993	557,270
Visa, Inc. (Class A Stock)	93,600	7,886,736
Western Union Co. (The)	122,704	2,457,761

		74,395,484

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	27,150	1,192,699
Mattel, Inc.	70,281	1,932,025

		3,124,724

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.(b)	65,682	3,357,007
Life Technologies Corp.(a)(b)	35,430	1,844,840
PerkinElmer, Inc.	23,200	624,312
Thermo Fisher Scientific, Inc.(b)	76,000	4,893,640
Waters Corp.(b)	17,700	1,694,598

		12,414,397

Machinery — 2.2%
Caterpillar, Inc.	122,900	13,083,934
Cummins, Inc.	38,900	4,025,761
Deere & Co.	81,400	6,711,430
Dover Corp.	36,000	2,440,800
Eaton Corp.	65,700	3,380,265
Flowserve Corp.	9,400	1,032,966
Illinois Tool Works, Inc.	96,100	5,428,689
Ingersoll-Rand PLC(a)	62,900	2,856,289
Joy Global, Inc.	18,300	1,742,892
PACCAR, Inc.	70,228	3,587,949
Pall Corp.	23,200	1,304,536
Parker Hannifin Corp.	32,487	2,915,383
Snap-On, Inc.	12,700	793,496
Stanley Black & Decker, Inc.	31,535	2,272,097

		51,576,487

Media — 3.3%
Cablevision Systems Corp. (Class A Stock)	39,600	1,433,916
CBS Corp. (Class B Stock)	129,068	3,677,147
Comcast Corp. (Class A Stock)	527,446	13,365,482
DIRECTV (Class A Stock)(a)(b)	147,600	7,501,032
Discovery Communications, Inc. (Class A Stock)(b)	52,700	2,158,592
Gannett Co., Inc.	50,200	718,864
Interpublic Group of Cos., Inc. (The)	87,162	1,089,525
McGraw-Hill Cos., Inc. (The)	58,800	2,464,308
News Corp. (Class A Stock)	445,500	7,885,350
Omnicom Group, Inc.	53,100	2,557,296
Scripps Networks Interactive, Inc. (Class A Stock)	15,600	762,528
Time Warner Cable, Inc.	64,226	5,012,197
Time Warner, Inc.(a)	203,740	7,410,024
Viacom, Inc. (Class B Stock)	112,268	5,725,668
Walt Disney Co. (The)	361,101	14,097,383
Washington Post Co. (The) (Class B Stock)(a)	1,100	460,845

		76,320,157

SEE NOTES TO FINANCIAL STATEMENTS.

A98

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining — 1.1%
AK Steel Holding Corp.	8,000	$126,080
Alcoa, Inc.	204,576	3,244,575
Allegheny Technologies, Inc.(a)	17,140	1,087,876
Cliffs Natural Resources, Inc.	27,000	2,496,150
Freeport-McMoRan Copper & Gold, Inc.	184,412	9,755,395
Newmont Mining Corp.	96,003	5,181,282
Nucor Corp.	61,400	2,530,908
Titanium Metals Corp.	8,000	146,560
United States Steel Corp.(a)	22,240	1,023,929

		25,592,755

Multiline Retail — 0.7%
Big Lots, Inc.(b)	15,900	527,085
Family Dollar Stores, Inc.	25,200	1,324,512
J.C. Penney Co., Inc.	40,500	1,398,870
Kohl’s Corp.	57,700	2,885,577
Macy’s, Inc.	82,920	2,424,581
Nordstrom, Inc.	30,100	1,412,894
Sears Holdings Corp.(a)(b)	6,712	479,505
Target Corp.	134,768	6,321,967

		16,774,991

Multi-Utilities — 1.2%
Ameren Corp.	48,500	1,398,740
CenterPoint Energy, Inc.	72,810	1,408,873
CMS Energy Corp.	43,900	864,391
Consolidated Edison, Inc.(a)	53,400	2,843,016
Dominion Resources, Inc.	106,684	5,149,637
DTE Energy Co.	32,000	1,600,640
Integrys Energy Group, Inc.	14,150	733,536
NiSource, Inc.(a)	54,100	1,095,525
PG&E Corp.	73,500	3,089,205
Public Service Enterprise Group, Inc.	97,800	3,192,192
SCANA Corp.	22,200	874,014
Sempra Energy	45,654	2,414,184
TECO Energy, Inc.	43,400	819,826
Wisconsin Energy Corp.	45,200	1,417,020
Xcel Energy, Inc.	90,095	2,189,308

		29,090,107

Office Electronics — 0.1%
Xerox Corp.	275,011	2,862,864

Oil, Gas & Consumable Fuels — 10.1%
Alpha Natural Resources, Inc.(b)	42,005	1,908,707
Anadarko Petroleum Corp.	93,526	7,179,056
Apache Corp.	73,150	9,025,979
Cabot Oil & Gas Corp.	21,500	1,425,665
Chesapeake Energy Corp.	128,000	3,800,320
Chevron Corp.	383,092	39,397,181
ConocoPhillips	271,979	20,450,101
Consol Energy, Inc.	40,300	1,953,744
Denbury Resources, Inc.(b)	73,300	1,466,000
Devon Energy Corp.	82,500	6,501,825
El Paso Corp.	137,911	2,785,802
EOG Resources, Inc.	50,400	5,269,320
EQT Corp.	26,400	1,386,528
Exxon Mobil Corp.	937,354	76,281,869
Hess Corp.	57,000	4,261,320

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	136,894	$7,211,576
Murphy Oil Corp.	38,600	2,534,476
Newfield Exploration Co.(b)	23,700	1,612,074
Noble Energy, Inc.	34,600	3,101,198
Occidental Petroleum Corp.	155,200	16,147,008
Peabody Energy Corp.	51,400	3,027,974
Pioneer Natural Resources Co.	21,200	1,898,884
QEP Resources, Inc.	33,200	1,388,756
Range Resources Corp.	30,500	1,692,750
Southwestern Energy Co.(b)	67,300	2,885,824
Spectra Energy Corp.	126,842	3,476,739
Sunoco, Inc.(a)	22,500	938,475
Tesoro Corp.(b)	31,500	721,665
Valero Energy Corp.	112,600	2,879,182
Williams Cos., Inc. (The)	114,400	3,460,600

		236,070,598

Paper & Forest Products — 0.2%
International Paper Co.	85,267	2,542,662
MeadWestvaco Corp.	33,989	1,132,174

		3,674,836

Personal Products — 0.2%
Avon Products, Inc.	78,700	2,203,600
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,100	2,219,509

		4,423,109

Pharmaceuticals — 5.6%
Abbott Laboratories	295,900	15,570,258
Allergan, Inc.	57,200	4,761,900
Bristol-Myers Squibb Co.	325,040	9,413,158
Eli Lilly & Co.	194,400	7,295,832
Forest Laboratories, Inc.(b)	55,200	2,171,568
Hospira, Inc.(b)	28,920	1,638,607
Johnson & Johnson	519,771	34,575,167
Merck & Co., Inc.	586,704	20,704,778
Mylan, Inc.(b)	76,300	1,882,321
Pfizer, Inc.	1,511,473	31,136,344
Watson Pharmaceuticals, Inc.(a)(b)	23,300	1,601,409

		130,751,342

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	8,800	664,752
Equifax, Inc.	22,800	791,616
Robert Half International, Inc.	27,700	748,731

		2,205,099

Real Estate Investment Trusts — 1.6%
Apartment Investment & Management Co. (Class A Stock)	28,974	739,706
AvalonBay Communities, Inc.	15,718	2,018,191
Boston Properties, Inc.	28,100	2,983,096
Equity Residential	56,500	3,390,000
HCP, Inc.	74,200	2,722,398
Health Care REIT, Inc.(a)	30,500	1,599,115
Host Hotels & Resorts, Inc.	123,726	2,097,156
Kimco Realty Corp.	76,400	1,424,096
Plum Creek Timber Co., Inc.(a)	28,400	1,151,336
ProLogis, Inc.	81,228	2,911,212

SEE NOTES TO FINANCIAL STATEMENTS.

A99

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Public Storage	27,600	$3,146,676
Simon Property Group, Inc.	57,501	6,683,341
Ventas, Inc.(a)	28,900	1,523,319
Vornado Realty Trust	32,657	3,042,979
Weyerhaeuser Co.(a)	99,310	2,170,917

		37,603,538

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (Class A Stock)(b)	51,100	1,283,121

Road & Rail — 0.9%
CSX Corp.	217,272	5,696,872
Norfolk Southern Corp.	68,800	5,155,184
Ryder System, Inc.	10,700	608,295
Union Pacific Corp.	93,800	9,792,720

		21,253,071

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(a)(b)	102,600	717,174
Altera Corp.	57,500	2,665,125
Analog Devices, Inc.	60,200	2,356,228
Applied Materials, Inc.	262,800	3,419,028
Broadcom Corp. (Class A Stock)	86,650	2,914,906
First Solar, Inc.(a)(b)	9,300	1,230,111
Intel Corp.	1,016,900	22,534,504
KLA-Tencor Corp.	32,000	1,295,360
Linear Technology Corp.	46,000	1,518,920
LSI Corp.(b)	118,000	840,160
MEMC Electronic Materials, Inc.(b)	35,500	302,815
Microchip Technology, Inc.(a)	32,100	1,216,911
Micron Technology, Inc.(b)	164,300	1,228,964
National Semiconductor Corp.	44,500	1,095,145
Novellus Systems, Inc.(a)(b)	17,000	614,380
NVIDIA Corp.(b)	108,250	1,724,964
Teradyne, Inc.(a)(b)	34,200	506,160
Texas Instruments, Inc.	225,100	7,390,033
Xilinx, Inc.	45,400	1,655,738

		55,226,626

Software — 3.6%
Adobe Systems, Inc.(b)	94,600	2,975,170
Autodesk, Inc.(b)	45,400	1,752,440
BMC Software, Inc.(b)	32,700	1,788,690
CA, Inc.	74,773	1,707,815
Citrix Systems, Inc.(b)	35,400	2,832,000
Compuware Corp.(b)	39,500	385,520
Electronic Arts, Inc.(b)	58,900	1,390,040
Intuit, Inc.(b)	52,800	2,738,208
Microsoft Corp.	1,411,200	36,691,200
Oracle Corp.	745,320	24,528,481
Red Hat, Inc.(b)	35,600	1,634,040
Salesforce.com, Inc.(a)(b)	21,700	3,232,866
Symantec Corp.(b)	150,111	2,960,189

		84,616,659

Specialty Retail — 1.8%
Abercrombie & Fitch Co. (Class A Stock)	15,700	1,050,644
AutoNation, Inc.(a)(b)	9,689	354,715
AutoZone, Inc.(b)	5,200	1,533,220

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail (continued)
Bed Bath & Beyond, Inc.(b)	50,900	$2,971,033
Best Buy Co., Inc.	64,525	2,026,730
CarMax, Inc.(a)(b)	40,000	1,322,800
GameStop Corp. (Class A Stock)(a)(b)	30,600	816,102
Gap, Inc. (The)(a)	83,887	1,518,355
Home Depot, Inc. (The)	307,519	11,138,338
Limited Brands, Inc.	51,896	1,995,401
Lowe’s Cos., Inc.	255,300	5,951,043
O’Reilly Automotive, Inc.(a)(b)	25,200	1,650,852
Ross Stores, Inc.	23,500	1,882,820
Staples, Inc.	142,100	2,245,180
Tiffany & Co.	21,500	1,688,180
TJX Cos., Inc.	76,000	3,992,280
Urban Outfitters, Inc.(a)(b)	23,300	655,895

		42,793,588

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	58,600	3,746,298
NIKE, Inc. (Class B Stock)	73,700	6,631,526
Polo Ralph Lauren Corp.	12,400	1,644,364
VF Corp.(a)	17,036	1,849,428

		13,871,616

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	107,200	877,968
People’s United Financial, Inc.	64,900	872,256

		1,750,224

Tobacco — 1.7%
Altria Group, Inc.	397,500	10,497,975
Lorillard, Inc.	27,731	3,019,074
Philip Morris International, Inc.	339,200	22,648,384
Reynolds American, Inc.	66,500	2,463,825

		38,629,258

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	53,600	1,929,064
W.W. Grainger, Inc.	11,800	1,813,070

		3,742,134

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A Stock)(b)	75,700	3,961,381
MetroPCS Communications, Inc.(b)	39,500	679,795
Sprint Nextel Corp.(b)	579,622	3,124,163

		7,765,339

TOTAL LONG-TERM INVESTMENTS (cost $1,233,973,923)		2,285,414,746

SHORT-TERM INVESTMENTS — 6.1%
Affiliated Money Market Mutual Fund — 5.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $137,800,509; includes $98,915,093 of cash collateral received for securities on loan) (Note 4)(c)(d)	137,800,509	137,800,509

SEE NOTES TO FINANCIAL STATEMENTS.

A100

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Principal Amount (000)	Value (Note 2)
U.S. Government Obligation — 0.2%
U.S. Treasury Bill, 0.130%, 09/15/2011 (cost $3,998,903)(e)(f)	$4,000	$3,999,832

TOTAL SHORT-TERM INVESTMENTS (cost $141,800,509)		141,800,341

Value (Note 2)
TOTAL INVESTMENTS — 104.1% (cost $1,375,773,335)	$2,427,215,087
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (4.1)%	(96,125,593)

NET ASSETS — 100.0%	$2,331,089,494

The following abbreviations are used in portfolio descriptions:

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,545,401; cash collateral of $98,915,093 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(g)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation
Long Position:
141	S&P 500 Index	Sep. 2011	$44,760,296	$46,371,375	$1,611,079

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,285,414,746	$—	$—
U.S. Government Obligation	—	3,999,832	—
Affiliated Money Market Mutual Fund	137,800,509	—	—

	2,423,215,255	3,999,832	—
Other Financial Instruments*
Futures	1,611,079	—	—

Total	$2,424,826,334	$3,999,832	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Oil, Gas & Consumable Fuels	10.1%
Affiliated Money Market Mutual Fund (including 4.2% of collateral received for securities on loan)	5.9
Pharmaceuticals	5.6
Computers & Peripherals	4.2
Diversified Financial Services	3.7
Software	3.6
Insurance	3.5
Media	3.3
IT Services	3.2
Aerospace & Defense	2.8
Diversified Telecommunication Services	2.7
Commercial Banks	2.6
Industrial Conglomerates	2.6
Beverages	2.5
Semiconductors & Semiconductor Equipment	2.4
Capital Markets	2.3
Energy Equipment & Services	2.3
Food & Staples Retailing	2.3
Healthcare Providers & Services	2.2
Machinery	2.2
Chemicals	2.1
Household Products	2.1
Communications Equipment	2.0
Healthcare Equipment & Supplies	1.9
Electric Utilities	1.8
Hotels, Restaurants & Leisure	1.8
Specialty Retail	1.8
Food Products	1.7
Tobacco	1.7
Internet Software & Services	1.6
Real Estate Investment Trusts	1.6
Biotechnology	1.2

Multi-Utilities	1.2%
Metals & Mining	1.1
Air Freight & Logistics	1.0
Internet & Catalog Retail	0.9
Road & Rail	0.9
Consumer Finance	0.8
Multiline Retail	0.7
Textiles, Apparel & Luxury Goods	0.6
Automobiles	0.5
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Life Sciences Tools & Services	0.5
Electronic Equipment, Instruments & Components	0.4
Auto Components	0.3
Household Durables	0.3
Wireless Telecommunication Services	0.3
Construction & Engineering	0.2
Independent Power Producers & Energy Traders	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
U.S. Government Obligation	0.2
Airlines	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Professional Services	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1

104.1
Liabilities in excess of other assets	(4.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker — variation margin	$1,611,079	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Warrants	Total
Equity contracts	$1,579,414	$(18,588)	$1,560,826

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$1,019,830

For the six months ended June 30, 2011, the average value at trade date for futures long position was $45,117,523

SEE NOTES TO FINANCIAL STATEMENTS.

A102

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $97,545,401:
Unaffiliated investments (cost $1,237,972,826)	$2,289,414,578
Affiliated investments (cost $137,800,509)	137,800,509
Receivable for investments sold	3,034,846
Dividends and interest receivable	2,954,818
Due from broker—variation margin	394,800
Receivable for Series shares sold	16,492
Prepaid expenses	2,338

Total Assets	2,433,618,381

LIABILITIES
Collateral for securities on loan	98,915,093
Payable for Series shares repurchased	1,945,297
Payable for investments purchased	959,863
Management fee payable	560,232
Accrued expenses and other liabilities	125,974
Payable to custodian	21,502
Affiliated transfer agent fee payable	926

Total Liabilities	102,528,887

NET ASSETS	$2,331,089,494

Net assets were comprised of:
Paid-in capital	$1,316,159,409
Retained earnings	1,014,930,085

Net assets, June 30, 2011	$2,331,089,494

Net asset value and redemption price per share, $2,331,089,494 / 71,312,977 outstanding shares of beneficial interest	$32.69

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,261)	$22,623,860
Affiliated income from securities loaned, net	152,507
Affiliated dividend income	43,249
Interest	3,458

22,822,368

EXPENSES
Management fee	4,068,407
Shareholders’ reports	153,000
Custodian’s fees and expenses	112,000
Trustees’ fees	14,000
Insurance expenses	14,000
Audit fee	9,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	7,177

Total expenses	4,394,584
Less: Management fee waiver (Note 3)	(581,201)

Net expenses	3,814,089

NET INVESTMENT INCOME	19,008,985

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	15,412,230
Futures transactions	1,579,414

16,991,644

Net change in unrealized appreciation (depreciation) on:
Investments	96,540,781
Futures	1,019,830

97,560,611

NET GAIN ON INVESTMENTS	114,552,255

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,561,240

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$19,008,985	$36,017,691
Net realized gain on investments	16,991,644	26,323,776
Net change in unrealized appreciation (depreciation) on investments	97,560,611	229,703,996

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	133,561,240	292,045,463

DISTRIBUTIONS	(36,002,280)	(37,719,877)

SERIES SHARE TRANSACTIONS:
Series shares sold [666,046 and 2,969,405 shares, respectively]	21,795,899	85,912,285
Series shares issued in reinvestment of distributions [1,145,475 and 1,398,068 shares, respectively]	36,002,280	37,719,877
Series shares repurchased [3,101,893 and 6,996,110 shares, respectively]	(101,818,939)	(198,465,748)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(44,020,760)	(74,833,586)

TOTAL INCREASE IN NET ASSETS	53,528,200	179,492,000
NET ASSETS:
Beginning of period	2,277,551,294	2,098,059,294

End of period	$2,331,089,494	$2,277,551,294

SEE NOTES TO FINANCIAL STATEMENTS.

A103

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to thirteen Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly-traded common stocks.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be

B1

obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities that are held in the Portfolios which mature in more than 60 days are valued at fair value and those short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Each Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these

B2

contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales:    Certain Portfolios of the Series Fund may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

Certain Portfolios of the Series Fund entered into financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve duration. Certain Portfolios entered into equity index futures contracts to gain market exposure. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options:    Certain Portfolios of the Series Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities and foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

B3

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios in the Series Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of particular issuer’s default by selling credit default swaps. The Portfolios’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Portfolio and the counterparty that permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The

B4

implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2011, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is

B5

recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Bond and Government Income Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion*	0.30

*	Effective August 1, 2010, PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

B6

At June 30, 2011, the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has voluntarily agreed to reimburse the Stock Index Portfolio in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to an annualized rate of 0.75% of the average daily net assets. Effective July 1, 2011, the expense limitation will be removed.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2011, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$34,036
Diversified Bond Portfolio	20,351
Equity Portfolio	40,861
Flexible Managed Portfolio	18,137
Global Portfolio	46,667
Government Income Portfolio	4,799
Stock Index Portfolio	45,554

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

B7

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2011 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$1,643,610,909	$1,761,677,891
Diversified Bond Portfolio	971,595,691	930,991,730
Equity Portfolio	1,053,160,954	1,082,475,363
Flexible Managed Portfolio	3,155,642,107	3,214,001,573
Global Portfolio	223,642,666	235,297,916
Government Income Portfolio	2,373,323,924	2,343,678,913
Stock Index Portfolio	26,628,191	83,584,116

The Diversified Bond Portfolio’s written options activity for the six months ended June 30, 2011 was as follows:

Diversified Bond Portfolio	Contracts	Premiums
Balance as of December 31, 2010	500	$1,506,673
Options written	—	—
Options terminated in closing purchase transactions	(500)	(1,506,673)
Options expired	—	—

Balance as of June 30, 2011	—	$—

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2011, the Equity Portfolio has Class II shares outstanding.

B8

Transactions in shares of beneficial interest of the Equity Portfolio were as follows:

Equity Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2011:
Series shares sold	369,501	$9,496,113
Series shares issued in reinvestment of distributions	887,087	22,097,344
Series shares repurchased	(4,998,501)	(128,632,281)

Net increase (decrease) in shares outstanding	(3,741,913)	$(97,038,824)

Year ended December 31, 2010:
Series shares sold	915,389	$20,563,535
Series shares issued in reinvestment of distributions	1,145,195	24,392,657
Series shares repurchased	(11,064,183)	(246,443,793)

Net increase (decrease) in shares outstanding	(9,003,599)	$(201,487,601)

Class II
Six months ended June 30, 2011:
Series shares sold	19,099	$503,999
Series shares issued in reinvestment of distributions	159	4,010
Series shares repurchased	(4,290)	(111,595)

Net increase (decrease) in shares outstanding	14,968	$396,414

Year ended December 31, 2010:
Series shares sold	65,768	$1,489,189
Series shares issued in reinvestment of distributions	86	1,854
Series shares repurchased	(7,367)	(170,754)

Net increase (decrease) in shares outstanding	58,487	$1,320,289

Note 8:	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolios utilized the SCA during the six months ended June 30, 2011. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at June 30, 2011
Global Portfolio	$140,000	1	1.46%	$—

Note 9:	Ownership and Affiliates

As of June 30, 2011, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective

B9

control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

B10

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.96		$14.65	$12.69	$16.69	$16.21	$15.09

Income (Loss) From Investment Operations:
Net investment income	.18		.37	.39	.50	.50	.48
Net realized and unrealized gain (loss) on investments	.57		1.31	2.08	(3.98)	.49	1.06

Total from investment operations	.75		1.68	2.47	(3.48)	.99	1.54

Less Distributions	(.37)		(.37)	(.51)	(.52)	(.51)	(.42)

Net Asset Value, end of period	$16.34		$15.96	$14.65	$12.69	$16.69	$16.21

Total Return(b)	4.73%		11.74%	20.01%	(21.41)%	6.12%	10.44%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,265.4		$2,234.7	$2,138.7	$1,957.5	$2,721.9	$2,770.6
Ratios to average net assets(c):
Expenses	.58	%(d)	.59%	.59%	.59%	.59%	.57%
Net investment income	2.11	%(d)	2.32%	2.68%	3.12%	2.95%	2.97%
Portfolio turnover rate	102	%(e)	185%	250%	336%	178%	114%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.67		$11.16	$9.89	$10.90	$10.85	$10.96

Income (Loss) From Investment Operations:
Net investment income	.27		.52	.50	.54	.58	.57
Net realized and unrealized gain (loss) on investments	.24		.63	1.46	(.90)	.02	(.05)

Total from investment operations	.51		1.15	1.96	(.36)	.60	.52

Less Distributions	(.54)		(.64)	(.69)	(.65)	(.55)	(.63)

Net Asset Value, end of period	$11.64		$11.67	$11.16	$9.89	$10.90	$10.85

Total Return(b)	4.35%		10.57%	20.51%	(3.46)%	5.71%	4.98%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,536.6		$1,522.9	$1,363.5	$1,134.8	$1,218.3	$1,150.4
Ratios to average net assets(c):
Expenses	.43	%(d)	.46%	.44%	.44%	.44%	.45%
Net investment income	4.62	%(d)	4.46%	4.79%	5.07%	5.39%	5.18%
Portfolio turnover rate	94	%(e)	191%	401%	723%	476%	393%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008(c)	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.75		$22.30	$16.40	$29.67	$27.45	$24.64

Income (Loss) From Investment Operations:
Net investment income	.07		.15	.16	.29	.35	.30
Net realized and unrealized gain (loss) on investments	1.57		2.48	6.04	(10.52)	2.21	2.80

Total from investment operations	1.64		2.63	6.20	(10.23)	2.56	3.10

Less Distributions	(.17)		(.18)	(.30)	(3.04)	(.34)	(.29)

Net Asset Value, end of period	$26.22		$24.75	$22.30	$16.40	$29.67	$27.45

Total Return(a)	6.66%		11.90%	38.17%	(38.16)%	9.32%	12.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,423.1		$3,324.3	$3,195.1	$2,521.0	$4,423.9	$4,402.7
Ratios to average net assets(b):
Expenses	.48	%(e)	.48%	.48%	.48%	.47%	.47%
Net investment income	.59	%(e)	.71%	.90%	1.21%	1.16%	1.10%
Portfolio turnover rate	31	%(d)	68%	98%	67%	57%	60%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008(c)	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$25.00		$22.46	$16.47	$29.81	$27.52	$24.69

Income (Loss) From Investment Operations:
Net investment income	.05		.04	.09	.19	.28	.19
Net realized and unrealized gain (loss) on investments	1.55		2.54	6.07	(10.61)	2.20	2.80

Total from investment operations	1.60		2.58	6.16	(10.42)	2.48	2.99

Less Distributions	(.04)		(.04)	(.17)	(2.92)	(.19)	(.16)

Net Asset Value, end of period	$26.56		$25.00	$22.46	$16.47	$29.81	$27.52

Total Return(a)	6.42%		11.50%	37.58%	(38.47)%	8.91%	12.13%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.4		$1.9	$.4	$.4	$1.3	$1.9
Ratios to average net assets(b):
Expenses	.88	%(e)	.88%	.88%	.88%	.87%	.87%
Net investment income	.20	%(e)	.34%	.52%	.78%	.74%	.71%
Portfolio turnover rate	31	%(d)	68%	98%	67%	57%	60%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the year.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.63		$14.28	$12.34	$18.30	$18.36	$16.92

Income (Loss) From Investment Operations:
Net investment income	.16		.31	.34	.45	.50	.44
Net realized and unrealized gain (loss) on investments	.72		1.37	2.05	(4.62)	.65	1.59

Total from investment operations	.88		1.68	2.39	(4.17)	1.15	2.03

Less Distributions	(.31)		(.33)	(.45)	(1.79)	(1.21)	(.59)

Net Asset Value, end of period	$16.20		$15.63	$14.28	$12.34	$18.30	$18.36

Total Return(a)	5.71%		12.03%	19.95%	(24.82)%	6.30%	12.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,161.8		$3,077.3	$2,906.0	$2,621.6	$3,716.3	$3,723.6
Ratios to average net assets(b):
Expenses	.63	%(c)	.64%	.63%	.64%	.63%	.62%
Net investment income	1.92	%(c)	2.06%	2.50%	2.85%	2.53%	2.48%
Portfolio turnover rate	126	%(d)	205%	248%	321%	212%	153%

	Global Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.49		$16.68	$13.07	$24.62	$22.53	$18.96

Income (Loss) From Investment Operations:
Net investment income	.20		.28	.28	.40	.36	.26
Net realized and unrealized gain (loss) on investments	.75		1.79	3.75	(10.38)	2.00	3.44

Total from investment operations	.95		2.07	4.03	(9.98)	2.36	3.70

Less Distributions	(.28)		(.26)	(.42)	(1.57)	(.27)	(.13)

Net Asset Value, end of period	$19.16		$18.49	$16.68	$13.07	$24.62	$22.53

Total Return(a)	5.22%		12.74%	31.39%	(42.92)%	10.48%	19.65%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$661.3		$648.5	$619.5	$512.7	$985.0	$932.9
Ratios to average net assets(b):
Expenses	.83	%(c)	.87%	.85%	.84%	.81%	.84%
Net investment income	2.06	%(c)	1.60%	1.77%	2.01%	1.43%	1.24%
Portfolio turnover rate	35	%(d)	69%	50%	65%	48%	50%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008		2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.03		$11.86	$11.40	$11.38		$11.26	$11.40

Income (Loss) From Investment Operations:
Net investment income	.16		.35	.37	.45		.53	.54
Net realized and unrealized gain (loss) on investments	.14		.47	.49	.03		.10	(.13)

Total from investment operations	.30		.82	.86	.48		.63	.41

Less Distributions	(.42)		(.65)	(.40)	(.46)		(.51)	(.55)

Net Asset Value, end of period	$11.91		$12.03	$11.86	$11.40		$11.38	$11.26

Total Return(a)	2.55%		6.99%	7.71%	4.30%		5.70%	3.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$402.6		$399.2	$375.4	$370.5		$340.3	$354.3
Ratios to average net assets(b):
Expenses	.48	%(d)	.50%	.47%	.52	%(c)	.52%	.50%
Net investment income	2.62	%(d)	2.87%	3.11%	3.98	%(c)	4.62%	4.75%
Portfolio turnover rate	816	%(e)	1122%	1179%	2707%		2377%	734%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Includes interest expense of 0.03%.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	Stock Index Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.37		$27.89	$22.76	$36.84	$35.64	$31.41

Income (Loss) From Investment Operations:
Net investment income	.27		.48	.49	.64	.68	.56
Net realized and unrealized gain (loss) on investments	1.56		3.51	5.32	(14.02)	1.14	4.31

Total from investment operations	1.32		3.99	5.81	(13.38)	1.82	4.87

Less Distributions	(.51)		(.51)	(.68)	(.70)	(.62)	(.64)

Net Asset Value, end of period	$32.69		$31.37	$27.89	$22.76	$36.84	$35.64

Total Return(a)	5.90%		14.59%	26.07%	(36.94)%	5.10%	15.54%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,331.1		$2,277.6	$2,098.1	$1,815.8	$3,122.4	$3,306.4
Ratios to average net assets(b):
Expenses	.33	%(c)	.36%	.37%	.37%	.37%	.37%
Net investment income	1.64	%(c)	1.70%	2.06%	2.04%	1.73%	1.61%
Portfolio turnover rate	1	%(d)	4%	5%	4%	3%	3%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized

(d)	Not annualized

SEE NOTES TO FINANCIAL STATEMENTS.

C5

The Prudential Variable Contract Account - 10

Approval of Advisory Agreements

The VCA-10 Committee

The Committee of the Prudential Variable Contract Account-10 (“VCA-10”) (the “Committee”) consists of ten individuals, eight of whom are not “interested persons” of VCA-10, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-10 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-10’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-10’s management agreement with Prudential Investments LLC (“PI”) and VCA-10’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of VCA-10 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Committee, PI may provide supplemental data compiled by Lipper for the Committee’s consideration. The comparisons placed VCA-10 in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2010, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadvisers, the performance of VCA-10, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-10 and its investors as VCA-10’s assets grow. In its deliberations, the Committee did not did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-10. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Committee determined that the overall arrangements between VCA-10 and PI, which serves as VCA-10’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as VCA-10’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of VCA-10 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-10 by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-10, as well as the provision of recordkeeping, compliance, and other services to VCA-10. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-10’s investment restrictions and compliance with applicable VCA-10 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-10 and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-10’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from VCA-10’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-10 by Jennison, and that there was a reasonable basis on which to conclude that VCA-10 benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of VCA-10

The Committee received and considered information about VCA-10’s historical performance. The Committee considered that VCA-10’s gross performance in relation to its Peer Universe (the Lipper VA Large-Cap Core Funds Performance Universe)1 was in the first quartile over the ten-year period, in the second quartile over the three- and five-year periods, and in the fourth quartile over the one-year period. The Committee also noted that VCA-10 outperformed its benchmark index for the three-, five- and ten-year periods, though it underperformed its benchmark index for the one-year period. The Committee further noted that VCA-10’s performance was in the first quartile for the first quarter of 2011. The Committee concluded that, in light of VCA-10’s competitive performance over longer time periods, it would be in the interest of VCA-10 and its investors for VCA-10 to renew the agreements.

Fees and Expenses

The Committee considered that VCA-10’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s first quartile, and total expenses ranked in the Expense Group’s fourth quartile. The Committee noted PI’s explanation that VCA-10’s fourth quartile ranking for total expenses was attributable to relatively high non-management fee expenses resulting from VCA-10’s relatively small asset size.

[1]

Although Lipper classifies VCA-10 in its VA Multi-Cap Core Funds Performance Universe, the VA Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe are more consistent with VCA-10’s investment approach, and therefore, provide a more appropriate basis for VCA-10 performance comparisons.

The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-10’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for VCA-10 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-10’s assets grow beyond current levels. In light of VCA-10’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-10’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with VCA-10. The Committee concluded that potential benefits to be derived by PI included brokerage commissions that may be received by affiliates of PI, fees received by affiliates of PI for serving as VCA-10’s securities lending agent, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with VCA-10. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-10 and its investors.

The Prudential Variable Contract Account - 11

Approval of Advisory Agreements

The VCA-11 Committee

The Committee of the Prudential Variable Contract Account-11 (“VCA-11”)(the “Committee”) consists of ten individuals, eight of whom are not “interested persons” of VCA-11, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-11 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-11’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-11’s management agreement with Prudential Investments LLC (“PI”) and VCA-11’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of VCA-11 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and PIM. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Committee, PI may provide supplemental data compiled by Lipper for the Committee’s consideration. The comparisons placed VCA-11 in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2010, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of VCA-11, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-11 and its investors. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-11. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Committee determined that the overall arrangements between VCA-11 and PI, which serves as VCA-11’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as VCA-11’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of VCA-11 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-11 by PI and PIM. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-11, as well as the provision of recordkeeping, compliance, and other services to VCA-11. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by PIM, as well as adherence to VCA-11’s investment restrictions and compliance with applicable VCA-11 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-11 and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM portfolio managers who are responsible for the day-to-day management of VCA-11’s portfolio. The Committee was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Committee also noted that it received favorable compliance reports from VCA-11’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Committee noted that PIM is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-11 by PIM, and that there was a reasonable basis on which to conclude that VCA-11 benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of VCA-11

The Committee received and considered information about VCA-11’s historical performance. The Committee considered that VCA-11’s gross performance in relation to its Peer Universe (the Lipper Retail Money Market Funds Performance Universe) was in the first quartile over the ten-year period, in the second quartile over the three- and five-year periods, and in the third quartile over the one-year period. In light of VCA-11’s competitive performance over longer time periods, the Committee concluded that it would be in the best interest of VCA-11 and its investors for the Committee to renew the management and subadvisory agreements.

Fees and Expenses

The Committee considered that VCA-11’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s fourth quartile. The Committee considered PI’s explanation that VCA-11’s fourth quartile ranking for total expenses was attributable to relatively high non-management fees. The Committee also considered that VCA-11’s fourth quartile ranking for total expenses was reflective, in part, of its relatively small asset size.

The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-11’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for VCA-11 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-11’s assets grow beyond current levels. In light of VCA-11’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-11’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Committee considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with VCA 11. The Committee concluded that potential benefits to be derived by PI included benefits to the reputation or other intangible benefits resulting from PI’s association with VCA 11. The Commitee concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-11 and its investors.

The Prudential Series Fund

Approval of Advisory Agreements

Introduction

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of ten individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee and the Compliance Committee. The Board has also established a new standing committee, the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-17, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that renewal of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 15-17, 2011 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”), each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time. In response to a request from the Board, management agreed to further study economies of scale and breakpoints and provide a report at a future Board meeting.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced. The Board also noted that the management fee was subject to a voluntary waiver by PI of 0.05% of the management fee at each breakpoint level, and that PI had agreed to retain this waiver.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions that may be received by affiliates of PI, fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2010.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2010. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	Second Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Second Quartile	Second Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board concluded that in light of the Portfolio’s competitive long-term performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Fourth Quartile	Third Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed the index over the three- and ten-year periods.

•

The Board also noted that, in 2005, the existing solo subadviser was replaced with four subadvisers and that two more subadvisers were added in 2008. As a result of this multi-manager framework, PI explained that the Portfolio has significantly less tracking error relative to the benchmark compared to most peers.

•

The Board further noted PI’s explanation that the Portfolio’s recent performance had improved, as shown by the Portfolio’s outperformance against its benchmark index over the one-year period and also through 2009 and 2010.

•	The Board concluded that, in light of the Portfolio’s recently improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio’s performance over all periods closely tracked the benchmark index, which was consistent with the Portfolio’s operation as an index fund.

•

The Board accepted PI’s recommendation to discontinue the voluntary cap on net total Portfolio expenses of 0.75% because the Portfolio’s expenses do not reach (and are not anticipated to reach) the expense cap level.

•	The Board accepted PI’s recommendation to retain the existing voluntary waiver of 0.05% of the management fee at each breakpoint level.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Trust, each Portfolio and its shareholders.

Results of Proxy Voting (Unaudited)

At a special meeting of shareholders held on February 25, 2011, shareholders of The Prudential Series Fund approved a proposal to elect Trustees.

The individuals listed in the table below were elected as Trustees of the Fund. All Trustees, with the exception of Ms. Austin, served as Trustees of the Fund prior to the shareholder meeting.

Trustee	Affirmative	Withhold
Susan Davenport Austin	1,668,601,852.245	57,162,585.840
Timothy S. Cronin	1,672,594,900.340	53,169,537.745
Saul K. Fenster	1,664,173,565.591	61,590,872.494
Delayne Dedrick Gold	1,666,079,585.427	59,684,852.658
Robert F. Gunia	1,671,967,699.651	53,796,738.434
W. Scott McDonald, Jr.	1,667,065,054.050	58,699,384.035
Thomas T. Mooney	1,668,968,682.073	56,795,756.012
Thomas M. O’Brien	1,671,396,805.608	54,367,632.477
Stephen Pelletier	1,672,768,000.200	52,996,437.885
F. Don Schwartz	1,664,889,620.232	60,874,817.853

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

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Prudential

To learn more about Prudential Financial, go to www.prudential.com, or scan the code below.

Prudential Retirement, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0158564-00003-00        MD.RS.011

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Variable Contract Account-10

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	August 18, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 18, 2011